As filed with the Securities and Exchange Commission on April 29, 2021
File No. 333-214404
811-21250
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
--------------------------------
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No.4
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 54
Allstate Life of New York Variable Life Separate Account A
(Exact Name of Registrant)
ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
(Name of Depositor)
878 Veteran's Memorial Highway
Suite 400
Hauppauge, New York 11788
631-357-8920
(Address of Depositor's principal executive offices)
CT Corporation
208 South LaSalle Street
Suite 814
Chicago, IL 60604
(312) 345-4320
(Name, Address and Telephone Number of Agent for Service)
Copy to:
SONYA EKART, ESQUIRE
ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
2920 SOUTH 84TH STREET
LINCOLN, NE 68506
It is proposed that this filing will become effective (check appropriate box)
/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on April 30, 2021, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24 of the Investment Company Act of 1940.

Securities being offered - interests in Allstate Life of New York Variable Life Separate Account A of Allstate Life Insurance Company of New York under variable life insurance contracts.

Approximate date of proposed public offering: continuous.

FutureVest Variable Universal Life
Individual Flexible Premium Variable Adjustable Life Insurance Policies

Issued by: Allstate Life Insurance Company of New York
In connection with: Allstate Life of New York Variable Life Separate Account A

Mailing Address:
P.O. Box 660191,
Dallas, TX 75266-0191

1-800-268-5619

Date: April 30, 2021
This Prospectus describes information you should know about the Allstate FutureVest VUL® Individual Flexible Premium Variable Adjustable Life Insurance Policy. Please read it carefully.
This Policy is designed to provide both life insurance protection and flexibility in connection with Premium payments and Death Benefits. Subject to certain restrictions, you may vary the frequency and amount of Premium payments and increase or decrease the level of life insurance benefits payable under the Policy. In addition, it may not be advantageous for you to replace existing insurance coverage or buy additional insurance coverage if you already own a variable life insurance policy.
If you are a new investor in the Policy, you may cancel your Policy by returning it to us within 30 days of receiving it without paying fees or penalties. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total Policy Value. You should review the prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.
Additional information about certain investment products, including variable life insurance policies, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
On March 29, 2021, The Allstate Corporation announced it had entered into an agreement to sell Allstate Life Insurance Company of New York to Wilton Reassurance Company (the “Transaction”). The Transaction is expected to close in the second half of 2021, subject to regulatory approvals and other customary closing conditions. The terms and provisions of your Policy will not be changed by the Transaction.
Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for the Portfolio Companies available under your Policy will no longer be sent by mail, unless you specifically request paper copies of the reports from Allstate Life Insurance Company of New York. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from Allstate Life Insurance Company of New York electronically by contacting Allstate Life Insurance Company of New York Customer Service at 1-800-268-5619.
You may elect to receive all future reports in paper free of charge. You can inform Allstate Life Insurance Company of New York that you wish to continue receiving paper copies of your shareholder reports by contacting Allstate Life Insurance Company of New York Customer Service at 1-800-268-5619. Your election to receive shareholder reports in paper will apply to all Portfolio Companies available under your Policy.
NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
The Policies are not FDIC insured.

PROSPECTUS

PROSPECTUS

Definitions
Please refer to this list for the meaning of the following terms:
Accumulation Unit — An accounting unit of measurement, which we use to calculate the value of a Sub-Account.
Age — The Insured’s age at his or her last birthday.
Attained Age — The Insured’s age on his or her last birthday as of the Policy Issue Date and subsequent Policy Anniversaries.
Beneficiary(ies) — The person(s) named by you to receive the Death Benefit under the Policy.
Company — Allstate Life Insurance Company of New York, sometimes referred to as “Allstate New York.”
Death Benefit — The amount payable to the Beneficiary under the Policy upon the death of the Insured, before payment of any unpaid Policy Debt or policy charges.
Face Amount — The initial Death Benefit under your Policy, adjusted for any changes in accordance with the terms of your Policy.
Fixed Account — The portion of Policy Value receiving fixed interest crediting and allocated to our general account.
Grace Period — A time period of 61 days that begins on any Monthly Activity Day where the Net Surrender Value is less than the Monthly Deduction for the current Policy Month, except as provided in the Safety Net Premium provision.
Insured — The person whose life is covered by your Policy.
Investment Options - Includes each of the Sub-Accounts and the Fixed Account available to invest in.
Issue Date — The date the Policy is issued. It is used to determine Policy Years and Policy Months in your Policy.
Loan Account — An account established for amounts transferred from the Sub-Accounts and the Fixed Account as security for outstanding Policy loans.
Monthly Activity Day — The day of the month on which deductions are made. If a month does not have that day, the deduction will be made on the last day of that month.
Monthly Automatic Payment — A method of paying a premium each month automatically, for example by bank draft or salary deduction.
Monthly Deduction — The amount deducted from Policy Value on each Monthly Activity Day for the policy fee, mortality and expense risk charge, administrative expense charge, cost of insurance charge, and the cost of any benefit riders.
Net Investment Factor — An index applied to measure the net investment performance of a Sub-Account from one Valuation Date to the next. It is used to determine the Policy Value of a Sub-Account in any Valuation Period.
Net Policy Value — The Policy Value, less any Policy Debt.
Net Premium — The Premium paid less the premium expense charge.
Net Surrender Value — The amount you would receive upon surrender of your Policy, equal to the Surrender Value less any Policy Debt.
Policy Anniversary — The same day and month as your Issue Date for each subsequent year your Policy remains inforce.
Policy Debt — The sum of all unpaid Policy loans and accrued interest.
Policy Month — A one month period beginning on the same day of the month as the Issue Date of the Policy.

PROSPECTUS

Policy Owner (“You” “Your”) — The person(s) having the rights of ownership defined in the Policy. The Policy Owner may or may not be the same person as the Insured. If your Policy is issued pursuant to a retirement plan, your ownership rights may be modified by the plan.
Policy Value — The sum of the values in the Sub-Accounts of the Separate Account plus the value of the Fixed Account, plus the Loan Account. The amount from which Monthly Deductions are made and the Death Benefit is determined.
Policy Year — A twelve-month period beginning on the Issue Date or a Policy Anniversary.
Portfolio Company(ies)— The underlying fund(s) (or investment series thereof) in which the Sub-Accounts invest. Each Portfolio Company is an investment company registered with the SEC or a separate investment series of a registered investment company.
Premium — Amounts paid to us as Premium for the Policy by you or on your behalf.
Safety Net Premium — The period of time the Policy is guaranteed to stay inforce based on the payment of the Safety Net Premium.
Separate Account — Allstate Life of New York Variable Life Separate Account A, which is a segregated investment account of Allstate Life Insurance Company of New York.
Sub-Account — A subdivision of the Separate Account invested wholly in shares of one of the Portfolio Companies.
Surrender Value — The Policy Value less any applicable surrender charges.
Tax Code — The Internal Revenue Code of 1986, as amended.
Valuation Date — Each day the New York Stock Exchange is open for business. Currently the New York Stock Exchange is closed on the following holidays: New Years Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. We do not determine accumulation unit value on days on which the New York Stock Exchange is closed for trading.
Valuation Period — The period of time during which we determine the change in the value of the Sub-Accounts in order to price Accumulation Units. Each Valuation Period begins at the close of normal trading on the New York Stock Exchange, currently 4:00 p.m. Eastern time, on each Valuation Date and ends at the close of the NYSE on the next Valuation Date.
We, Us, Our — Our company, Allstate Life Insurance Company of New York, sometimes referred to as “Allstate New York.”
You, Your — The person(s) having the rights of ownership defined in your Policy.

PROSPECTUS

Important Information You Should Consider About the Policy

Fees and Expenses				Location in Prospectus
Charges for Early Withdrawals
There are no surrender charges on partial withdrawals. A Partial Withdrawal Service Fee of the lesser of 2% of amount withdrawn or $25.00 applies.

If the investor surrenders the Policy within the first 10 Policy Years, he or she will be assessed a surrender charge. The maximum surrender charge factor is 4,749% ($47.49) per $1,000 of Face Amount. For example, if you surrender your Policy, you could pay a surrender charge of up to $4,749 on a Policy with a $100,000 Face Amount.
				Charges and Deductions - Surrender Charge and Partial Withdrawal Service Fee
Transaction Charges
In addition to surrender charges (if applicable), the investor may also be charged for other transactions. A Premium Expense Charge is charged when premium is paid, and a Transfer Fee* may be charged for the second and each subsequent transfer in each calendar month. Fees may also be charged to exercise optional benefits.

*We are currently waiving this fee.
				Charges and Deductions – Premium Expense and Fee Table - Transaction Fees
Ongoing Fees and Expenses (as annual charges)
In addition to surrender charges and transaction charges, the Policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the Policy and Rider Charges for optional benefits available under the Policy, and such fees and expenses are set based on characteristics of the Insured (e.g., age, sex, and rating classification).

Loan interest will be charged if you have taken out a loan on your Policy.

A policy fee is charged monthly.

An administrative charge is charged monthly.

The mortality and expense risk charge is charged monthly for Policy Value allocated to the Sub-Accounts. The mortality and expense risk charge is not assessed against your Policy Value in the Fixed Account.

Investors should view the policy specifications page of the Policy for rates applicable to their Policy.

Investors will also bear expenses associated with the Portfolio Companies under the Policy, as shown in the following table:
				Charges and Deductions – Monthly Deduction and Fee Table - Periodic Charges Other Than Annual Portfolio Company's Expenses
	Annual Fee	Minimum	Maximum
	Investment Options (Portfolio Company fees and expenses)	0.10%	1.07%

PROSPECTUS

Risks		Location in Prospectus
Risk of Loss	You can lose money by investing in the Policy.	Principal Risks of Investing in the Policy
Not a Short-Term Investment
This Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Charges assessed on Premiums and the Surrender Charge imposed on surrenders during the first 10 Policy Years will reduce your surrender proceeds. In addition, a surrender may have adverse tax consequences.
Principal Risks of Investing in the Policy
Risks Associated with Investment Options
Your Policy Value will vary depending on the investment options you select. Sub-Accounts will vary depending on the performance of the Portfolio Companies in which they invest and are subject to the risk of negative investment performance. Each investment option, including the Fixed Account investment option, will have its own unique risks. You should review these investment options before making an investment decision.
Principal Risks of Investing in the Policy and General Description of the Policy – The Fixed Account
Insurance Company Risks	An investment in the Policy is subject to the risks related to Allstate Life Insurance Company of New York. Any obligations (including under any fixed account investment options), guarantees, or benefits are subject to the claims-paying ability of Allstate Life Insurance Company of New York. If Allstate Life Insurance Company of New York experiences financial distress, it may not be able to meet its obligations to you. More information about Allstate Life Insurance Company of New York, including its financial strength ratings, is available upon request by calling 1-800-268-5619.	General Account and Financial Condition of Allstate Life Insurance Company of New York
Contract Lapse
Your Policy could lapse (terminate) if the value of your Policy becomes too low to support the Policy’s monthly charges and the Safety Net Premium feature is not in effect. Death benefits will not be paid if the Policy has lapsed. If you have any outstanding Policy loans when your Policy lapses, you may have taxable income as a result.

If the Policy lapses, you may apply for reinstatement by paying to us the reinstatement Premium and any applicable charges required under the Policy. If a Policy loan was outstanding at the time of your Policy’s lapse, you must either repay or reinstate the loan before we reinstate your Policy. All Policy charges continue to be based on your original Issue Date.
How Your Policy Can Lapse

7
PROSPECTUS

Restrictions		Location in Prospectus
Investments
Certain Sub-Accounts may not be available depending on the date you purchased your Policy. In addition, Certain Sub-Accounts are closed to Policy Owners not invested in the specified Sub-Accounts by a designated date. We reserve the right to add, combine, remove or substitute investment options.

We also reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account. We reserve the right to limit transfers in any Policy Year, or to refuse any transfer request for a Policy Owner or certain Policy Owners.

More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at https://www.accessallstate.com/product/AllstateFutureVestVULNY. You can also request this information at no cost by calling 1-800-268-5619 or by sending an email request to service@allstate.com.

Changes to the Separate Account - Additions, Deletions and Substitutions of the Securities Market Timing and Excessive Trading and Trading Limitations Transfers - General
Optional Benefits	We may discontinue or modify any of the optional benefits at any time prior to the time you elect to receive it.	Other Benefits Available Under the Policy

Taxes	Location in Prospectus
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Policy. The death benefit of a life insurance policy that was transferred for value may be subject to ordinary income taxes, and subject to tax penalties.
Federal Taxes

Conflicts of Interest	Location in Prospectus
Investment Professional Compensation
Some investment professionals may receive compensation for selling the Policy to investors.

We will pay commissions to broker-dealers that sell the Policies. In addition, certain bonuses and managerial compensation may be paid.

From time to time, we pay asset-based compensation to broker-dealers. We may also pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These investment professionals may have a financial incentive to offer or recommend the Policy over another investment.
Charges and Deductions – Commissions Paid to Broker-Dealers
Exchanges
Some investment professionals may have a financial incentive to offer an investor a new Policy in place of the one you already own. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both Policies, that it is preferable for you to purchase the new Policy rather than continue to own your existing Policy.
Charges and Deductions – Commissions Paid to Broker-Dealers and Surrender Charges

8
PROSPECTUS

Overview of the Policy
For Whom is this Policy Appropriate?
This Policy is designed to provide both life insurance protection, flexibility in Premium payments and a choice of Death Benefits. It may be appropriate for an investor who has a higher risk tolerance, an understanding of investments, a long-term investment horizon, financial goals needing a Death Benefit with an added investment component and funds that are not required to meet current needs.
What Premium Payments are Required Under the Policy?
Because the Policy is a “flexible premium” policy you have a great amount of flexibility in determining the timing and amount of your Premiums. You are required to pay a first year Premium, which is based on your Policy’s Face Amount and the Insured’s age, sex and risk class. After the first Policy Year, you do not have to pay the required Premium as long as you pay the cumulative Premium due under the Safety Net Premium Feature. Under the Safety Net Premium Feature, we agree to keep the Policy, including any optional benefits, inforce for a specified period regardless of the investment performance of the Sub-Accounts as long as your total premiums paid (reduced for withdrawals and Policy Debt) at least equals the sum of monthly Safety Net Premiums on or before the Safety Net Premium guarantee expiry date shown in your Policy. When the Safety Net Premium Feature is not in effect, your Policy remains inforce as long as the Net Surrender Value is large enough to pay the charges on your Policy as they come due. Payment of insufficient premiums may result in a lapse of the Policy.
Before we accept any Premium that would require an increase in the net amount at risk under the Policy, you first must provide us with evidence of insurability. The Tax Code imposes limits on the amount of Premium that can be contributed under a life insurance policy. Accordingly, we will not accept any Premium that would cause your Policy to exceed this limit, unless you increase the Face Amount of your Policy appropriately.
The Policy currently offers multiple Investment Options, which include Sub-Accounts and a Fixed Account option. Each Sub-Account invests in a single Portfolio Company. You may invest in up to 21 Investment Options. You may transfer money among your investment choices, subject to restrictions. Additional information about each Portfolio Company is provided in the Appendix B at the back of this Prospectus.
What are the Primary Features of the Policy?
Death Benefit. While your Policy is inforce, we will pay a Death Benefit to the Beneficiary upon the death of the Insured. The Policy provides for two Death Benefit options you may choose between while the Insured is alive. Decreases in the Policy Value never cause the Death Benefit to be less than the Face Amount. Before we pay the Death Benefit to the Beneficiary, however, we subtract an amount sufficient to repay any outstanding Policy Debt and to pay any due and unpaid charges.
Withdrawal Options. You may withdraw part of your Policy Value through a partial withdrawal, which must equal at least $250. In addition, the maximum partial withdrawal amount may not reduce the Face Amount below $25,000.
Loan Provisions. You may borrow money from us using your Policy as security for the loan. The maximum loan amount is equal to 75% of the Surrender Value so long as the Net Surrender Value after the loan is taken is sufficient to cover the most recent total monthly deduction times 3. Taking a loan from your Policy may increase the risk that your Policy will lapse, may prevent you from satisfying the Safety Net cumulative premium requirements, will have a permanent effect on your Policy Value and will reduce the Death Proceeds. In addition, if your Policy is a modified endowment contract for tax purposes, taking a Policy loan may have tax consequences.
Optional Benefits. You may ask to add one or more riders to your Policy to provide additional optional insurance benefits. We require evidence of insurability before we issue a rider to you. The riders we currently offer are described below in “Other Benefits Available Under the Policy.” In our discretion, we may offer additional riders or stop offering a rider. All riders can be concurrently elected. Riders requiring an additional cost will reduce your Policy Value due to the cost of the rider.
Riders
•Children’s Level Term Rider - This rider provides for level term insurance on the Insured’s children, as defined in the rider. We provide coverage until the earlier of the child’s 25th birthday or the Insured’s age 65.
9
PROSPECTUS

•Accidental Death Benefit Rider - Under this rider, we provide additional insurance if the Insured dies from accidental bodily injury as defined in the rider.
•Continuation of Payment Rider - Under this rider, we contribute a monthly amount to the Policy Value if the Insured becomes totally disabled as defined in the rider.
•Accelerated Death Benefit Rider, Terminal Illness - This rider provides for an advance of a portion of the Death Benefit if the Insured is diagnosed with a terminal illness and satisfactory proof of the terminal illness is provided to us.
•Overloan Protection Rider - If the benefit is elected under this rider, the Policy will not lapse due to Policy loans exceeding the Surrender Value.
•Guaranteed Insurability Rider - This rider provides the option to increase the Face Amount of the Policy on the Policy anniversaries following the attainment of Insured’s ages 25, 28, 31, 34, 37 and 40 without proof of insurability. Unscheduled increases are allowed in lieu of the attained age increase options at the following life events: birth, marriage and adoption.
Other Benefits
•Asset Allocation Program - You may elect to participate in the optional asset allocation program for no additional charge to you. The asset allocation program provides Policy Owners with an assessment questionnaire to help determine their investment time horizon and tolerance for risk. Based on the answers to the questionnaire, one of five asset allocation Sub-Accounts, the Morningstar ETF Asset Allocation Series Portfolios, is recommended. These portfolios are managed such that the allocations between different asset classes remain consistent with the qualities identified during the initial assessment.
•Dollar Cost Averaging - You may automatically transfer a set amount every month (or other intervals we may offer) from any Sub-Account or the Fixed Account to any Sub-Account or Fixed Account.
•Portfolio Rebalancing - We will automatically rebalance the Policy Value in each Sub-Account and return it to the desired percentage allocations each quarter.

Fee Table
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Policy. Please refer to your Policy specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender or make withdrawals from the Policy, or transfer cash value between Investment Options.

10
PROSPECTUS

Transaction Fees

Charge	When Charge is Deducted	Amount Deducted
Maximum Premium Expense Charge	When you pay a premium	6% of the Premium amount
Surrender Charge	When you surrender your Policy during the first 10 Policy Years	Maximum: $47.49 per $1,000 of Face Amount Minimum: $4.48 per $1,000 of Face Amount
Year One Charge for a Representative Investor(1) Surrender Charge for 45-year old Male Non-Smoker, $120,000 Face Amount, at issue	When you surrender your Policy	$20.88 per $1,000 of Face Amount
Partial Withdrawal Service Fee	When you make a withdrawal	The lesser of 2% of amount withdrawn or $25.00
Transfer Fee(2)	Second and each subsequent transfer in each calendar month	$10.00 Maximum; $0 current
Accelerated Death Benefit Rider, Terminal Illness	When Benefit Elected	$150
Overloan Protection Rider	When Benefit Elected	4.5% of Policy Value
(1)The charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that a particular investor will pay. You may obtain more information about the particular charges that would apply to you by contacting the number on the cover page.
(2)We are currently waiving this fee.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including the Portfolio Company's fees and expenses.
Periodic Charges Other Than Annual Portfolio Company's Expenses

Charge	When Charge is Deducted	Amount Deducted
Base Policy Charge:
Cost of Insurance(1) Maximum and Minimum Charge	Monthly	Maximum and current: $83.33 per $1,000 Net Amount at Risk Minimum and current: $0.01 per $1,000 Net Amount at Risk
Charge for a Representative Investor(1) Cost of Insurance Charge for 45-year old Male Non-Smoker, $120,000 Face Amount, at issue, assuming $1,825.00 annual premium		Guaranteed: $0.16 per $1,000 Net Amount at Risk Current: $0.16 per $1,000 Net Amount at Risk First Month's Charge: $18.37
Policy Fee	Monthly	Maximum: $15; current: $11
Mortality and Expense Risk Fees	Monthly	Years 1-10: 0.85% annually - guaranteed (0.70% annually - current) Sub-Account Policy Value Years 11+: 0.45% annually - guaranteed (0.30% annually - current) Sub-Account Policy Value
11
PROSPECTUS

Administrative Expense Charge	Monthly for the first 30 Policy Years	Maximum: $0.35 per $1,000 Face Amount Minimum: $0.06 per $1,000 Face Amount
Charge for a Representative Investor(1) Cost of Insurance Charge for 45-year old Male Non-Smoker, $120,000 Face Amount, at issue.		$0.16 per $1,000 on the first $100,000 $0.06 per $1,000 on the amount over $100,000
For Policies with applications signed prior to August 10, 2020:
Loan Interest Rate	Annually	Interest Rate on Preferred Loans 2% annually; Interest Rate on Standard Loans 3% annually
For Policies with applications signed on or after August 10, 2020:
Loan Interest Rate	Annually	Interest Rate on Preferred Loans 1% annually; Interest Rate on Standard Loans 2% annually
Optional Benefit Charges
Children’s Level Term Rider	Monthly	$2.50 per $5,000 unit of coverage
Accidental Death Benefit Rider	Monthly	Maximum COI: $0.13 per $1,000 of benefit amount Minimum COI: $0.08 per $1,000 of benefit amount
Charge for a Representative Investor(1) Cost of Insurance Charge for 45-year old Male Non-Smoker, $120,000 Face Amount, at issue		$0.10 per $1,000 Monthly Charge: $12.00
Continuation of Payment Rider	Monthly	Maximum COI: $1.54 per $100 of benefit amount Minimum COI: $0.25 per $100 of benefit amount
Charge for a Representative Investor(1) Cost of Insurance Charge for 45-year old Male Non-Smoker, $120,000 Face Amount, at issue, assuming $1,825.00 annual premium		$0.64 per $100 of benefit amount Monthly Charge: $11.68
Guaranteed Insurability Rider	Monthly	Maximum COI: $0.12 per $1,000 benefit amount Minimum COI: $0.07 per $1,000 benefit amount
Charge for a Representative Investor(1) Cost of Insurance Charge for 45-year old Male Non-Smoker, $120,000 Face Amount, at issue		$0.11 per $1,000 Monthly Charge: $13.20
(1)The cost of insurance or other charge varies based on individual characteristics. The cost of insurance charge or other charge shown in the table may not be representative of the charge that a particular investor will pay. You may obtain more information about the particular cost of insurance or other charges that would apply to you by contacting the number on the cover page.
The next table shows the minimum and maximum total operating expenses charged by the Portfolio Companies that you may pay periodically during the time that you own the Policy. A complete list of the Portfolio Companies available under the Policy, including their annual expenses, is located in the Appendix B at the back of this Prospectus.
The Portfolio Company's Annual Expenses

	Minimum	Maximum
Total Annual Operating Expenses(1) (expenses that are deducted from the Portfolio Company's assets, which may include management fees, distribution and/or service (12b-1) fees, and other expenses)	0.10%	1.07%
(1)Expenses are shown as a percentage of the Portfolio Company's average daily net assets (before any waiver or reimbursement) as of December 31, 2020.
12
PROSPECTUS

Principal Risks of Investing in the Policy
Risk of Loss. You can lose money by investing in the Policy. Amounts you allocate to Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolio Companies in which those Sub-Accounts invest. You bear the investment risk that the Portfolio Companies might not meet their investment objectives. Shares of the Portfolio Companies are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.
Not a Short-Term Investment. This Policy is designed to provide benefits on a long-term basis. It is not suitable as a short-terms savings vehicle. You should not purchase the Policy if you may need to access the Policy Value within a short time. If you are purchasing a Policy for a specialized purpose, you should consider whether the long-term nature of the Policy is consistent with the purpose for which you are purchasing the Policy.
Risks Associated with Investments. Your Policy Value will vary depending on the investments options you select. Sub-Accounts will vary depending on the performance of the Portfolio Companies in which they invest and are subject to the risk of negative investment performance. Each investment option, including the Fixed Account investment option, will have its unique risks. You should review these investment options before making an investment decision.
Insurance Company Risks. An investment in the Policy is subject to the risks related to Allstate Life Insurance Company of New York. Any obligations (including under any Fixed Account investment options), guarantees, or benefits are subject to the claims-paying ability Allstate Life Insurance Company of New York. If Allstate Life Insurance Company of New York experiences financial distress, it may not be able to meet its obligations to you.
Policy Lapse. Your Policy could lapse (terminate) if the value of your Policy becomes too low to support the Policy’s monthly charges and the Safety Net Premium feature is not in effect. Death benefits will not be paid if the Policy has lapsed. If you have any outstanding Policy loans when your Policy lapses, you may have taxable income as a result.
If the Policy lapses, you may apply for reinstatement by paying to us the reinstate Premium and any applicable charges required under the Policy. If a Policy loan was outstanding at the time of your Policy’s lapse, you must either repay or reinstate the loan before we reinstate your Policy. All Policy charges continue to be based on your original Issue Date.
Access to Cash Value. You may surrender your Policy at any time for its Net Surrender Value. Upon surrender, life insurance coverage under your Policy ends. We will subtract a surrender charge from your surrender proceeds during the first ten Policy Years and the first ten years following an increase to the Face Amount. You also may withdraw a portion of your Policy Value through a partial withdrawal. We deduct a partial withdrawal service fee of the lesser of 2% of the amount withdrawn, or $25, from the remaining Policy Value for a partial withdrawal. Surrenders and withdrawals may have adverse tax consequences.
Tax Consequences. Your Policy is structured to meet the definition of a life insurance policy under the Tax Code. We may need to limit the amount of Premiums you pay under the Policy to ensure that your Policy continues to meet that definition.
Current federal tax law generally excludes all Death Benefits from the gross income of the beneficiary of a life insurance policy. In addition, you generally are not subject to taxation on any increase in the Policy Value until it is withdrawn. Generally, you are taxed on surrender proceeds and the proceeds of any partial withdrawals only if those amounts, when added to all previous distributions, exceed the total Premiums paid. Amounts received upon surrender or withdrawal in excess of Premiums paid are treated as ordinary income.
Special rules govern the tax treatment of life insurance policies that meet the federal definition of a modified endowment contract. Depending on the amount and timing of your Premiums, your Policy may meet that definition. Under current tax law, Death Benefit payments under modified endowment contracts, like Death Benefit payments under other life insurance policies, generally are excluded from the gross income of the beneficiary. Withdrawals and Policy loans, however, are treated differently. Amounts withdrawn and Policy loans are treated first as income, to the extent of any gain, and then as a return of Premium. The income portion of the distribution is includible in your taxable income. In addition, an additional 10% federal penalty tax is generally imposed on the taxable portion of amounts received before age 59½. We will not accept any Premium that would cause the Policy not to qualify as a life insurance policy under the Tax Code. For more information on the consequences of a Policy becoming a modified endowment contracts, see Federal Taxes -Modified Endowment Contracts. For more information on the tax treatment of the Policy, in general, see “Federal Taxes".
The death benefit of life insurance policies that were transferred for value may be subject to ordinary income taxes. Estate taxes may apply. Consult your tax adviser for additional information.
13
PROSPECTUS

General Description of Depositor, Registrant, and Sub-Accounts
Allstate Life Insurance Company of New York. Allstate Life Insurance Company of New York ("Company") serves as the depositor of the Separate Account. Our home office is located in Hauppauge, New York. Our administrative are located at 3075 Sanders Road, Northbrook, IL 60062-7127; however, our mailing address is P.O. Box 660191, Dallas, TX 75266-0191.
General Account and Financial Condition of Allstate Life Insurance Company of New York. Any guarantees under the Policy that exceed your Policy Value are paid out of the Company’s general account and are subject to our financial strength and claims paying ability. Obligations funded by the general account are the death benefit, living benefits, the accelerated death benefit riders, and the Overloan Protection Rider.
We are obligated to pay all money we owe under the Policies — such as death benefits and income payments — if that amount exceeds the assets in the Separate Account. Any such amount is paid from our general account. Such amounts are subject to our financial strength and claims paying ability and our long-term ability to make such payments. We are regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account and requires us to hold a specific amount of reserves to meet contractual obligations payable out of our general account. We monitor our reserves so that we hold sufficient amounts to cover actual or expected Policy and claims payments. State regulators also require Allstate Life Insurance Company of New York to maintain a minimum amount of capital, to act as a cushion in the event the Company suffers a financial impairment. But there is no guarantee that we will always be able to meet our claims paying obligations, and there are risks associated with purchasing any insurance product.
We encourage both existing and prospective Policy Owners to read and understand our financial statements. Our financial statements are included in the Statement of Additional Information. You may obtain a copy of the Statement of Additional Information without charge by writing to us at P.O. Box 660191, Dallas, TX 75266-0191, or calling us at 1-800-268-5619.
The Separate Account. Allstate Life of New York Variable Life Separate Account A is the registrant of the policies. It was originally established in 2016, as a segregated asset account of the Company. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management of the Separate Account or the Company. Allstate Life of New York Variable Life Separate Account A is a segregated asset account of Allstate Life Insurance Company of New York. Allstate Life Insurance Company of New York owns the assets of the Separate Account, but we hold them separate from our other assets. To the extent that these assets are attributable to the Policy Value of the Policies offered by this Prospectus, these assets may not be used to pay any liabilities of Allstate Life Insurance Company of New York other than those arising from the Policies. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, losses or any investment experience of Allstate Life Insurance Company of New York’s other assets. Allstate Life Insurance Company of New York is obligated to pay all amounts promised to Policy Owners under the Policies.
The Separate Account is divided into Sub-Accounts. The assets of each Sub-Account are invested in the shares of one of the Portfolio Companies. We do not guarantee the investment performance of the Separate Account, its Sub- Accounts, or the Portfolio Companies. Values allocated to the Separate Account rise and fall with the values of shares of the Portfolio Companies and are also reduced by Policy charges. We use the Separate Account to fund the Policies and our other variable universal life insurance policies. We account separately for each type of variable life insurance policy funded by the Separate Account.
The street address for the Allstate Life Insurance Company of New York Variable Life Separate Account is 3075 Sanders Road, Northbrook, IL 60062-7127, with a mailing address of P.O. Box 660191, Dallas, TX 75266-0191.
Sub-Accounts. You may allocate your purchase payments to various Sub-Accounts. Each Sub-Account invests in the shares of a corresponding Portfolio Company. Each Portfolio Company has its own investment objective(s) and policies. Information regarding each Portfolio Company, including its name; its type or a brief statement of its investment objectives; its investment adviser and any sub-investment adviser; current expenses; and performance is included in the Appendix B at the back of this Prospectus. Certain Portfolio Companies may not be available depending on the date you purchased your Policy. In addition, certain Portfolio Companies are closed to Policy Owners not invested in the specified Portfolio Companies by a designated date.
14
PROSPECTUS

We do not provide investment advice, nor do we recommend any particular Sub-Account. You bear the risk of any decline in the value of Sub-Accounts resulting from the performance of the Sub-Accounts. Please consult with a qualified investment professional if you wish to obtain investment advice. You should carefully consider the investment objectives, risks, charges and expenses of the underlying Portfolio Companies when making an allocation to the Sub-Accounts.
Voting Rights. As a general matter, you do not have a direct right to vote the shares of the Portfolio Companies held by the Sub-Accounts to which you have allocated your Policy Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. We notify you when your instructions are needed and provide proxy materials or other information to assist you in understanding the matter at issue. We determine the number of Portfolio Company shares as to which a Policy Owner may give instructions as of the record date for a Portfolio Company’s shareholder meeting.
The number of votes you are entitled to for a Portfolio Company’s shares held in a Sub-Account in which you are invested is determined by dividing your Sub-Account value attributable to the Portfolio Company by the net asset value of a single Portfolio Company share. Fractional shares will be counted.
In most cases, you are the person entitled to give voting instructions. However, if you assign your Policy, the assignee may be entitled to give voting instructions. Retirement plans may have different rules for voting by plan participants.
If you send written voting instructions to us, we follow your instructions in voting the Portfolio Company shares attributable to your Policy. If you do not send written instructions, we vote the shares attributable to your Policy in the same proportions as the shares for which we have received instructions from other Policy Owners. While proportional voting guarantees all outstanding shares of a Portfolio Company are voted, it can lead to a small number of shareholders determining the outcome of a proxy.
We may, when required by state insurance regulatory authorities, disregard Policy Owner voting instructions if the instructions would cause a change in the sub-classification or investment objective of one or more of the Portfolio Companies or to approve or disapprove an investment advisory contract for one or more of the Portfolio Companies.
In addition, we may disregard voting instructions in favor of changes initiated by Policy Owners in the investment objectives or the investment adviser of the Portfolio Companies if we reasonably disapprove of the proposed change. We would disapprove a proposed change only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we reasonably conclude that the proposed change would not be consistent with the investment objectives of the Portfolio Company or would result in the purchase of securities for the Portfolio Company which vary from the general quality and nature of investments and investment techniques utilized by the Portfolio Company. If we disregard voting instructions, we include a summary of that action and our reasons for that action in the next semi-annual report to you.
This description reflects our view of currently applicable law. If the law changes or our interpretation of the law changes, we may decide that we are permitted to vote the Portfolio Company shares without obtaining instructions from our Policy Owners, and we may choose to do so.

Charges and Deductions
Premium Expense Charge. Before we allocate a Premium to the Policy Value, we subtract the premium expense charge. The premium expense charge equals 6.00% of all Premiums in all years. This charge is intended to help us pay for: (a) actual sales expenses, which include agents’ sales commissions and other sales and distribution expenses; (b) state premium taxes and other state and local premium taxes; and (c) certain Federal taxes and other expenses related to the receipt of Premiums.
New York does not currently have a premium tax.
Monthly Deduction. On the Issue Date and on each Monthly Activity Day, we deduct from your Policy Value a Monthly Deduction to cover certain charges and expenses in connection with the Policy. The Monthly Deduction is the sum of the following five items:
1)the policy fee;
2)the administrative expense charge;
3)the mortality and expense risk charge;
4)the cost of insurance charge for your Policy; and
5)the cost of certain additional benefits provided by riders, if any.
15
PROSPECTUS

We allocate the mortality and expense risk charge pro rata among the Sub-Accounts in proportion to the amount of your Policy Value in each Sub-Account. We allocate the remainder of the Monthly Deduction pro rata among the Sub-Accounts and the Fixed Account, unless you specify otherwise.
Policy Fee. The monthly policy fee will never be more than $15.00 per month. We currently charge $11.00. This charge compensates us in part for administrative expenses such as salaries, postage, telephone, office equipment and periodic reports. The policy fee is waived after the Insured’s age 121.
Administrative Expense Charge. The monthly Administrative Expense Charge applies for the first thirty Policy Years, and varies based on the Insured’s age at issue of the Policy, sex, payment class, and Face Amount. The current monthly Administrative Expense Charge is tiered such that one rate per $1,000 is charged on the first $100,000 of Face Amount and another rate per $1,000 is charged on the Face Amount above $100,000. See Periodic Charges Other Than Annual Portfolio Company's Expenses. The guaranteed amount is the same as the current amount. This charge covers administration expenses and issuance costs. A monthly Administrative Expense Charge is determined separately for each increase in Face Amount based on the Insured’s Attained Age at the time of the increase. The applicable charge applies for thirty years from the date of the increase. If you decrease the Face Amount, the Administrative Expense Charge remains the same. The Administrative Expense Charge is waived after the Insured’s age 121.
Mortality and Expense Risk Charge. The current monthly mortality and expense risk charge is calculated at a monthly rate of 0.06% of the net Policy Value allocated to the Sub-Accounts for the first ten years and 0.03% thereafter. The mortality and expense risk charge is not assessed against your Policy Value in the Fixed Account. This charge compensates us for the mortality and expense risks that we assume in relation to the Policies. The mortality risk assumed includes the risk that the cost of insurance charges specified in the Policy will be insufficient to meet claims. We also assume a risk that, on the Monthly Activity Day preceding the death of an Insured, the Death Benefit will exceed the amount on which the cost of insurance charges were based. The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the administrative charges set in the Policy. The mortality and expense risk charge is waived after the Insured’s age 121.
Cost of Insurance Charge. The cost of insurance is determined monthly. The cost of insurance charge is determined by multiplying the applicable current cost of insurance rate per $1,000 by the net amount at risk for each Policy Month. The net amount at risk is (a) – (b), where: (a) is the Death Benefit as of the prior Monthly Activity Day divided by 1.0032737; and (b) is the Policy Value as of the prior Monthly Activity Day. The cost of insurance rate is individualized depending on the Insured’s age at issue of the Policy, Policy Year, sex, payment class and Face Amount, thus, the rate differs from year to year. The rates are determined by us, but they will never be more than the guaranteed rates shown in your Policy. Please see the following example.

Example (45-Year Old Non-Smoking Male):
Face Amount	$100,000
Death Benefit Option	1
Policy Value on the Current Monthly Activity Day	$30,000
Insured’s Attained Age	45
Corridor Percentage	215%
Death Benefit	$100,000

On the Monthly Activity Day in this example, the Death Benefit as then computed would be $100,000, because the Face Amount ($100,000) is greater than the Policy Value multiplied by the applicable corridor percentage ($30,000 × 215% = $64,500). See Standard Death Benefits - Death Benefits- Death Benefit Options. Since the Policy Value on that date is $30,000, the cost of insurance charges per $1,000 are applied to the difference in the net amount at risk of $69,674 (($100,000/1.0032737) – $30,000).
Assume that the Policy Value in the above example was $50,000. The Death Benefit would then be $107,500 (215% × $50,000), since this is greater than the Face Amount ($100,000). The cost of insurance rates in this case would be applied to the net amount at risk of $57,149 (($107,500/1.0032737) – $50,000).
The Policy Value may vary monthly, based on the investment performance of the Sub-Accounts you have selected, the addition of interest credited to your Fixed Account (if any), the deduction of charges, and any other Policy transaction. Under Policies with an Option 1 Death Benefit, increases in the Policy Value generally decrease the net amount at risk; conversely, decreases in the Policy Value increase the net amount at risk. Since the cost of insurance charge is based on the net amount at risk, your cost of insurance charge probably will be correspondingly different each month. Under
16
PROSPECTUS

Policies with an Option 2 Death Benefit, however, the net amount at risk does not vary with changes in the Policy Value, unless your Policy’s death benefit is determined under a corridor percentage. In that circumstance, increases in the Policy Value increase the net amount at risk. See “Purchase of Policy and Premiums - Policy Value”. Accordingly, a change in the Policy Value does not affect your monthly cost of insurance charge, unless it increases your net amount at risk.
We determine the cost of insurance charge separately for the initial Face Amount and each subsequent increase. The cost of insurance charge for increases reflects circumstances, such as the Insured’s age and health status, at the time of the increase. The cost of insurance charge covers our anticipated mortality costs for standard and substandard risks. We determine the current cost of insurance rates, but we guarantee that we will never charge you a cost of insurance rate higher than the guaranteed cost of insurance rates shown in the Policy.
We base the cost of insurance rate on the sex, issue age, Policy Year and premium rating class of the Insured, and on the Face Amount. We charge a lower current cost of insurance rate for Policies with a Face Amount of $200,000 or above. If an increase in Face Amount of your Policy would raise the total Face Amount above one of these break points, only the amount of the increase above the breakpoint is eligible for a lower current cost of insurance rate. Although we base the current cost of insurance rate on our expectations as to future mortality experience, that rate will never exceed a maximum cost of insurance rate based on the 2017 Commissioners Standard Ordinary (“2017 CSO”) Smoker and Non-Smoker Mortality Table, based on the Insured’s sex, smoker status, and age.
Beginning on the Policy Anniversary following the Insured’s 121st birthday, we waive all cost of insurance charges, administrative expense charges, mortality and expense risk charge, and monthly policy fee.
Loans. The amounts allocated to the Loan Account are credited interest at the Loan Credited Rate of 2.0% for Policies with an application signed prior to August 10, 2020 and 1.0% for Policies with an application signed date on or after August 10, 2020. The annual interest rate charged for preferred loans of 2.0% for Policies with an application signed prior to August 10, 2020, and 1.0% for Policies with an application signed date on or after August 10, 2020, while standard loans are charged an annual interest rate of 3.0% for Policies with an application signed prior to August 10, 2020 and 2.0% for Policies with an application signed date on or after August 10, 2020. See Policy Loans for information regarding how Policy loans are deducted from the relevant accounts. Because amounts allocated to the Loan Account are credited interest, the loan credited rate is 2.0% per year for Policies with an application signed prior to August 10, 2020, and 1.0% per year for Policies with an application signed date on or after August 10, 2020. Preferred loans have a zero net cost and standard loans are subject to a net interest rate of 1.0%. For additional information please refer to Policy Loans section.
Rider Charges. If your Policy includes one or more optional benefits, a rider charge applicable to each optional benefit you purchased is made from your Policy Value each month. The charge is to compensate us for the anticipated cost of providing these benefits and is specified on the applicable rider. The charge for the Children's Level Term Rider is $2.50 per $5,000 unit of coverage; up to 5 units may be purchased. The Accidental Death Benefit Rider cost of insurance charge varies based on the insured’s age; the maximum cost of insurance for this rider is $0.13 per $1,000 of benefit amount and the minimum cost of insurance is $0.08 per $1,000 of benefit amount. The Continuation of Payment Rider cost of insurance charge varies based on the insured’s age and sex; the maximum cost of insurance for this rider is $1.54 per $100 of benefit amount and the minimum cost of insurance is $0.25 per $100 of benefit amount. The Guaranteed Insurability Rider cost of insurance charge varies based on the insured’s age; the maximum cost of insurance for this rider is $0.12 per $1,000 of benefit amount and the minimum cost of insurance is $0.07 per $1,000 of benefit amount. Rider charges for a representative insured are in the "Periodic Charges Other Than Portfolio Company's Operating Expenses" table of this Prospectus. The Accelerated Death Benefit Rider, Terminal Illness has a $150 administrative fee if the benefit is elected. The Accelerated Death Benefit Rider, Chronic Illness has a $250 administrative fee if the benefit is elected. The Overloan Protection Rider has a transaction fee of 4.5% of the Policy Value if the benefit is elected.For a description of the optional riders, see “Other Benefits Available Under the Policy”.
Separate Account Income Taxes. We are not currently deducting or maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax from the operation of the Separate Account. We will deduct for any taxes we incur as a result of the operation of the Separate Account, whether or not we previously made a provision for taxes and whether or not it was sufficient.
Portfolio Company Charges. You indirectly bear the charges and expenses of the Portfolio Companies whose shares are held by the Sub-Accounts to which you allocate your Policy Value. These charges and expenses are deducted from the assets of the Portfolios. For more detailed information, please refer to the prospectuses for the appropriate Portfolio Companies.
We receive compensation from the investment advisers or administrators of some of the Portfolio Companies. Such compensation is consistent with the services we provide or the cost savings resulting from the arrangement and therefore may differ between Portfolio Companies. Such compensation typically is a percentage of the Separate Account assets
17
PROSPECTUS

invested in the relevant Portfolio Company and generally may range up to 0.25% annually of net assets. We receive Rule 12b-1 fees or service fees directly from some of the Portfolio Companies for providing certain services primarily intended to assist in the account servicing of the Portfolio Company’s shares held by corresponding Sub-Accounts.
Surrender Charge. If you surrender your Policy, we may subtract a surrender charge from the surrender proceeds. The surrender charge equals the amount shown in the surrender charge table in your Policy, plus any additional surrender charge due to increases in the Face Amount of your Policy. The amount of the surrender charge decreases over time.
Initial Surrender Charge. When we issue your Policy, we determine the initial surrender charge. To determine the initial surrender charge, we multiply the Initial Face Amount of your Policy by a rate per thousand dollars of Face Amount. The applicable rate depends on the Insured’s age at issue, sex and status as a smoker or non-smoker. For example, if the Insured is age 45 when your Policy is issued, the applicable rates per thousand are as follows:

Male Non-Smoker	$20.88
Male Smoker	$25.97
Female Non-Smoker	$18.80
Female Smoker	$21.28
Unisex Non-Smoker	$20.51
Unisex Smoker	$25.58
Accordingly, if the Insured were a male non-smoker age 45 and the Policy’s Face Amount were $100,000, the surrender charge initially would be $2,088.00.
The rates for each category are greater or lesser according to the age of the Insured when your Policy is issued. The maximum rate is $47.49 per thousand.
If you surrender your Policy after ten Policy Years have elapsed, we do not charge a surrender charge (unless you have increased the Face Amount of your Policy, as explained below). Before that time, we determine the applicable surrender charge by multiplying the initial surrender charge on your Policy by the appropriate surrender charge percentage for the Policy Year in which the surrender occurs. The applicable surrender charge percentage depends on the Insured’s sex, age when your Policy was issued, status as a smoker or non-smoker, and the number of years elapsed since your Policy was issued. For example, the following surrender charge percentage rates would apply if the Insured were 45 years old when your Policy was issued:

POLICY YEAR	Male, Nonsmoker Age 45	Male, Smoker Age 45	Female, Nonsmoker Age 45	Female, Smoker Age 45	Unisex, Nonsmoker Age 45	Unisex, Smoker Age 45
1	100%	100%	100%	100%	100%	100%
2	93%	93%	93%	93%	93%	93%
3	87%	87%	87%	87%	87%	87%
4	82%	82%	82%	82%	82%	82%
5	77%	77%	77%	77%	77%	77%
6	64%	64%	64%	64%	64%	64%
7	51%	51%	51%	51%	51%	51%
8	38%	38%	38%	38%	38%	38%
9	25%	25%	25%	25%	25%	25%
10	12%	12%	12%	12%	12%	12%
11+	0%	0%	0%	0%	0%	0%

Thus, in the example given above, if the Policy were surrendered during the seventh Policy Year, the surrender charge would equal [$1,064.88 ($2,088.00 × 51%)]. A different surrender charge percentage rate might apply if the Insured is older than 45 when the Policy is issued.
18
PROSPECTUS

Surrender Charge on Increases in Initial Face Amount. If you increase the Initial Face Amount of your Policy, we determine an additional surrender charge amount applicable to the amount of the increase. We determine the initial amount of the additional surrender charge using the same formula and rates used in determining the initial surrender charge, except that we use the Insured’s age and smoking status at the time of the increase, rather than at the time your Policy was issued.
The surrender charge on the increase also decreases over a ten Policy Year period, starting from the effective date of the increase. The schedule of surrender charge percentages applicable to the additional surrender charge is based on the Insured’s age at the time of the increase. If you surrender your Policy or make a partial withdrawal, we separately calculate the surrender charge applicable to the Initial Face Amount and each increase and add those amounts to determine the total surrender charge.
If you decrease the Face Amount, the applicable surrender charge remains the same.
We include in your Policy a table showing the surrender charge rates and the surrender charge percentages applicable under the Policies. For additional information concerning the rates applicable to you, please consult your agent or contact our Service Center at the number on the cover page of this prospectus. In addition, a table of the applicable rates is on file with the SEC as an exhibit to the registration statement for the Policies.
The premium expense charge (in part) and the surrender charge are imposed to cover our actual sales expenses, which include agents’ sales commissions and other sales and distribution expenses. We expect to recover total sales expenses of the Policies over the life of the Policies. However, the premium expense charge and surrender charge paid with respect to a particular Policy may be higher or lower than the distribution expenses we incurred in connection with that Policy. To the extent distribution costs are not recovered by these charges, we may make up any shortfall from the assets of our general account, which includes funds derived from the mortality and expense charge on the Separate Account assets and the other charges imposed under the Policies.
Partial Withdrawal Service Fee. We do not assess a surrender charge for a partial withdrawal. We do, however, subtract a partial withdrawal service fee of the lesser of 2% of the amount withdrawn, or $25, for a partial withdrawal from the remaining Policy Value to cover our expenses relating to the partial withdrawal. The partial withdrawal fee will be deducted in the same proportions as the partial withdrawal, see Making Withdrawals: Accessing the Money in Your Policy - Partial Withdrawals.
Transfer Fee. We currently are not charging a transfer fee. The Policy, however, permits us to charge a transfer fee of $10 on the second and each subsequent transaction in each calendar month in which transfer(s) are effected between Sub-Account(s) and/or the Fixed Account and to require a minimum transfer amount of $100. We will notify you if we begin to charge this fee.
We will deduct the transfer fee from the Policy Value that remains in the Sub-Account(s) or Fixed Account from which we process your transfer. If that amount is insufficient to pay the transfer fee, we will deduct the fee from the transferred amount.
Commissions Paid to Broker-Dealers. We will pay commissions to broker-dealers that sell the Policies. Commissions paid vary, but we may pay a maximum sales commission of 135% of first year premiums, plus up to 5% of any additional Premiums in Years 2-5. In addition, we may pay a trail commission of up to 0.20% of Policy Value on Policies that have been inforce for at least one year. In addition, certain bonuses and managerial compensation may be paid. We pay all commissions and incentives.
Commissions payable to sales representatives for the sale of the Policy are calculated based on the total Premium payments.
From time to time, we pay asset-based compensation to broker-dealers. These payments vary among broker-dealers, and the asset-based payments may be up to 0.25% of Policy Value annually. These payments are intended to contribute to the promotion of the Policies, and they vary among broker-dealers. The distribution support services include but are not limited to: (1) placement of the Policies on a list of preferred or recommended products in the broker-dealer’s distribution system; (2) sales promotions with regard to the Policies; (3) participation in sales conferences; and (4) helping to defray the costs of sales conferences and educational seminars for the broker-dealer’s registered representatives. A list of broker-dealers that Allstate Distributors, LLC paid pursuant to such arrangements is provided in the Statement of Additional Information, which is available upon request. For a free copy, please write or call us at the address or telephone number listed on the front page of this prospectus, or go to the SEC’s Web site (www.sec.gov).
19
PROSPECTUS

To the extent permitted by FINRA rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. We may not offer the arrangements to all broker-dealers and the terms of the arrangement may differ among broker-dealers.

General Description of the Policy
Policy Rights. The Policy provides a number of Policy roles. They are the Policy Owner, the Insured, and the Beneficiaries.
Policy Owner. The Policy Owner controls the Policy during the lifetime of the Insured. The Insured is the Policy Owner if no other person is named in the application as the Policy Owner. Unless you provide otherwise, as Policy Owner, you may exercise all rights granted by the Policy without the consent of anyone else. If the last-named Policy Owner dies before the Insured, then any contingent owner is the new Policy Owner. If no Policy Owner named is living, then the Policy Owner will be the estate of the last-named Policy Owner.
You may name a new Policy Owner. You must make this request in writing in a form satisfactory to us and file it with us. No such request is binding upon us until we accept it. When we accept it, it is effective as of the date you signed the request, subject to any action we have taken before we accept it.
Insured. The Insured is the person whose life is covered by this Policy.
Beneficiaries. You name the Beneficiary(ies) (Primary Beneficiary, Contingent Beneficiary) in the application for the Policy. You may change the Beneficiary at any time, except irrevocable Beneficiaries may not be changed without their written consent.
You must request a change of Beneficiary in writing. We provide a form to be completed, signed and filed with us. Your request for a change in Beneficiary takes effect upon our filing of a signed and completed form, effective as of the date you signed the form. Until we receive your change instructions, we are entitled to rely on your most recent instructions in our files. Accordingly, we are not liable for making a payment to the person shown in our files as the Beneficiary or treating that person in any other respect as the Beneficiary, even if instructions that we subsequently receive from you seek to change your Beneficiaries effective as of a date before we made the payment or took the action in question.
If you name more than one Beneficiary, we divide the Death Benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions regarding the amount each Beneficiary is to receive, we pay the Death Benefit in equal shares to the Beneficiaries. If one of the Beneficiaries dies before you, we divide the Death Benefit among the surviving Beneficiaries.
Assignment. You may assign your Policy as collateral security. You must notify us in writing if you assign the Policy. Until we receive notice from you, we are not liable for any action we may take or payments we may make that may be contrary to the terms of your assignment. We are not responsible for the validity of an assignment. Your rights and the rights of the Beneficiary may be affected by an assignment.
Dividends. We do not pay any dividend under the Policies.
Change to Face Amount. You may change the Face Amount after the first Policy Year. You may request the change by writing to us at the address shown on the first page of this Prospectus. You should be aware that a change in the Face Amount changes the net amount at risk and, therefore, changes the cost of insurance charges on your Policy. The change will take effect on the Monthly Activity Day after we approve the request. We do not permit a Face Amount change if the Policy is in the Grace Period.
If you request a decrease in Face Amount, we first apply it to coverage provided by the most recent increase in Face Amount, then to the next most recent increase successively and finally to the coverage under the original application. We do not permit a decrease in the Face Amount of your Policy if afterward the Face Amount remaining inforce would be less than $100,000. A decrease in the Face Amount affects the Safety Net Premium, if applicable. A Face Amount decrease will not be subject to a partial withdrawal fee, even if the reduction triggers a mandatory withdrawal of funds from this Policy.
To apply for an increase in the Face Amount, you must submit to us a supplemental application, accompanied by satisfactory evidence that the Insured is insurable. We do not permit any increase in Face Amount after the Insured’s 80th birthday. The minimum amount of a Face Amount increase is $10,000. You may not increase the Face Amount of your Policy more often than once every twelve months.
20
PROSPECTUS

You should be aware that an increase in the Face Amount of your Policy affects the cost of insurance charges applicable to your Policy. As noted above, we deduct a larger amount of cost of insurance charges, because an increase in the Face Amount also increases the net amount at risk under your Policy. We will not approve a request for a Face Amount increase if the Net Surrender Value is too small to pay the Monthly Deduction for the Policy Month following the increase. As described in “Charges and Deductions - Surrender Charge”, if you increase the Face Amount of your Policy, your maximum surrender charge also increases. Finally, increases in the Face Amount of your Policy also increase the Safety Net Premium amount. Modifying the Policy’s Face Amount may have tax ramifications. For additional information, please see “Federal Taxes”.
The Fixed Account. The portion of the Policy relating to the Fixed Account is not registered under the Securities Act of 1933 (“1933 Act”) and the Fixed Account is not registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account nor any interests in the Fixed Account are subject to the provisions. The statements about the Fixed Account in this Prospectus may be subject to generally applicable provisions of the federal securities laws regarding accuracy and completeness.
You may allocate part or all of your Premiums to the Fixed Account. Amounts allocated to the Fixed Account become part of the general assets of Allstate New York. Allstate New York invests the assets of the general account in accordance with applicable laws governing the investments of insurance company general accounts.
We credit interest to amounts allocated to the Fixed Account at an effective annual rate of at least 2.0% for Policies with an application signed prior to August 10, 2020 and 1.0% for Policies with an application signed date on or after August 10, 2020. We are not obligated to, but we may credit interest at a higher rate. You assume the risk that the interest rate credited to the Fixed Account may be no higher than those rates.
Policy and/or Registrant Changes
Changes to the Policy. We reserve the right to amend the Policy to comply with changes in requirements imposed by our regulators. Only officers of Allstate Life Insurance Company of New York have authority to change this Policy. No agent may do this. Any change must be made in writing by us and is subject to any necessary regulatory approvals.
Changes to the Separate Account
Additions, Deletions and Substitutions of Securities. We reserve the right, subject to applicable law:
•Operate the Separate Account in any form permitted by law;
•Take any action necessary to comply with, or obtain and continue any exemption from, applicable laws;
•Transfer assets from one Sub-Account to another, or to our general account and to substitute the Portfolio Companies in which the Sub-Accounts invest subject to requirements of the Investment Company Act of 1940;
•Add, combine, or remove Sub-Accounts in the Separate Account
•Assess a charge for taxes attributable to the operations of the Separate Account or for other taxes, as described in "Charges and Deductions”; and
•Change the way in which we assess other charges, as long as the total other charges do not exceed the amount currently charged by the Separate Account and the Portfolio Companies in connection with the Policies.
•De-register the Separate Account under the Investment Company Act of 1940;
•Manage the Separate Account under the direction of a committee or discharge such committee at any time;
•Restrict or eliminate any voting rights of Policy Owners or other persons who have voting rights as to the Separate Account;
•Combine the Separate Account with one or more other separate accounts; and
•Transfer assets of the Separate Account, which we determine to be associated with the class of policies to which this Policy belongs, to another separate account. If this type of transfer is made, the term “Separate Account”, as used in the Policy, shall mean the separate account to which the assets were transferred.
21
PROSPECTUS

We also reserve the right, subject to applicable laws and regulations and after providing notice to you, to discontinue accepting Premium payments and/or discontinue permitting transfers into Sub-Accounts of the Separate Account.

Transfers
General. While the Policy is inforce, you may transfer Policy Value among the Fixed Account and Sub-Accounts in writing or by telephone. Currently, there is no minimum transfer amount. We may set a minimum transfer amount in the future. In the future, we may charge you the transfer fee, although currently we are waiving it.
You currently may not have Policy Value in more 21 Investment Options. Accordingly, we will not perform a transfer that would cause your Policy to exceed that limit. We may waive this limit in the future.
Generally, we only make transfers on Valuation Dates. See “Purchase of Policy and Premiums - Policy Value”. If we receive your request on a day that is not a Valuation Date, or if we receive your request after the close of business on the NYSE, we make the transfer on the first subsequent Valuation Date.
Special requirements apply to transfers from the Fixed Account. You may transfer a single payment from the Fixed Account to the Sub-Accounts only during the 60-day period beginning on the Issue Date or each Policy Anniversary. We do not process transfer requests involving the Fixed Account at any other time, except transfers pursuant to a Dollar Cost Averaging or Portfolio Rebalancing program.
You may not transfer Policy Value or allocate new Premiums into the Fixed Account if transfers are being made out under the Dollar Cost Averaging program. However, we may waive or modify these restrictions on transfers from the Fixed Account.
This limit also applies to transfers under a Dollar Cost Averaging program, unless you choose to transfer your entire Fixed Account balance to Sub-Accounts. In that case, your maximum monthly transfer amount may not be more than 1/36th of your Fixed Account balance on the day of the first transfer.
The Policy permits us to defer transfers from the Fixed Account for up to six months from the date you request a transfer.
Transfers Authorized by Telephone. You may make transfers by telephone. Telephone transfers may not be available if all lines are busy. In that case, you will need to submit a written request or try to call later. Please see the SAI for a description of our procedures for telephone transfers.
To give a third-party authorization, you must first send us a completed authorization form.
The cut off time for telephone transfer requests is 4:00 p.m. Eastern time. Calls completed before 4:00 p.m. will be effective on that day at that day's price. Calls completed after 4:00 p.m. will be effective on the Valuation Date, at that day's price.
We use procedures that we believe provide reasonable assurance that telephone authorized transfers are genuine. For example, we request identifying information from persons purporting to authorize transfers. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.
At any time, we may suspend, modify or terminate your privilege to make transfers via the telephone, or via other electronic or automated means specifically approved by the Company, including, but not limited to, automated telephone services, facsimile machine, e-mail and electronic services via online access. Among other things, we reserve the right to limit the number of such transfers among the Sub-Accounts in any Policy Year, or to refuse any telephone transfer request. We also reserve the right to restrict such transfers in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Policy Owners.
Dollar Cost Averaging. Under our automatic Dollar Cost Averaging program, while the Policy is inforce you may authorize us to transfer a fixed dollar amount at fixed intervals from the Fixed Account or a Sub-Account of your choosing so long as your Policy Value is spread among no more than 21 Investment Options. The interval between transfers may be monthly, quarterly, semi-annually or annually, at your option. There are no fees associated with the Dollar Cost Averaging program. Transfers made under a Dollar Cost Averaging program will not be assessed a transfer fee and do not count towards the number of transfers you can make before a transfer fee applies. The transfers are made at the Accumulation Unit Value on the date of the transfer. The transfers continue until you instruct us otherwise, or until your chosen source of transfer payments is exhausted. Currently, the minimum transfer amount is $100 per transfer. We may change this minimum or grant exceptions. If you elect this program, the first transfer occurs one interval after you elect the
22
PROSPECTUS

Dollar Cost Averaging program. Your request to participate in this program is effective when we receive your completed application at the P.O. Box given on the first page of this Prospectus. Please call or write us for a copy of the application. You may elect to increase, decrease or change the frequency or amount of transfer payments under a Dollar Cost Averaging program. Special restrictions apply to transfers from the Fixed Account. Please see “Transfers — General” on page 15 for a discussion of these restrictions.
The theory of Dollar Cost Averaging is that by spreading your investment over time, you may be able to reduce the effect of transitory market conditions on your investment. In addition, because a given dollar amount purchases more units when the unit prices are relatively low rather than when the prices are higher, in a fluctuating market, the average cost per unit may be less than the average of the unit prices on the purchase dates. However, participation in this program does not assure you of a greater profit from your purchases under the program, nor does it prevent or necessarily reduce losses in a declining market. Moreover, while we refer to this program of periodic transfers generally as Dollar Cost Averaging, periodic transfers from a Sub-Account with more volatile performance experience is unlikely to produce the desired effects of Dollar Cost Averaging as would transfers from a less volatile Sub-Account. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time.
Portfolio Rebalancing. Portfolio Rebalancing allows you to maintain the percentage of your Policy Value allocated to each Sub-Account or the Fixed Account or both at a preset level. Over time, the variations in each Sub-Account’s investment results shift the balance of your Policy Value allocations. Under the Portfolio Rebalancing feature, we automatically transfer your Policy Value, including new Premiums, back to the percentages you specify. Portfolio Rebalancing is consistent with maintaining your desired allocation among the Investment Options.
You may choose to have rebalances made monthly, quarterly, semi-annually or annually. There are no fees associated with Portfolio Rebalancing. Transfers made under a Portfolio Rebalancing program will not be assessed a transfer fee and do not count towards the number of transfers you can make before a transfer fee applies. No more than 21 Investment Options can be included in a Portfolio Rebalancing program at one time. Transfers from the Fixed Account under a Portfolio Rebalancing program are subject to the overall limit on transfers from the Fixed Account. Accordingly, if the total amount transferred from the Fixed Account in any Policy Year reaches that limit before the end of the year, we do not transfer additional amounts from the Fixed Account for Portfolio Rebalancing purposes until the next Policy Year. We automatically terminate this option if you request any transfers outside the Portfolio Rebalancing program. If you wish to resume the Portfolio Rebalancing after it has been canceled, then you must complete a new Portfolio Rebalancing form and send it to our home office.
You may request Portfolio Rebalancing at any time by submitting a completed written request to us at the address given on the first page of this Prospectus. Please call or write us for a copy of the request form. If you stop Portfolio Rebalancing, you must wait 30 days to begin again. The date of your rebalancing must coincide with the same day of the month as your Issue Date. If you request rebalancing on your Policy application and specify the frequency, but not the date, for your first rebalancing, it occurs one interval after the Issue Date. Otherwise, your first rebalancing occurs one interval after we receive your completed request form. All subsequent rebalancing's occur at the intervals you have specified on the day of the month that coincides with the same day of the month as your Issue Date.
Generally, you may change the allocation percentages, frequency or choice of Sub-Accounts at any time. If you include the Fixed Account in a Portfolio Rebalancing program, however, in any consecutive twelve months you may not change the allocation percentages more than twice and the total change to the Fixed Account allocation may not exceed 20%. We may waive this restriction.
If your total Policy Value subject to rebalancing falls below any minimum value that we may establish, we may prohibit or limit your use of Portfolio Rebalancing. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time. We may change, terminate, limit or suspend Portfolio Rebalancing at any time.
Market Timing & Excessive Trading. The Policies are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Sub-Accounts and can disrupt management of a Portfolio Company and raise its expenses, which can impair the Portfolio Company's performance and adversely affect your Policy Value. Our Policy is not to accept knowingly any premium intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Policy if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Policy.
We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolio Companies also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio Company, we will impose the trading limitations as described below under “Transfers - Trading Limitations.” Because there is no universally accepted definition
23
PROSPECTUS

of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.
While we seek to deter market timing and excessive trading in Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Sub-Account may experience the adverse effects of market timing and excessive trading described above.
Trading Limitations. We reserve the right to limit transfers among the investment alternatives in any Policy Year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:
•we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Policy Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Sub-Account or on the share prices of the corresponding Portfolio Company or otherwise would be to the disadvantage of other Policy Owners; or
•we are informed by one or more of the Portfolio Companies that they intend to restrict the purchase, exchange, or redemption of the Portfolio Company shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of the Portfolio Company shares.
In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:
•the total dollar amount being transferred, both in the aggregate and in the transfer request; the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Sub-Account in a short period of time can constitute market timing);
•whether your transfers follow a pattern that appears designed to take advantage of short-term market fluctuations, particularly within certain Sub-Account underlying the Portfolio Company that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Sub-Accounts);
•whether the manager of the underlying Portfolio Company has indicated that the transfers interfere with the Portfolio Company management or otherwise adversely impact the Portfolio Company; and
•the investment objectives and/or size of the Sub-Account’s underlying the Portfolio Company.
We seek to uniformly apply these trading limitations to all trades, including those that occur through omnibus accounts at intermediaries. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio Company may experience the adverse effects of market timing and excessive trading described above.
If we determine that a Policy Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Policy Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Policy Owner from making future additions or transfers into the impacted Sub-Account(s) or will restrict that Policy Owner from making future additions or transfers into the class of Sub-Account(s) if the Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Sub-Accounts).
In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.
Agreements to Share Information with Funds. Under the Investment Company Act of 1940, Allstate Life Insurance Company of New York has entered into information sharing agreements with each of the fund companies whose funds are offered under the Policy. Policy Owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and Allstate New York’s trading Policy. Under these agreements, Allstate New York is required to share information regarding Policy Owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about Policy Owner transactions, this information may include personal
24
PROSPECTUS

Policy Owner information, including names and social security numbers or other tax identification numbers. As a result of this information sharing, a fund company may direct us to restrict a Policy Owner’s transactions if the fund determines that the Policy Owner has violated the fund’s frequent trading policies. This could include the fund directing us to reject any allocations of premium or Policy Value to the fund.
Short-Term Trading Fees. The underlying Portfolio Companies are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio Company’s Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity and/or holding periods that can reduce or dilute the value of outstanding shares issued by the Portfolio Company. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio Company. If a Portfolio Company elects to adopt and charge redemption fees, these fees will be passed on to the Policy Owner(s) responsible for the short-term transfer activity generating the fee.
We will administer and collect redemption fees and forward these fees to the Portfolio Company. Please consult the Portfolio Company’s prospectus for more complete information regarding the fees and charges associated with each Portfolio Company.
Investment Policy Changes. If there is a material change of the Separate Account’s investment policy, you may exchange this variable policy plan without evidence of insurability for a plan of permanent fixed benefit insurance so that values do not vary with the investment experience of the Separate Account within 60 days of the later of:
1. The effective date of such change; or
2. The receipt of the notice of the change.
This exchange will be implemented by transferring your Policy Value to the Fixed Account and removing your future right to allocate funds to the Separate Account. We will issue an endorsement amending the Policy upon the implementation of this exchange. This transfer will not be subject to the excess transfer fee.
Exchange of Plan. You may exchange this variable policy plan within 18 months of the Issue Date, for a plan of permanent fixed benefit insurance so that values do not vary with the investment experience of the Separate Account. This exchange will be implemented by transferring your Policy Value to the Fixed Account and removing your future right to allocate funds to the Separate Account. We will issue an endorsement amending the Policy upon the implementation of this exchange. This transfer will not be subject to the excess transfer fee.

Purchase of Policy and Premiums
Application for a Policy. You may apply to purchase a Policy by submitting a written application to us at the address given on the first page of this Prospectus. The maximum issue age is 80. The minimum Face Amount for a Policy is $100,000. Before we issue a Policy, we require you to submit evidence of insurability satisfactory to us. Acceptance of your application is subject to our underwriting rules. We reserve the right to reject your application for any lawful reason. If we do not issue a Policy to you, we return your Premium to you. We reserve the right to change the terms or conditions of your Policy to comply with changes in the applicable law. Not all riders may be available in all states. This Prospectus describes all material features of the Policy including all material variations.
We issue your Policy when we have determined that your application meets our underwriting requirements. We apply our customary underwriting standards to the proposed Insured. If on the Issue Date there are outstanding requirements, we will allocate your Premium when all requirements have been met. An example of an outstanding requirement is an amendment to your application that requires your signature. We commence coverage of the Insured under the Policy, on the later of: (i) the Issue Date, (ii) the date that we receive your first Premium, or (iii) the date that all underwriting requirements have been met.
If you pay a Premium with your application, we provide you with up to $1,000,000 of temporary conditional insurance if you meet all of the terms of the Temporary Insurance Agreement. The Temporary Insurance Agreement provides coverage during the underwriting of your application but only if you meet its requirements, including you are free of certain excluded medical conditions. This temporary conditional coverage starts when you complete your application and pay the first Premium, unless a medical exam or lab test results are required. In that event, temporary conditional coverage starts when all medical exams have been completed and lab specimens provided. The Issue Date determines Monthly Activity Days, Policy Months, and Policy Years.
Free-Look Period. If the Policy is a non-replacement, you may cancel your Policy by returning it to us within thirty (30) days after you receive it. During this period, all Premiums will be allocated to a Fixed Account. If you cancel your Policy
25
PROSPECTUS

during this period, all payments less any Policy Debt and/or withdrawals will be returned to you. If the Policy is a replacement of an existing policy or contract and you cancel your Policy by returning it to us within sixty (60) days after you receive it, we pay you an amount equal to any net premium allocated to the Fixed Account; plus, the value of amount allocated to any Separate Accounts, as calculated on the date the returned Policy is received by us or our agent; plus, any premium expense charges, policy fees, or other charges deducted under the Policy. The refund will be reduced by any withdrawals taken and any outstanding Policy Debt.
Premium Payments. The minimum initial payment as shown in your Policy must be paid in full for the Policy coverage to begin. The required premium for the Policy is based on the Insured’s age, sex, underwriting classification, Face Amount of the Policy, death benefit option, optional riders selected, and charges and expenses. After the initial payment, payments are flexible. You may pay additional Premium at any time, and in any amount, as long as your Premium would not cause your Policy to lose its status as a life insurance policy under the Tax Code, as explained in “Federal Taxes”. If you pay too little, the Policy will lapse subject to the Grace Period.

Your Policy also shows a planned periodic Premium amount; however, you are not required to pay the planned periodic Premiums. You set the planned periodic Premium when you purchase your Policy. Your Policy will not lapse because you did not pay a planned periodic Premium.

Even if you pay all of the planned periodic Premiums, your Policy nevertheless may enter the Grace Period and thereafter lapse if you have not paid the required Safety Net Premium amount and the Net Surrender Value is no longer enough to pay the Monthly Deductions. Please see “How Your Policy Can Lapse”. Yet, paying planned periodic Premiums will generally provide greater benefits than if a lower amount of Premium is paid.

Premiums must be sent to us at our address on the first page. You may also make a Monthly Automatic Payment. If you would like to make your payment through Monthly Automatic Payment, you may contact us at the number on the cover page, and we will provide you with information on the current methods available. Currently electronic fund transfers from your bank account are available. Unless you request otherwise in writing, we treat all payments received while a Policy loan exists as new Premium.
Premium Limits. Before we accept any Premium that would require an increase in the net amount at risk under the Policy, you first must provide us with evidence of insurability. The Tax Code imposes limits on the amount of Premium that can be contributed under a life insurance policy. If you exceed this limit, your Policy would lose its favorable federal income tax treatment under the Tax Code. Accordingly, we will not accept any Premium that would cause your Policy to exceed this limit, unless you increase the Face Amount of your Policy appropriately. To obtain this increase, you must submit a written request to us and provide evidence of insurability meeting our then current underwriting standards. Otherwise, we will only accept the portion of your Premium that would cause your total Premiums to equal the maximum permitted amount and we will return the excess to you. In addition, we will not accept any additional Premium from you until we can do so without exceeding the limit set by the Tax Code.
Paying too much Premium also could cause your Policy to be treated as a “modified endowment contract” for federal income tax purposes. See “Federal Taxes - Modified Endowment Contracts” for more information.
Safety Net Premium. The Safety Net Premium feature can enable you to keep your Policy (including any riders) inforce during a specified period regardless of changes in the Policy Value. If the Insured is age 60 or less at the Issue Date, the specified period is the first twenty Policy Years. If the Insured is age 61 to 75 at the Issue Date, it runs from the Issue Date until the next Policy Anniversary after the Insured’s 80th birthday. If the Insured is over age 75 at the Issue Date, it runs from the Issue Date until five years after the Issue Date.
Ordinarily, your Policy enters the Grace Period and may lapse if the Net Surrender Value is not sufficient to pay a Monthly Deduction when it is due. For additional discussion of lapse, please see “How Your Policy Can Lapse”. Under the Safety Net Premium feature, however, we guarantee that, regardless of declines in your Policy Value, your Policy will not enter the Grace Period if your total Premiums paid since the Issue Date, less any partial withdrawals and outstanding Policy loans, are greater than the monthly Safety Net Premium amount times the number of months since the Issue Date.
During the first Policy Year, the Safety Net Premium amount is the minimum Premium required in order to issue the Policy. In subsequent years, the Safety Net Premium is the same as that of the first year provided there are no changes made to your Policy. As a result, if you pay your required Premium on a timely basis, the Safety Net Premium feature remains in effect. Because the Safety Net Premium feature covers optional riders, adding optional riders to your Policy increases your Safety Net Premium amount. Face amount increases or decreases, partial withdrawals, and death benefit option changes may also affect the monthly Safety Net Premiums.
26
PROSPECTUS

If at any time your total Premiums, less partial withdrawals and Policy Debt, are less than the product of the monthly Safety Net Premium times the number of Policy Months since the Issue Date, the Safety Net Premium guarantee ends. We will notify you and you will be given 61 days to satisfy any shortfall. If such payments are not made during this period, the Safety Net Premium provision will terminate. The Safety Net Premium feature can be reinstated at any time before the Safety Net expiry date if total Premium payments received, less partial withdrawals and Policy Debt are greater than the sum of the required monthly Safety Net Premiums. For more detail about the circumstances in which the Policy will lapse, see “How Your Policy Can Lapse”.
The following are examples of how the Safety Net Premium may change as a result of changes in your Policy:

Base Policy	Monthly Safety Net Premium
Face Amount $250,000, 45 Male Non-Smoker, Death Benefit Option 1, no riders	$211.88
Changes to Base Policy
Increase Face Amount to $300,000 in year 5	$263.92
Decrease Face Amount to $200,000 in year 5	$169.50
Partial Withdrawal of $3,000 in year 5	$209.34
Modified Endowment Contracts. Under certain circumstances, a Policy could be classified as a “modified endowment contract,” which is a category of life insurance policy defined in the Tax Code. If your Policy were to become a modified endowment contract, distributions and loans from the Policy could result in current taxable income for you, as well as other adverse tax consequences. These tax consequences are described in more detail in “Federal Taxes — Modified Endowment Contracts.”
Your Policy could be a Modified Endowment Contract if, among other things, you pay too much Premium or if the Death Benefit is reduced. We monitor the status of your Policy and advise you if you need to take action to prevent the Policy from becoming a modified endowment contract. If you pay a Premium that would result in this classification, we notify you and allow you to request a refund of the excess Premium, or other action, to avoid having your Policy become a modified endowment contract. If, however, you choose to have your Policy become a modified endowment contract, we do not refund the Premium.
Your Policy will be a Modified Endowment Contract if it is issued in exchange for a modified endowment contract issued by another insurer. Your Policy will not be a modified endowment contract if it is issued in exchange for a non-modified endowment contract in a transaction that qualifies under Section 1035 of the Tax Code. However, paying additional Premium into such a Policy could cause it to become a modified endowment contract. For more information, please consult your tax adviser.
If you replace a modified endowment contract issued by another insurer with a Policy, your Policy will also be deemed a modified endowment contract. Our ability to determine whether a replaced Policy issued by another insurer is a modified endowment contract is based solely on the sufficiency of the Policy data we receive from the other insurer. We do not consider ourselves liable to you if that data is insufficient to accurately determine whether the replaced Policy is a modified endowment contract. You should discuss this issue with your tax adviser if it pertains to your situation. Based on the information provided to us, we will notify you as to whether you can contribute more Premiums to your Policy without causing it to become a modified endowment contract.
Allocation of Premiums. Your Net Premiums are allocated to the Sub-Account(s) and the Fixed Account in the proportions that you have selected. You must specify your allocation percentages in your Policy application. Percentages must be in whole numbers and the total allocation must equal 100%. We allocate your subsequent Net Premiums in those percentages until you give us new allocation instructions.
Initially, you may allocate your Policy Value among twenty-one (21) options, counting each Sub-Account and the Fixed Account as one option. You may allocate Policy Value among these options from time to time so long as your Policy Value is spread among no more than the 21 options. In the future, we may change or waive this limit.
We allocate your initial Net Premium to the Sub-Accounts and the Fixed Account, as you have instructed us, on the Issue Date. If you do not pay the first Premium until after the Issue Date, we allocate your initial Net Premium to the Sub-Accounts and the Fixed Account on the date we receive it at the Home Office. If there are outstanding requirements when
27
PROSPECTUS

we issue the Policy, your Premiums are not allocated until all requirements are satisfied. In these cases, the Premium is held in an account without interest until the outstanding requirements are satisfied. We do not credit earnings or interest before the Issue Date.
Sub-Account Valuation. Net Premium payments are credited to the Sub-Accounts on the basis of the Sub-Account valuation next determined after receipt of the Premium. For Premiums received before the New York Stock Exchange closes the Net Premium is allocated to the Sub-Accounts based on the Sub-Account Accumulation Unit value determined at the close of that regular business session of the New York Stock Exchange (usually 3:00p.m. Central Time). If we receive the Premium after the close of the New York Stock Exchange, it is allocated based on the Sub-Account Accumulation Unit value determined at the close of the next regular session of the New York Stock Exchange. We convert amounts allocated to the Sub-Accounts into Accumulation Units by dividing the dollar amount allocated by the Accumulation Unit value for that Sub-Account on the Valuation Date when the allocation occurs.
Policy Value. Your Policy Value is the sum of the values of your interests in the Sub-Accounts of the Separate Account plus the value of the Fixed Account and the Loan Account. Your Policy Value changes daily to reflect the performance of the Sub-Accounts you have chosen, the addition of interest credited to the Fixed Account, the addition of Net Premiums, and the subtraction of partial withdrawals and charges assessed. There is no minimum guaranteed Policy Value.
The Accumulation Unit Value for each Sub-Account varies to reflect the investment experience of the applicable Portfolio Company. We determine the Accumulation Unit Value for each Sub-Account on each Valuation Date by multiplying the Accumulation Unit Value on the preceding Valuation Date by the Net Investment Factor for that Sub-Account for the Valuation Period then ended.
The Net Investment Factor for each Sub-Account is (1) divided by (2), where:
1) equals (a) the net asset value per share of the Portfolio Company held in the Sub-Account at the end of the current Valuation Period, plus (b) the per share amount of any dividend or capital gains distribution made by the Portfolio Company during the current Valuation Period, plus or minus (c) a per share credit or charge with respect to any taxes which we paid or for which we reserved during the Valuation Period which are determined by us to be attributable to the operation of the Sub-Account (no federal income taxes currently are applicable); and
2) is the net asset value per share of the Portfolio Company held in the Sub-Account at the end of the previous Valuation Period.
Please refer to the Prospectuses for the Portfolio Companies for a description of how the assets of each Portfolio Company are valued, since that determination has a direct bearing on the Net Investment Factor of the corresponding Sub-Account and, therefore, your Policy Value.
On each Valuation Date, the portion of your Policy Value in a particular Sub-Account will equal:
(1)The total value of your Accumulation Units in the Sub-Account; plus
(2)Any Net Premium received from you and allocated to the Sub-Account during the current Valuation Period; plus
(3)Any Policy Value transferred to the Sub-Account during the current Valuation Period; minus
(4)Any Policy Value transferred from the Sub-Account during the current Valuation Period; minus
(5)Any amounts withdrawn by you (plus the applicable withdrawal charge) from the Sub-Account during the current Valuation Period; minus
(6)The portion of any Monthly Deduction allocated to the Sub-Account during the current Valuation Period for the Policy Month following the Monthly Deduction Day.
On each Valuation Date, the portion of your Policy Value in the Fixed Account will equal:
(1)Any Net Premium allocated to it, plus
(2)Any Policy Value transferred to it from the Sub-Accounts; plus
(3)Interest credited to it; minus
(4)Any Policy Value transferred out of it; minus
(5)Any amounts withdrawn by you (plus the applicable withdrawal charge); minus
(6)The portion of any Monthly Deduction allocated to the Fixed Account.
28
PROSPECTUS

(7)All Policy Values equal or exceed those required by law. Detailed explanations of methods of calculation are on file with the appropriate regulatory authorities.
Written Requests and Forms in Good Order. Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in “good order.”
Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.
Postponement of Payments. We may defer for up to fifteen days the payment of any amount attributable to a Premium paid by check to allow the check a reasonable time to clear. We may postpone paying any amount for a total surrender or a partial withdrawal, the disbursement of a Policy loan, or the payment of the Death Benefit Proceeds, in the following circumstances: (i) whenever the New York Stock Exchange (“NYSE”) is closed (other than customary weekend and holiday closings); (ii) when trading on the NYSE is restricted or an emergency exists, as determined by the SEC, so that disposal of the Separate Account’s investments or determination of the value of its net assets is not reasonably practicable; or (iii) at any other time permitted by the SEC for your protection.
In addition, we may delay payment of the Surrender Value in the Fixed Account for up to six months or a shorter period if required by law. If we defer payment for more than 30 days, we add interest at our current rate from the time you asked for the Surrender Value in accordance with applicable state law.
We may postpone paying any amount for a total surrender, a partial withdrawal, or the disbursement of a Policy loan to authenticate the signature on a request. In the event that we postpone payment, the request will not be effective until we have validated the signature on the request to our satisfaction. Once accepted, the request for a total surrender, a partial withdrawal, or a Policy loan will be paid within seven days.

Standard Death Benefits
Death Benefits. While your Policy is inforce, we pay the Death Benefit proceeds upon the death of the Insured. We will pay the Death Benefit proceeds to the named Beneficiary(ies) or contingent Beneficiary(ies). As described below in “Settlement Options,” we pay the Death Benefit proceeds in one sum or under an optional payment plan.
The Death Benefit proceeds payable to the Beneficiary equal the applicable Death Benefit, less any Policy Debt and less any due and unpaid charges. The proceeds may be increased, if you have added a rider that provides an additional benefit. Riders which may impact the death benefit include the Accidental Death Benefit Rider, the Overloan Protection Rider, and the Accelerated Death Benefit Riders. Please see “Other Benefits Available Under Your Policy”. We determine the amount of the Death Benefit proceeds as of the end of the Valuation Period during which the Insured dies. We usually pay the Death Benefit proceeds within seven days after we have received due proof of death and all other requirements we deem necessary have been satisfied. The amount of the Death Benefit is based on the Death Benefit Option you have selected, any increases or decreases in the Face Amount, and in some instances your Policy Value.
Death Benefit Options. The minimum Death Benefit is equal to the Face Amount. You may choose one of two Death Benefit Options:
Option 1: the Death Benefit is the greater of: (a) the Face Amount of the Policy on the date of death; or (b) the Policy Value multiplied by the applicable corridor percentage as described below, and as set forth in your Policy. Option 1 is designed to provide a specific amount of Death Benefit that generally does not vary with changes in the Policy Value. As your Policy Value increases, the net amount at risk under your Policy generally decreases, unless your Policy Value is sufficiently large to require that the Death Benefit be determined using the applicable corridor percentage.
Option 2: the Death Benefit is the greater of: (a) the Face Amount plus the Policy Value on the date of death; or (b) the Policy Value multiplied by the applicable corridor percentage. Under Option 2, the amount of the Death Benefit generally increases to reflect increases in the Policy Value. Under this option your Policy generally involves a constant net amount at risk. If this Policy is inforce on the Policy Anniversary following the insured's 100th birthday and Option 2 has been selected, the death benefit option will change to Option 1.
While your Policy remains inforce, we guarantee that the Death Benefit will not be less than the greater of the current Face Amount of the Policy or the Policy Value multiplied by the applicable corridor percentage. We have set forth the
29
PROSPECTUS

applicable corridor percentages in the Policy. The corridor percentages are based upon the age of the Insured. The applicable corridor percentage decreases from 250% at age 40 or less to 100% at age 100 or above.
Since the cost of insurance charge is based upon the net amount at risk, it generally is less under a Policy with an Option 1 Death Benefit than one with an Option 2 Death Benefit. As a result, if the Sub-Accounts you select experience favorable investment results, your Policy Value tends to increase faster under Option 1 than under Option 2, but the total Death Benefit under Option 2 increases or decreases directly with changes in Policy Value. Thus, for a given Premium and Face Amount, you may prefer Option 1 if you are more interested in the possibility of increasing your Policy Value based upon favorable investment experience, while you may prefer Option 2 if you are seeking to increase total Death Benefits.
Example of Applicable Corridor Percentage. The corridor percentages are set so as to seek to ensure that the Policies qualify for favorable federal income tax treatment. An increase in Policy Value due to favorable investment experience may increase the Death Benefit above the Face Amount, and a decrease in Policy Value due to unfavorable investment experience may decrease the Death Benefit (but not below the Face Amount). For example, if in the example below the Policy Owner paid a Net Premium of $40,000 and the Policy Value increased to $48,000 and then decreased to $34,000, the changes in Policy Value would have the following effects on the Death Benefit:

EXAMPLES	A	B
Face Amount	$100,000	$100,000
Death Benefit Option	1	1
Insured’s Attained Age	45	45
Policy Value on Date of Death	$48,000	$34,000
Applicable Corridor Percentage	215%	215%
Death Benefit	$103,200	$100,000
In Example A, the Death Benefit equals $103,200, i.e., the greater of $100,000 (the Face Amount) and $103,200 (the Policy Value at the Date of Death of $48,000, multiplied by the corridor percentage of 215%). This amount, less any Policy Debt and unpaid charges, constitutes the Death Benefit proceeds that we would pay to the Beneficiary.
In Example B, the Death Benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $73,100 (the Policy Value of $34,000 multiplied by the corridor percentage of 215%).
Change to Death Benefit Option. After the first Policy Year, you may change the Death Benefit Option by writing to us at the address given on the first page of this Prospectus. If you ask to change from Option 2 to Option 1, we increase the Face Amount of your Policy by the amount of the Policy Value. If you ask to change from Option 1 to Option 2, we decrease the Face Amount of your Policy by the amount of the Policy Value. The change takes effect on the Monthly Activity Day on or immediately following the day we receive your written request. We do not currently require you to prove insurability for a Death Benefit Option change. In addition, changes to the death benefit option may have tax consequences.
Change to Face Amount. You may change the Face Amount after the first Policy Year. You may request the change by writing to us at the address shown on the first page of this Prospectus. You should be aware that a change in the Face Amount changes the net amount at risk and, therefore, changes the cost of insurance charges on your Policy. The change will take effect on the Monthly Activity Day after we approve the request. We do not permit a Face Amount change if the Policy is in the Grace Period.
If you request a decrease in Face Amount, we first apply it to coverage provided by the most recent increase in Face Amount, then to the next most recent increase successively and finally to the coverage under the original application. We do not permit a decrease in the Face Amount of your Policy if afterward the Face Amount remaining inforce would be less than $100,000. A decrease in the Face Amount affects the Safety Net Premium, if applicable. A Face Amount decrease will not be subject to a partial withdrawal fee, even if the reduction triggers a mandatory withdrawal of funds from this Policy.
To apply for an increase in the Face Amount, you must submit to us a supplemental application, accompanied by satisfactory evidence that the Insured is insurable. We do not permit any increase in Face Amount after the Insured’s 80th birthday. The minimum amount of a Face Amount increase is $10,000. You may not increase the Face Amount of your Policy more often than once every twelve months.
30
PROSPECTUS

You should be aware that an increase in the Face Amount of your Policy affects the cost of insurance charges applicable to your Policy. As noted above, we deduct a larger amount of cost of insurance charges, because an increase in the Face Amount also increases the net amount at risk under your Policy. We will not approve a request for a Face Amount increase if the Net Surrender Value is too small to pay the Monthly Deduction for the Policy Month following the increase. As described in “Charges and Deductions - Surrender Charge” of this Prospectus, if you increase the Face Amount of your Policy, your maximum surrender charge also increases. Finally, increases in the Face Amount of your Policy also increase the Safety Net Premium amount. Modifying the Policy’s Face Amount may have tax ramifications. For additional information, please see “Federal Taxes”.
Limit on Right to Contest. We may not contest the insurance coverage under the Policy after the Policy has been inforce for two years while the Insured is alive. If the Policy has lapsed and been reinstated, we may not contest the reinstatement after two years from the date of the reinstatement while the Insured is alive. We may not contest any increase in the Face Amount of the Policy after the increase has been in effect for two years while the Insured is alive.
Suicide. If the Insured commits suicide while sane or kills him or herself while insane within two years of the Issue Date or within two years of any increase in the Face Amount, we are not required to pay the full Death Benefit that would otherwise be payable. Instead, we will pay an amount equal to the Policy Value less any Policy Debt and the Policy will stop. If within two years of the effective date of any increase in the Face Amount the Insured commits suicide while sane or kills him or herself while insane, we will pay a Death Benefit for the increase equal to the total cost of insurance charges.
Misstatement as to Age and Sex. If the age or sex of the Insured is incorrectly stated in the application, we will adjust the Death Benefit appropriately as specified in the Policy.

Other Benefits Available Under the Policy
General. In addition to the standard death benefits associated with the Policy, other standard and/or optional benefits may also be available to you.
The following table summarizes information about those benefits. Information about the fees associated with each benefit included in the table may be found in the Fee Table.

Name of Benefit	Purpose	Is the Benefit Standard or Optional?	Brief Description of Restrictions or Limitations
Children’s Level Term Rider	Provides for level term insurance on the Insured’s children.	Optional	We provide coverage until the earlier of the child’s 25th birthday or the Insured’s age 65. We pay the Death Benefit to the person designated by you.
Accidental Death Benefit Rider	Provide additional insurance if the Insured dies from accidental bodily injury.	Optional	This rider ends when one of the following occurs: (1) the Policy terminates; (2) the next Policy Anniversary after the Insured’s 70th birthday; or (3) you ask to end the rider.
Continuation of Payment Rider	Under this rider, we contribute a monthly amount to the Policy Value if the Insured becomes totally disabled as defined in the rider.	Optional	This rider ends when one of the following occurs: (1) the Policy terminates; (2) the Insured reaches age 60; or (3) you ask to end the rider.
31
PROSPECTUS

Guaranteed Insurability Rider	This rider provides the option to increase the Face Amount of the Policy on the Policy anniversaries following the attainment of certain Insured’s ages without proof of insurability.	Optional
Only available at Policy issue ages 38 and younger.

Election of an unscheduled increase due to life event results in forfeiting the next scheduled increase. The option to increase the Face Amount as of any particular option date will, if not exercised, expire at the end of the period during which such option was available.

Accelerated Death Benefit Rider, Terminal Illness	Provides for an advance of a portion of the Death Benefit if the Insured is diagnosed with a terminal illness and satisfactory proof of the terminal illness is provided to us.	Standard
A terminal illness is a medical condition that, notwithstanding medical care, will result in death within twelve months, or as otherwise provided by applicable state law.

The Death Benefit and Policy Value of your Policy are reduced if an accelerated benefit is paid.

There is a charge when the benefit is elected.

The maximum accelerated death benefit you may receive is less than the Death Benefit and capped and subject to discounting, fees, required unpaid Premiums and any outstanding charges.

Overloan Protection Rider	Guarantees the Policy will not lapse due to Policy loans exceeding the Surrender Value.	Standard
Only available at Policy issue.

No additional premiums, withdrawals or loans are permitted.

There is a one-time charge of 4.5% of the Policy Value upon election.

The rider benefit is only available if certain conditions are met.

Asset Allocation
The asset allocation program provides Policy Owners with an assessment questionnaire to help them determine their investment time horizon and tolerance for risk. Policy Value is invested in different asset classes in a way that matches your risk tolerance, time horizon, and investment goals. If you participate in this program, you may select one of the available Morningstar ETF Asset Allocation Series Portfolios.
		Standard	Each transfer modifying the program counts towards the number of transfers used to determine if there is a transfer fee*. *We are currently waiving this fee.
Dollar Cost Averaging	You may automatically transfer a set amount every month from any Sub-Account or the Fixed Account to any Sub-Account or the Fixed Account.	Standard	There is a minimum transfer amount of $100 per transfer. This cannot be used with Portfolio Rebalancing.
32
PROSPECTUS

Portfolio Rebalancing	We will automatically rebalance the Policy Value in each Sub-Account and return it to the desired percentage allocations each quarter.	Standard	If rebalancing is stopped, there is a 30 day waiting period to resume the program.

May not change allocation percentages more than twice in a 12 month period and total change to Fixed Account may not exceed 20%.

This cannot be used with Dollar Cost Averaging.

Riders
•Children’s Level Term Rider - This rider provides for level term insurance on the Insured’s children, as defined in the rider. We provide coverage until the earlier of the child’s 25th birthday or the Insured’s age 65. We pay the Death Benefit to the person designated by you. If the Insured dies while the rider is in effect, we convert the coverage on each child to paid-up term insurance that remains inforce until the child reaches age 25. The rider may be exchanged for a new term Policy on the earlier of each child’s 25th birthday, or the Insured’s age 65. We do not require evidence of insurability to exchange the rider. For example, if this rider is selected with a benefit amount of $10,000, and the insured child dies prior to their 25th birthday when the Insured is 65 or younger, we would pay you the $10,000 benefit.
•Accidental Death Benefit Rider - Under this rider, we provide additional insurance if the Insured dies from accidental bodily injury as defined in the rider. This rider ends when one of the following occurs: (1) the Policy terminates; (2) the next Policy Anniversary after the Insured’s 70th birthday; or (3) you ask to end the rider. For example, if this rider is selected with a $100,000 benefit and the Insured dies in an accident, such as a car wreck, prior to their 70th birthday, we would pay the Policy Beneficiary $100,000 in addition to the Death Benefit of the Policy.
•Continuation of Payment Rider - Under this rider, we contribute a monthly amount to the Policy Value if the Insured becomes totally disabled as defined in the rider. This rider ends when one of the following occurs: (1) the Policy terminates; (2) the Insured reaches age 60; or (3) you ask to end the rider. For example, if this rider is selected with a benefit amount of $750, and the Insured becomes disabled before they reach 60, we will pay $750 to the Policy every month during the Insured’s disability.
•Accelerated Death Benefit Rider, Terminal Illness - This rider provides for an advance of a portion of the Death Benefit if the Insured is diagnosed with a terminal illness and satisfactory proof of the terminal illness is provided to us. A terminal illness is a medical condition of the Insured that, notwithstanding medical care, will result in death within twelve months, or as otherwise provided by applicable state law. You may add this rider after your Policy is issued. There is no additional cost for this rider. The maximum accelerated death benefit you may receive is the lesser of:
•80% of the Death Benefit as of the date the first request is paid; or
•$250,000, including all other accelerated benefit amounts paid under all policies issued by us on the life of the Insured.
The Death Benefit and Policy Value of your Policy are reduced if an accelerated benefit is paid. The amount of Death Benefit that you request to accelerate is reduced by:
•any due and uncollected Monthly Deductions, or unpaid required Premium if a claim occurs during a Grace Period;
•an administrative expense charge of up to $150 for each accelerated benefit request;
•pro-rata amount of any outstanding Policy loan; and
•an actuarial discount that reflects the early payment of the accelerated benefit amount. It will be based on an annual interest rate which has been declared by us and the future expected lifetime of the insured. The maximum interest used will be the greater of:
•The current yield on 90-day U.S. Treasury Bills; or
•The current maximum statutory adjustable Policy loan interest rate.
33
PROSPECTUS

For example, if the Insured’s Face Amount is $100,000 and they are diagnosed with a terminal illness, such as pancreatic cancer, and their life expectancy is less than twelve months, upon the Policy Owner’s request we will pay the Policy Owner $80,000 less an administrative fee of $150. The remaining Death Benefit for the Policy payable at the Insured’s death is $20,000.
•Overloan Protection Rider - If the benefit is elected under this rider, the Policy will not lapse due to Policy loans exceeding the Surrender Value. Once the overloan protection benefit has been exercised, the Death Benefit will be the greater of: the Face Amount immediately before exercise; the Policy Value multiplied by the applicable corridor percentage; or 101% of the greater of the Policy Value or Policy Debt. No additional premiums, withdrawals or loans are permitted. No additional monthly charges are deducted from your Policy. You are permitted to repay any outstanding loans on the Policy. There is no charge for the rider unless the benefit is elected, when a one-time charge of 4.5% of the Policy Value will be deducted. The rider benefit is only available if certain conditions are met. These conditions are:
◦the Policy has been inforce for at least 15 Policy Years;
◦the Insured has attained age 75;
◦the death benefit option for the Policy must be Option 1;
◦the Policy Debt is greater than the Face Amount;
◦the Policy Debt has accumulated to at least 90% of the Surrender Value;
◦the sum of all partial withdrawals must be at least equal to the sum of all Premiums paid;
◦the Policy must not be a modified endowment contract (MEC) as defined by federal tax laws, and exercising the rider must not cause the Policy to become a MEC; and
◦the Policy Debt is no more than 99.9% of the Surrender Value after the overloan protection election charge has been deducted from the Policy Value.
For example, if the Policy has a Face Amount of $100,000, the Policy Owner purchased the Policy in 2005, the current year is 2021 and the Insured’s attained age is 95. All Premiums have been withdrawn from the Policy and loans were taken. The Policy Debt currently is greater than the Face Amount and all other rider conditions are met. The Overloan Protection Rider is exercised, the one-time 4.5% charge is taken and the Policy remains inforce for the rest of the Insured’s lifetime. Once the rider has been exercised, the Policy Owner can no longer pay premiums or take loans or withdrawals.
•Guaranteed Insurability Rider - This rider provides the option to increase the Face Amount of the Policy on the Policy anniversaries following the attainment of Insured’s ages 25, 28, 31, 34, 37 and 40 without proof of insurability. Unscheduled increases are allowed in lieu of the attained age increase options at the following life events: birth, marriage and adoption. Election of an unscheduled increase due to life event results in forfeiting the next scheduled increase. The option to increase the Face Amount as of any particular option date will, if not exercised, expire at the end of the period during which such option was available. This rider is available to Insureds 38 years old and younger. For example, if the Policy has a Face Amount of $100,000 and this rider is selected, on the Insured’s 31st birthday, the Policy Owner may increase the Policy Face Amount by $50,000 without additional underwriting. If the Insured gets married the next year, the Policy Owner can again increase the Face Amount without underwriting, but they cannot do another increase at age 34. They will have to wait until age 37 for the next Face Amount increase without underwriting unless they have a new child prior to the Insured’s 37th birthday.

Other Benefits
•Asset Allocation Program - As a Policy Owner, you may elect to participate in the optional asset allocation program for no additional charge to you. The asset allocation program can be elected at issue or any time your Policy is inforce. The asset allocation program provides Policy Owners with an assessment questionnaire to help them determine their investment time horizon and tolerance for risk. The questions on the questionnaire have been provided by ALPS, Inc. and Morningstar Associates and included in the asset allocation program information developed and provided by us. Based on the answers to the questionnaire, one of five asset allocation Sub-Accounts, the Morningstar ETF Asset Allocation Series Portfolios, is recommended. These portfolios are managed such that the allocations between different asset classes remain consistent with the qualities identified during the
34
PROSPECTUS

initial assessment. The objective of each asset allocation Sub-Account is to provide disciplined, diversified access to a variety of asset classes that is consistent with an investor’s risk profile and investment time horizon.
Asset allocation is the process by which your Policy Value is invested in different asset classes in a way that matches your risk tolerance, time horizon, and investment goals. Theoretically, different asset classes tend to behave differently under various economic and market conditions. By spreading your Policy Value across a range of asset classes, you may, over time, be able to reduce the risk of investment volatility and potentially enhance returns. Asset allocation does not guarantee a profit or protect against loss in a declining market.
If you elect to participate in this program at issue, you may select one of the currently available Morningstar ETF Asset Allocation Series Portfolios. The Portfolios, advised by ALPS Advisers, Inc. and sub-advised Morningstar Associates, Inc., represent five different investment styles: Conservative, Income and Growth, Balanced, Growth, and Aggressive Growth. Each of the Morningstar ETF Asset Allocation Series Portfolios is designed to meet the investment goals of the applicable investment style. Once you select a Morningstar ETF Asset Allocation Series Portfolio, your Policy Value will be allocated to the corresponding Morningstar ETF Asset Allocation Series Sub-Account. Additional investment options available with the asset allocation program at issue include the Fixed Account and the Fidelity VIP Government Money Market Sub-Account. We recommend that you consult with your sales representative and obtain and read the prospectus for the Morningstar ETF Asset Allocation Series carefully before participating in the asset allocation program. For example, an investor that is interested in the Asset Allocation Program completes the assessment questionnaire. The questionnaire result suggests that the investor’s investment style is Income and Growth. The investor then discusses this questionnaire result with their sales representative and receives the prospectus for the Morningstar Income and Growth ETF Asset Allocation Portfolio Company, the investment that corresponds to the questionnaire result, to determine if this Portfolio Company is in the best interest and suitable for the investor. After this discussion, the investor may opt to invest in this Sub-Account.
Once your Policy is inforce you may elect to participate in the asset allocation program if it was not elected at time of issue. You may also allocate Policy Value among the Morningstar ETF Asset Allocation Series Portfolios and any other investment options offered on your Policy as desired once your Policy is inforce. You can discontinue participation in the asset allocation program at any time by submitting a Fund Change form. Each transfer you make to modify your asset allocation program will count towards the number of transfers you can make without paying a transfer fee. You may want to consult with your sales representative before making a change to the asset allocation program to help you determine if the change is appropriate for your needs.
Although it is not advised, the Morningstar ETF Asset Allocation Series Portfolios Sub-Accounts could be invested in without completing the assessment questionnaire. This is not advised because the differing responses to the questionnaire are what have been used to develop the investment styles of the five Morningstar ETF Series Portfolios.
Allstate Life Insurance Company of New York, the principal underwriter of the Policy and ADLLC, the distributor of the Policy, do not intend to provide any personalized investment advice in connection with the asset allocation program and you should not rely on this program as providing individualized investment recommendations to you. Policy Owners should ultimately rely on their own judgment and/or the judgment of a financial advisor in making their financial decisions.
The asset allocation program can be used in conjunction with our Dollar Cost Averaging program or Portfolio Rebalancing program. We reserve the right to terminate the asset allocation program at any time. If the program is terminated, but the Morningstar ETF Asset Allocation Series Portfolios are still available, the Policyholder’s allocation will remain in the Morningstar ETF Asset Allocation Series Portfolios Sub-Accounts previously elected.
•Dollar Cost Averaging - Through our Dollar Cost Averaging Program, at no additional charge, you may automatically transfer a set amount every month (or other intervals we may offer) from any Sub-Account or the Fixed Account to any Sub-Account See "Transfers - Dollar Cost Averaging". In this example, the owner elects to transfer a specified fixed amount of $1,000 monthly from Sub-Account A to Sub-Account B.

Balance of Sub-Account A Prior to Transfer	$100,000
Balance of Sub-Account B Prior to Transfer	$100,000
Transfer from Sub-Account A to Sub-Account B	$1,000
Balance of Sub-Account A After Transfer	$99,000
Balance of Sub-Account B After Transfer	$101,000
35
PROSPECTUS

•Portfolio Rebalancing - If you select our Portfolio Rebalancing Program, at no additional charge, we will automatically rebalance the Policy Value in each Sub-Account and return it to the desired percentage allocations each quarter. We will not include money you allocate to the Fixed Account in the Portfolio Rebalancing Program. See "Transfers - Portfolio Rebalancing". In this example, the owner decides to allocate $100,000 across 3 funds, 60% to Fund A, 25% to Fund B and 15% to Fund C. The owner rebalances on an annual basis. One year after $100,000 is invested in three different portfolio companies, Fund A grew 22%, Fund B grew 9% and the Fund C grew 4%.

	Original Allocation Fund		Performance Year End	Allocation Prior to Rebalance		Year End Allocation After Rebalance
Fund A	60%	$60,000.00	22%	63.1%	$73,200.00	60%	$69,630.00
Fund B	25%	$25,000.00	9%	23.5%	$27,250.00	25%	$29,012.50
Fund C	15%	$15,000.00	4%	13.4%	$15,600.00	15%	$17,407.50
Total	100%	$100,000.00		100.0%	$116,050.00	100%	$116,050.00

At the end of one year, the percentage of funds allocated to Fund A changed from 60% to 63.1%. Fund B changed from 25% to 23.5% and Fund C changed from 15% to 13.4%. The auto-rebalance feature rebalances the sub-accounts within the Separate Account to reflect the specified allocation. The number of units for each Sub-Account are adjusted to reflect the specified allocation percentages. The rebalanced allocation reflects the specified allocations of 60% in Fund A, 25% in Fund B and 15% in Fund C.

Settlement Options
We pay the surrender proceeds or Death Benefit proceeds under the Policy in a one sum payment or under one of the settlement options that we then offer. The one sum payment may be paid in a single payment or deposited to an interest-bearing account, if available. You may request a settlement option by notifying us in writing at the address given on the first page of this Prospectus. We transfer to our Fixed Account any amount placed under a Settlement option, which will not be affected thereafter by the investment performance of the Separate Account. We do not permit surrenders or partial withdrawals after payment under a settlement option commences.
The amount applied to a settlement option must include at least $5,000 of Policy Value and result in installment payments of not less than $50. When the proceeds are payable, we inform you concerning the rate of interest we credit to funds left with us. We guarantee that the rate of interest used to calculate the monthly benefit will not be less than an effective annual rate of 1%. We may pay interest in excess of the guaranteed rate.
We currently offer the two settlement options described below:
Fixed Payments. We pay a selected monthly income until the proceeds, and any interest credits, are exhausted. If the payee dies before the end of the guarantee period, we continue payments to a successor payee until the end of the guarantee period.
Life Income Guaranteed Period Certain. We pay the proceeds in a monthly income for as long as the payee lives, or you may also select a guarantee period of between five and twenty years. If a guarantee period is selected, we make monthly payments at least until the payee dies. If the payee dies before the end of the guarantee period, we continue payments to a successor payee until the end of the guarantee period. If the payee dies after the end of the guarantee period, we stop payments when the payee dies. This settlement option is not available if settlement is to a non-natural Owner or non-natural Beneficiary.
In addition, we may agree to other settlement option plans. Write or call us to obtain information about them.
You may request that the proceeds of the Policy be paid under a settlement option by submitting a request to us in writing before the death of the Insured. If at the time of the Insured’s death, no settlement option is in effect, the Beneficiary may choose a settlement option after the Death Benefit is payable and before it is paid. If you change the Beneficiary, the existing choice of settlement option becomes invalid and you may either notify us that you wish to continue the pre-existing choice of settlement option or select a new one.

36
PROSPECTUS

Making Withdrawals: Accessing the Money in Your Policy
Surrender. While your Policy is inforce, you may surrender the Policy. Your Policy and all riders terminate on the day we receive your written request, or the surrender effective date requested by you, whichever is later. The Net Surrender Value equals the Policy Value, minus the surrender charge, minus any Policy Debt. Upon surrender, we pay you the Net Surrender Value determined as of the day we receive your written request. We ordinarily pay you the Net Surrender Value of the Policy within seven days of our receiving your complete written request or on the effective surrender date you request, whichever is later. The Policy cannot be reinstated once it is surrendered. You may receive the surrender proceeds in a single payment or under any of the settlement options we offer. See “Settlement Options” above for additional information.
The following is an example of the calculation of the Net Surrender Value for a Policy surrendered the first Policy Year:

Example (45-Year Old Non-Smoking Male):
Face Account =	$100,000
Annual Premium =	$4,700
Policy Value =	$4,300
Surrender Charge =	$2,088
Net Surrender Value =	$2,212
Partial Withdrawal. While the Policy is inforce, you may receive a portion of the Net Surrender Value by making a partial withdrawal from your Policy. The minimum partial withdrawal amount is $250. You may not withdraw an amount that would reduce the Face Amount below $25,000. After a partial withdrawal, the Net Surrender Value must be at least $500. We deduct a partial withdrawal service fee of the lesser of 2% of the amount withdrawn, or $25, from the remaining Policy Value for a partial withdrawal.
The partial withdrawal will be taken from each sub-account and the fixed account on a pro rata basis unless you specify how much of your partial withdrawal you want taken from each Sub-Account or from the Fixed Account. You may not withdraw from the Fixed Account more than the total withdrawal amount times the ratio of the Fixed Account to your total Policy Value immediately before the withdrawal.
You must request the partial withdrawal in writing. Your request is effective on the date received. Before we pay any partial withdrawal, you must provide us with a completed withholding form. A partial withdrawal will decrease cumulative premiums paid into your Policy. Riders do not impact the ability to take partial withdrawals.
Effect on Face Amount. If you have selected Death Benefit Option 1, a partial withdrawal reduces the Face Amount of your Policy as well as the Policy Value. We reduce the Face Amount by the amount of the partial withdrawal. The Face Amount after a partial withdrawal may not be less than $25,000. If you have previously increased the Face Amount of your Policy, your partial withdrawals first reduce the Face Amount of the most recent increase, then the most recent increases successively, then the coverage under the original Policy.
Under Option 2, a reduction in Policy Value as a result of a partial withdrawal typically results in a dollar for dollar reduction in the Death Benefit proceeds payable under the Policy.
The following are examples of calculations as discussed above using a 45-Year Old Non-Smoking Male insured. The initial surrender charge is shown above as $2,088 and full calculation details can be found above, “Charges and Deductions - Surrender Charge”. The maximum withdrawal allowable is the Net Surrender Value minus $500. The Net Surrender Value is calculated as the Policy Value minus the surrender charge. After the withdrawal, the Policy Value is reduced by the requested withdrawal amount and the $25 withdrawal fee.

Example 1 (45-Year Old Non-Smoking Male):
Death Benefit Option 1, Partial Withdrawal in Policy Year 2
Prior to Partial Withdrawal
Policy Value	$8,600
Surrender Charge	$1,942
Net Surrender Value	$6,658
37
PROSPECTUS

Maximum Withdrawal Allowable	$6,158
Face Amount	$100,000
Death Benefit	$100,000
Partial Withdrawal Requested	$2,000

After Partial Withdrawal
Policy Value	$6,575
Surrender Charge	$1,942
Net Surrender Value	$4,633
Face Amount	$98,000
Death Benefit	$98,000
For this example, the withdrawal is assumed to occur in Year 2. The Year 2 surrender charge is calculated as 93% of the Year 1 surrender charge shown above. This is $2,088 * 0.93 = $1,942. The maximum withdrawal allowable is $6,658 - 500 = $6,158. The withdrawal assumed to be taken is less than the maximum. After the withdrawal, the Policy Value is reduced by the withdrawal and withdrawal fee and calculated as $8,600 - 2000 - 25 = $6,575. The Net Surrender Value after the withdrawal is calculated as $6,575 - 1,942 = $4,633. The $100,000 Death Benefit also is reduced by the $2,000 withdrawal and after the withdrawal it is $98,000.

Example 2 (45-Year Old Non-Smoking Male):
Death Benefit Option 2, Partial Withdrawal in Policy Year 2
Prior to Partial Withdrawal
Policy Value	$8,600
Surrender Charge	$1,942
Net Surrender Value	$6,658
Maximum Withdrawal Allowable	$6,158
Face Amount	$100,000
Death Benefit	$108,600
Partial Withdrawal	$2,000

After Partial Withdrawal
Policy Value	$6,575
Surrender Charge	$1,942
Net Surrender Value	$4,633
Face Amount	$100,000
Death Benefit	$106,575

For this example, the calculations for the Policy Value and Net Surrender Value after the withdrawal are the same as Example 1. This example assumes the Policy is Death Benefit Option 2. The Face Amount for a Death Benefit Option 2 Policy is not reduced by the withdrawal but because the Policy Value is reduced by the withdrawal the resulting Death Benefit is reduced.

Example 3 (45-Year Old Non-Smoking Male):
Death Benefit Option 1, Partial Withdrawal in Policy Year 3
Initial Face Amount	$100,000
Increase in Year 2 Face Amount	$200,000
Total Policy Year 3 Face Amount	$300,000

Prior to Partial Withdrawal
Policy Value	$12,700
Surrender Charge	$5,814
Net Surrender Value	$6,886
Maximum Withdrawal Allowable	$6,386
38
PROSPECTUS

Death Benefit	$300,000
Partial Withdrawal	$2,000

After Partial Withdrawal
Policy Value	$10,675
Surrender Charge	$5,814
Net Surrender Value	$4,861
Initial Face Amount	$100,000
Increase Face Amount	$198,000
Total Face Amount	$298,000
Death Benefit	$298,000
This example assumes there was a face increase in year 2 and a withdrawal in year 3. The Year 3 surrender charge is made up of the initial surrender charge plus the additional surrender charge for the face increase. The Year 3 surrender charge is calculated as 87% of the initial Year 1 surrender charge shown above. This is $2,088 * 0.87 = $1,817. The additional surrender charge due to the face increase is based on an attained age factor per $1,000 of 21.49 and a durational factor of 93%, 21.49 *200 *0.93 = $3,997. The total Year 3 surrender charge is the sum of those two, or $1,817 + 3,997 = $5,814. After the withdrawal, the Policy Value is reduced by the withdrawal of $2,000 and also by the $25 withdrawal fee and calculated as $12,700 - 2000 - 25 = $10,675. The Net Surrender Value after the withdrawal is calculated as $10,675 - 5,814 = $4,861. The most recent Face Amount increase of $200,000 is reduced by the $2,000 withdrawal and after the withdrawal it is $198,000. The total Face Amount is $298,000.
Effect on Rider Benefits. A partial withdrawal will decrease cumulative premiums paid into your Policy. Riders do not impact the ability to take partial withdrawals.
Tax Consequences. The tax consequences of partial withdrawals are discussed in “Federal Taxes” below.
Reduced Paid-Up. You may stop making payments and keep the Policy in force as reduced paid-up endowment at age 121 insurance. The Net Surrender Value will be used as a single premium based on the Insured’s sex, Age and payment class at the time the option is elected. The amounts of paid-up endowment at age 121 which can be purchased per $100.00 of Net Surrender Value are shown in the Policy. These amounts are calculated at an interest rate of 4% and are based on the mortality tables referenced in the Policy. You may request this benefit by writing to us. The reduced paid-up policy will have its own Surrender Value. The Surrender Value of a paid-up option surrendered within 30 days of a Policy Anniversary will not be less than the present value of future guaranteed benefits on the anniversary. If the Net Surrender Value is greater than the net single premium for the Policy Death Benefit, we will limit the net single payment to the net single premium, and pay you the difference in a lump sum.

Policy Loans
General. While the Policy is inforce, you may borrow money from us using the Policy as the only security for your loan. Loans have priority over the claims of any assignee or any other person. The maximum amount available for Policy loans is 75% of the Surrender Value of your Policy at the end of the Valuation Period in which we receive your loan request so long as the Net Surrender Value after the loan is taken is sufficient to cover the most recent total monthly deduction times 3. Outstanding Policy loans and loan interest reduce the amount you may request. Taking a loan from your Policy may increase the risk that your Policy will lapse, may prevent you from satisfying the Safety Net cumulative premium requirements, will reduce your Net Policy Value and will reduce the Death Proceeds. In addition, if you have named an irrevocable Beneficiary, you must also obtain his or her written consent before we make a Policy loan to you.
We ordinarily disburse your loan to you within seven days after we receive your loan request at our home office. We may, however, postpone payment in the circumstances described above in “Purchase of Policy and Premiums - Postponement of Payments.”
When we make a Policy loan to you, we transfer to the Loan Account a portion of the Policy Value equal to the loan amount. We also transfer in this manner Policy Value equal to any due and unpaid loan interest. Loan amounts are transferred from the Separate Account and the Fixed Account to the Loan Account in the same allocation percentages as specified for premium payments. However, we do not withdraw amounts from the Fixed Account equaling more than the total loan multiplied by the ratio of the Fixed Account to the Policy Value immediately preceding the loan. If this is the case, the transfers from the Separate Account will be increased proportionately based on the premium allocation percentages without the Fixed Account. The amounts allocated to the Loan Account are credited at the loan credited rate of 2.0% for
39
PROSPECTUS

Policies with an application signed prior to August 10, 2020 and 1.0% for Policies with an application signed date on or after August 10, 2020.
Loan Interest. Interest on Policy loans accrues daily and is due at the end of each Policy Year. If you do not pay the interest on a Policy loan when due, the unpaid interest becomes part of the Policy loan and accrues interest at the same rate. In addition, we transfer the difference between the values of the Loan Account and the Policy Debt on a pro-rata basis from the Sub-Accounts and the Fixed Account to the Loan Account.
You may borrow an amount equal to your Policy Value, less all Premiums paid, as a preferred loan. The annual interest rate charged for preferred loans is 2.0% for Policies with an application signed prior to August 10, 2020 and 1.0% for Policies with an application signed date on or after August 10, 2020. A standard loan is the amount that may be borrowed from the sum of Premiums paid. All nonpreferred loans will be treated as a standard loan. The annual interest rate charged for standard loans is currently 3.0% for Policies with an application signed prior to August 10, 2020 and 2.0% for Policies with an application signed date on or after August 10, 2020. As stated above, the amounts allocated to the Loan Account are credited at the loan credited rate of 2.0% for Policies with an application signed prior to August 10, 2020 and 1.0% for Policies with an application signed date on or after August 10, 2020. As a result, preferred loans have a zero net cost while standard loans have a 1.0% net cost.
Upon expiration of the initial surrender charge period of 10 years, all new and existing loans will be treated as preferred loans.
Loan Repayment. While the Policy remains inforce, you may repay the Policy loan in whole or in part without any penalty at any time while the Insured is living. Your Safety Net Premium guarantee will be in effect as long as your total Premiums paid (as reduced to reflect withdrawals and Policy Debt) at least equals the sum of monthly Safety Net Premiums on or before the Safety Net Premium guarantee expiry date shown in your Policy. If the Safety Net Premium guarantee is in effect, your Policy will not lapse. If you have a Policy loan outstanding, we assume that any payment we receive from you is to be paid in accordance with any payment notice we have provided you. If payment is received other than as provided by a payment notice, the payment will be assumed to be a premium payment. If you designate a payment as a loan repayment or interest payments, your payment is allocated among the Sub-Accounts and the Fixed Account using the same percentages used to allocate Net Premiums. An amount equal to the payment is deducted from the Loan Account.
If the total outstanding loan(s) and loan interest exceeds the Surrender Value of your Policy, and the Safety Net Premium guarantee is not in effect, we notify you and any assignee in writing. To keep the Policy inforce, we require you to pay a Premium sufficient to keep the Policy inforce for at least three more months. If you do not pay us sufficient Premium within the 61-day Grace Period, your Policy lapses and terminates without value. As explained in the section entitled “How Your Policy Can Lapse” below, you may subsequently reinstate the Policy by either repayment or reimbursement of any Policy Debt that was outstanding at the end of the Grace Period. If your Policy lapses while a Policy loan is outstanding, you may owe taxes or suffer other adverse tax consequences even if you subsequently reinstate the Policy. Please consult a tax adviser for details.
Pre-Existing Loan. If you have a loan with another insurance company, and you are terminating that Policy to buy one from us, usually you would repay the old loan during the process of surrendering the old Policy. Income taxes on the interest earned may be due. We permit you to carry this old loan over to your new Policy through a Tax Code Section 1035 tax-free exchange. We limit the maximum loaned amount and will only accept a Policy that will have a positive net surrender value at the end of the first Policy Year. This may require a loan repayment before the exchange is processed. The use of a Section 1035 tax-free exchange may avoid any current income tax liability that would be due if the old loan was extinguished.
Upon expiration of the initial surrender charge period, all new and existing loans will be treated as preferred loans.
Effect on Policy Value. A Policy loan, whether or not repaid, has a permanent effect on the Policy Value because the investment results of each Sub-Account and the Fixed Account apply only to the amount remaining in that account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts and/or Fixed Account earn more than the annual interest rate for amounts held in the Loan Account, your Policy Value does not increase as rapidly as it would if you had not taken a Policy loan. However, if the Sub-Accounts or the Fixed Account or both earn less than that rate, then your Policy Value is greater than it would have been if you had not taken a Policy loan. The combination of an increasing loan balance, deductions for Policy charges and fees, and unfavorable investment performance may cause the Policy to lapse, triggering ordinary income taxation on the outstanding loan balance to the extent it exceeds your cost basis in the Policy. If eligible, you may be able to elect the Overloan Protection Rider, which converts the Policy to a paid-up Policy, which would prevent the Policy from lapsing.
40
PROSPECTUS

(See “Other Benefits Available Under the Policy - Overloan Protection Rider”.) Also, if you do not repay a Policy loan, total outstanding Policy Debt is subtracted from the Death Benefit and Surrender Value otherwise payable.

How Your Policy Can Lapse
Lapse. If the Net Surrender Value is less than the Monthly Deduction due on a Monthly Activity Day and the Safety Net Premium is not in effect, your Policy may lapse. Your Safety Net Premium guarantee will be in effect as long as your total Premiums paid (as reduced to reflect withdrawals and Policy Debt) at least equals the sum of monthly Safety Net Premiums on or before the Safety Net Premium guarantee expiry date shown in your Policy. If the Safety Net Premium guarantee is in effect, your Policy will not lapse. We give you a 61-day Grace Period in which to pay an adequate amount of additional Premium to keep the Policy inforce after the end of the Grace Period. Additional Premiums may be necessary to assure the safety net premium guarantee remains inforce. This additional Premium may be paid during the Grace Period.
At least 61 days before the end of the Grace Period, we will send you a notice that your Policy will lapse as of a certain date and additional Premiums are necessary to keep the Policy inforce.
The Policy continues in effect through the Grace Period. If the Insured dies during the Grace Period, we pay a Death Benefit in accordance with your instructions. However, we reduce the proceeds by an amount equal to Monthly Deduction(s) due and unpaid. If you do not pay us the amount shown in the notice before the end of the Grace Period, your Policy ends at the end of the Grace Period.
Effect of Lapse. Your Policy could terminate if the value of your Policy becomes too low to support the Policy’s monthly charges and the Safety Net Premium feature is not in effect. You will then have a 61-day Grace Period to pay additional amounts to prevent your Policy from terminating. If such amounts are not received, your Policy will terminate, with no Death Benefit or any other coverage under your Policy. If you have any outstanding Policy loans when your Policy lapses, you may have taxable income as a result.
Reinstatement. If the Policy lapses, you may apply for reinstatement by paying to us the reinstatement Premium and any applicable charges required under the Policy. You must request reinstatement within three years of the date the Policy entered a Grace Period. The reinstatement Premium equals an amount sufficient to (1) cover all unpaid Monthly Deductions for the Grace Period, and (2) keep your Policy inforce for three months. If a Policy loan was outstanding at the time of your Policy’s lapse, you must either repay or reinstate the loan before we reinstate your Policy. In addition, we may require you to provide evidence of insurability satisfactory to us. The Face Amount upon reinstatement cannot exceed the Face Amount of your Policy at its lapse. The Policy Value on the reinstatement date reflects the Policy Value at the time of termination of the Policy plus the Premium paid at the time of reinstatement. All Policy charges continue to be based on your original Issue Date.
The Safety Net will apply upon reinstatement if the Safety Net Premium guarantee expiry date has not expired and cumulative premiums received at time of reinstatement exceed the Safety Net Premium times the number of months that coverage was in force, plus three additional Safety Net Premiums.
You cannot reinstate the Policy once it has been surrendered.

Statements to Policy Owners
We will maintain all records relating to the Separate Account and the Sub-Accounts. Each year we will send you a report showing information concerning your Policy transactions in the past year and the current status of your Policy. The report will include information such as the Policy Value as of the end of the current and the prior year, the current Death Benefit, Surrender Value, Policy Debt, partial withdrawals, earnings, Premiums paid, and deductions made since the last annual report. We will also include any information required by state law or regulation. If you ask us, we will send you an additional report at any time. We may charge you up to $25 for this extra report. We will tell you the current charge before we send you the report.
In addition, we will send you the reports required by the 1940 Act. We will mail you confirmation notices or other appropriate notices of Policy transactions quarterly or more frequently if required by law. You should therefore give us prompt written notice of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly with any questions.
41
PROSPECTUS

Federal Taxes
Introduction. The following discussion is general and is not intended as tax advice. Allstate Life Insurance Company of New York makes no guarantee regarding the tax treatment of any policy or transaction involving a policy. Federal, state, local and other tax consequences of ownership or purchase of a life insurance policy depend upon your circumstances. Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the Prospectus. For detailed information, you should consult with a qualified tax adviser familiar with your situation. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a qualified tax adviser.
Taxation of the Company and the Separate Account. Allstate Life Insurance Company of New York is taxed as a life insurance company under Part I of Subchapter L of the Tax Code. The Separate Account is not an entity separate from Allstate Life Insurance Company of New York and its operations form a part of Allstate Life Insurance Company of New York. Therefore, the Separate Account is not taxed separately as a “Regulated Investment Company” under Subchapter M of the Tax Code. Investment income and realized capital gains are automatically applied to increase reserves under the Policies to the extent permitted by federal tax law. Under current federal tax law, Allstate Life Insurance Company of New York believes that the Separate Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Policies. Generally, reserves are amounts that Allstate Life Insurance Company of New York is legally required to accumulate and maintain in order to meet future obligations under the Policies. Allstate Life Insurance Company of New York does not anticipate that it will incur any federal income tax liability attributable to the Separate Account. Therefore, we do not intend to make provisions for any such taxes. If we incur tax associated with a Separate Account, then we may impose a charge against the Separate Account in order to make provisions for any such taxes.
Taxation of Policy Benefits. In order to qualify as a life insurance policy for federal income tax purposes, the policy must meet the definition of a life insurance policy set forth in Section 7702 of the Tax Code. Section 7702 limits the amount of premiums that may be invested in a policy that qualifies as life insurance. The policy is structured to meet the Section 7702 definition of a life insurance policy. This means that the Death Benefit is generally excluded from the Beneficiary’s gross income under Section 101(a) of the Tax Code and you are generally not taxed on increases in the Policy Value until a distribution occurs. The death benefit of a life insurance policy that was transferred for value may be subject to ordinary income taxes.
If the Death Benefit is not received in one sum and is, instead, applied under one of the settlement options, payments generally will be prorated between amounts attributable to the Death Benefit, which will generally be excludable from the Beneficiary’s income, and amounts attributable to earnings on that income (occurring after the Insured’s death), which will be includable in the Beneficiary’s income.
If a policy fails to qualify as life insurance under Section 7702, the policy will not provide any of the tax advantages normally provided by life insurance. Allstate Life Insurance Company of New York has the right to amend the Policies to comply with any future changes in the Tax Code, any regulations or rulings under the Tax Code and any other requirements imposed by the Internal Revenue Service.
If you surrender the policy, you are subject to income tax on the portion of the distribution that exceeds the investment in the policy. The investment in the policy is the gross Premium paid for the policy minus any amounts previously received from the policy if such amounts were properly excluded from your gross income. If your policy is not a Modified Endowment Contract, Policy loans are not treated as taxable distributions. Interest paid on a Policy loan is generally not deductible. You are generally taxed on partial withdrawals to the extent the amount distributed exceeds the investment in the policy. In certain situations, partial withdrawals or reduction in benefits during the first fifteen years of the policy may result in a taxable distribution before the investment in the policy is recovered even if the policy is not a Modified Endowment Contract. Withdrawals and loans from Modified Endowment Contracts are subject to less favorable tax treatment. Loans, if not repaid, and withdrawals reduce the policy’s death benefit and cash value. For an additional discussion of Modified Endowment Contracts, please see “Federal Taxes - Modified Endowment Contracts”.
If you are owner and Insured under the policy, the Death Benefit will be included in your gross estate for federal estate tax purposes. Even if the Insured is not the owner but retains incidents of ownership in the policy, the Death Benefit will also be included in the Insured’s gross estate. Examples of incidents of ownership include the right to:
•Change Beneficiaries,
42
PROSPECTUS

•Assign the policy,
•Revoke an assignment,
•Pledge the policy; or
•Obtain a Policy loan.
If you are owner and Insured under the policy, and you transfer all incidents of ownership in the policy, the Death Benefit will be included in your gross estate if you die within three years from the date of the ownership transfer. State and local estate and inheritance taxes may also apply. In addition, certain transfers of the policy or Death Benefit, either during life or at death, to individuals two or more generations below the transferor may be subject to the federal generation skipping transfer tax. This rule also applies if the transfer is to a trust for the benefit of individuals two or more generations below the transferor.
The policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of a policy in any of these arrangements, you should consult a qualified tax adviser regarding the tax attributes of the particular arrangement. We no longer sell life insurance policies to corporate and self-employed tax-qualified retirement pension and profit sharing plans subject to Section 401.
You should consult with a tax professional to determine the tax implications of an investment in and payments received under the policy.
Employer Owned Life Insurance (a.k.a. “COLI”). The Pension Reform Act, enacted in 2006, includes provisions affecting the taxation of Death Benefits paid from policies owned by “Employers.” Although these policies are commonly referred to as Corporate Owned Life Insurance (“COLI”), the term “Employer” includes any person or non-natural entity such as a partnership, LLC, or corporation, which is engaged in a trade or business. The term Employer also includes a person or entity related to the policyholder under the attribution rules of Tax Code sections 267(b) or 707(b)(1), and any person or entity engaged in a trade or business which is under common control with the policyholder.
Generally, for Policies issued to employers after August 17, 2008, the portion of the Death Benefit in excess of the premiums or other amounts the employer paid for the policy will be treated as income unless:
•the insured was an employee within 12 months of death;
•proceeds are paid to the insured's beneficiary;
•proceeds are used to buy back any equity interest owned by the insured at the time of death; or
•the insured was a “highly compensated employee” or “highly compensated individual.”
For purposes of the COLI rules, “highly compensated employees” are:
•more than 5% owners;
•directors; and
•anyone else in the top 35% of employees ranked by pay.
“Highly compensated individuals” are individuals who are:
•more than 10% owners;
•one of the five highest paid officers; or
•among the highest paid 35% of all employees.
The COLI provision also includes notice and consent requirements, and reporting requirements.
Modified Endowment Contracts. A life insurance policy is treated as a “Modified Endowment Contract” under Section 7702A of the Tax Code if it meets the definition of life insurance in Section 7702, but fails the “seven-pay” test of Section 7702A. The seven-pay test limits the amount of premiums that can be paid into the policy before the policy will become a Modified Endowment Contract. We will not accept any Premiums that cause the policy to become a Modified Endowment Contract unless we receive from you a written acknowledgment that the policy will become a Modified Endowment Contract. An exchange under Section 1035 of the Tax Code of a life insurance policy that is not a Modified Endowment
43
PROSPECTUS

Contract will not cause the new policy to be a Modified Endowment Contract if no additional premiums are paid. An exchange under Section 1035 of the Code of a life insurance policy that is a Modified Endowment Contract for a new life insurance policy will always cause the new policy to be a Modified Endowment Contract.
If your policy is not issued as a Modified Endowment Contract, it can become a Modified Endowment Contract under certain circumstances. If your policy is materially changed at any time, your policy must be tested to determine whether it has become a Modified Endowment Contract. A material change includes certain increases in the policy’s death benefit and the addition or increase of certain riders, rate class changes, and certain changes to Death Benefit Options. Your policy will be treated as though it were a new policy on the day the material change takes effect, a new seven-pay limit will be calculated, and a new seven-pay period will begin. Additionally, if the benefits provided by your policy are reduced or certain changes to Death Benefit Options occur during the first 7 years of the policy or during a “seven-pay period”, the seven-pay test will be applied as though the policy were initially issued with the reduced benefits. If the cumulative premiums paid into the policy prior to the reduction in benefits are in excess of the seven-pay limit for the reduced benefit, then your policy will become a Modified Endowment Contract.
If a policy is classified as a Modified Endowment Contract, the Death Benefit will still qualify for the exclusion from gross income, and increases in Policy Value are not subject to current taxation unless withdrawn or otherwise accessed. If you receive any amount as a Policy loan (including unpaid interest that is added to the loan balance) from a Modified Endowment Contract, or assign or pledge any part of the value of the policy, such amount is treated as a distribution. Withdrawals and distributions made from a Modified Endowment Contract before the Insured’s death are treated as taxable income first, then as recovery of the investment in the policy. The taxable portion of any distribution from a Modified Endowment Contract is subject to an additional 10% penalty tax, except as follows:
•distributions made on or after the date on which the taxpayer attains age 59½;
•distributions attributable to the taxpayer’s becoming disabled (within the meaning of Section 72(m)(7) of the Tax Code); or
•any distribution that is part of a series of substantially equal periodic payments (paid not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his or her beneficiary.
All Modified Endowment Contracts that are issued within any calendar year to the same owner by one company or its affiliates shall be treated as one Modified Endowment Contract in determining the taxable portion of any distributions from any of the Policies required to be aggregated.
Income Tax Withholding. Generally, Allstate Life Insurance Company of New York is required to withhold federal income tax at a rate of 10% from taxable distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.
Generally, code Section 1441 provides that Allstate Life Insurance Company of New York, as a withholding agent, must withhold 30% of the taxable amounts paid to a non-resident alien not subject to FATCA. Certain payees may be subject to the Foreign Accounts Tax Compliance Act ("FATCA") which would require 30% mandatory withholding for certain entities. Please see your personal tax adviser for additional information regarding FATCA. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8 to certify the owners’ foreign status. Withholding on taxable distributions may be reduced or eliminated if covered by an income tax treaty between the United States and the non-resident alien’s country of residence. The United States does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for taxable life insurance distributions.
Diversification Requirements. For a policy to qualify as a variable life insurance policy for federal tax purposes, the investments in the Separate Account must be “adequately diversified” consistent with standards under Treasury Department regulations. If the investments in the Separate Account are not adequately diversified, the policy will not be treated as a variable life insurance policy for federal income tax purposes. As a result, you will be taxed on the excess of the Policy Value over the investment in the policy. Although Allstate Life Insurance Company of New York does not have control over the Portfolio Companies or their investments, we expect the Portfolio Companies to meet the diversification requirements.
Ownership Treatment. The IRS has stated that you will be considered the owner of Separate Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide
44
PROSPECTUS

guidance concerning circumstances in which investor control of the Separate Account investments may cause a Policy Owner to be treated as the owner of the Separate Account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct Sub-Account investments without being treated as owners of the underlying assets of the Separate Account.
Your rights under the policy are different than those described by the IRS in private and public rulings in which it found that Policy Owners were not owners of separate account assets. For example, if your policy offers more than twenty (20) investment alternatives you have the choice to allocate premiums and Policy Values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in your being treated as the owner of the Separate Account. If this occurs, income and gain from the Separate Account assets would be includible in your gross income. Allstate Life Insurance Company of New York does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your policy. We reserve the right to modify the policy as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Separate Account. However, we make no guarantee that such modification to the policy will be successful.
Generation-Skipping Transfer Tax. The transfer of the policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the policy to, or the designation as a Beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation skipping transfer tax consequences under federal tax law. The individual situation of each Policy Owner or Beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.
Under certain circumstances, the Tax Code may impose a generation-skipping transfer (“GST”) tax when all or part of a life policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Tax Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.
The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Reportable Policy Sale and Transfers of Ownership to Foreign Owners. The Tax Cuts and Jobs Act of 2017 included additional reporting requirements for any reportable policy sale occurring after December 31, 2017. A Reportable Policy Sale occurs when a person (buyer) acquires, directly or indirectly, a life insurance policy or any interest in such a policy with no substantial family, business, or financial relationship with the insured. The buyer is required to provide us with information related to the Reportable Policy Sale to ensure proper reporting on an IRS Form 1099-LS. Upon notification of a Reportable Policy Sale, we have an information reporting obligation to file an IRS Form 1099-SB including the seller’s investment in the life policy and the surrender value of the life insurance policy as of the date of sale. The Tax Cuts and Jobs Act of 2017 also modified the transfer for value rules. The potential application of these requirements underscores the importance of seeking guidance from a qualified adviser before entering into a Reportable Policy Sale. At time of death claim, the death benefits from these life insurance policies that are identified as Reportable Policy Sale policies are required to be reported on an IRS Form 1099R as a Reportable Death Benefit under Section 6050Y. A Transfer of Ownership to a Foreign Owner requires us to file an IRS Form 1099-SB with the transferor’s investment in the life policy and the surrender value of the life insurance policy as of the date of transfer. A Foreign Owner is a person or entity that cannot provide us an IRS Form W-9 certifying they are a US citizen or resident alien. We require an original IRS Form W-8 to certify the owner’s foreign status.
Medicare Tax on Investment Income. The Patient Protection and Affordable Care Act, enacted in 2010, included a Medicare tax on investment income. This tax assesses a 3.8% surtax on the lesser of (1) net investment income or (2) the excess of “modified adjusted gross income” over a threshold amount. The “threshold amount” is $250,000 for married taxpayers filing jointly, $125,000 for married taxpayers filing separately, $200,000 for single taxpayers, and approximately $12,500 for trusts. The taxable portion of payments received under the policy will be considered investment income for purposes of this surtax. You should consult a tax adviser about the impact of this tax on distributions from the policy.

45
PROSPECTUS

Legal Proceedings
There are no pending material legal proceedings to which the Separate Account, principal underwriter, or Allstate New York is a party. Legal proceedings are material to the extent that they are likely to have a material adverse effect on the ability of the Separate Account, principal underwriter, or Allstate New York to meet its obligations with respect to the Policy. Allstate New York is engaged in routine lawsuits, which, in our management’s judgment, are not of material importance to its respective total assets or material with respect to the Separate Account.

Legal Matters
All matters of New York law pertaining to the Policy, including the validity of the Policy and our right to issue the Policy under New York law, have been passed upon by Angela K. Fontana, Senior Vice President, General Counsel and Secretary of Allstate New York.

Financial Statements
The statements of net assets of each of the individual Sub-Accounts, which comprise the Separate Account, as of December 31, 2020, and the related statements of operations for the year or period then ended and statements of changes in net assets for each of the periods in the two year period ended December 31, 2020 appear in this Statement of Additional Information. The financial statements of Allstate Life Insurance Company of New York as of December 31, 2020 and 2019 and for each of the three years in the period ended December 31, 2020, and the related financial statement schedules of Allstate Life Insurance Company of New York and the accompanying Reports of Independent Registered Public Accounting Firm are incorporated herein in sections Items 11(e) and 11(f) of Form S-1, SEC File No.333-254871, filed on March 30, 2021. The financial statements and schedules of Allstate Life Insurance Company of New York incorporated herein should be considered only as bearing upon the ability of Allstate Life Insurance Company of New York to meet its obligations under the Policies.

46
PROSPECTUS

Appendix A: Illustration of Policy Values, Death Benefits, and Net Surrender Values
The following tables illustrate how the Policy Values, Net Surrender Values and Death Benefits of a Policy change with the investment experience of the Portfolio Companies. The tables show how the Policy Values, Net Surrender Values and Death Benefits issued to an Insured of a given age and underwriting risk classification who pays the specified annual Premium would vary over time if the investment return on the assets held in the underlying Portfolio Company(ies) was a uniform, gross, after-tax annual rate of 0%, 6% or 12%. The tables on page 41 illustrate a Policy issued to a male, age 45, $120,000 Face Amount, under a standard nonsmoker risk classification and Death Benefit Option 1.
The illustrations assume an annual payment of $1,825.00. The Safety Net Premium (see Safety Net Premium, page 13) for the illustrated Policy is $1,484.40. Payment of the Safety Net Premium or more each year would guarantee Death Benefit coverage for ten years, regardless of investment performance, assuming no loans or withdrawals are taken.
The illustration on page 40 assumes current charges and cost of insurance rates, while the illustration on page 41 assumes maximum guaranteed charges and cost of insurance rates (based on the 2017 Commissioners Standard Ordinary Mortality Table).
The amounts shown for the Death Benefit, Policy Value and Net Surrender Value reflect the fact that the net investment return of the Sub-Accounts is lower than the gross, after-tax return on the assets held in the Portfolio Companies and charges levied against the Sub-Accounts. The values shown take into account the arithmetic average of total annual operating expenses (expenses that are deducted from the Portfolio Company's assets, which may include management fees, distribution and/or service (12b-1) fees, and other expenses) of 0.70%. The Portfolio Company's fees and expenses used in the illustrations do not reflect any expense reimbursement or fee waivers, which are terminable by the Portfolio Companies and/or their investment advisers as described in the Prospectus under Fee Table and in the Prospectuses for the Portfolio Companies. Also reflected is our monthly charge to the Policy Value for assuming mortality and expense risks. The current monthly charge for the first ten Policy Years is a rate of 0.58% of the average net assets of the Sub-Accounts, and a charge of 0.24% of average daily net assets thereafter. The illustrations also reflect the deduction from Premiums for a premium expense charge of 6.00%, the monthly policy fee of $11.00, and the monthly administrative expense fee of $17.20. The monthly policy fee is guaranteed not to exceed $15.00 per month. The amount of the administrative expense fee will vary with Policy Face Amount. After deduction of average fund expenses, the illustrated gross annual investment rates of return of 0%, 6%, and 12%, “Assuming Current Costs” correspond to approximate net annual rates of -0.70%, 5.30%, and 11.30%, respectively. The illustrated gross annual investment rates of return of 0%, 6%, and 12%, “Assuming Guaranteed Costs” correspond to approximate net annual rates of return of -0.70%, 5.30%, and 11.30%, respectively.
The hypothetical values shown in the tables do not reflect any charges for Federal income taxes against the Separate Account, since we are not currently making this charge. However, this charge may be made in the future and, in that event, the gross annual investment rate of return would have to exceed 0%, 6%, and 12% by an amount sufficient to cover the tax charge in order to produce the Death Benefits, Policy Values, and Net Surrender Values illustrated (see “Federal Taxes”.)
The tables illustrate the Policy Values, Net Surrender Values and Death Benefits that would result based upon the hypothetical investment rates of return if Premiums are paid as indicated, if all net Premiums are allocated to the Separate Account, and if no Policy loans are taken. The tables also assume that you have not requested an increase or decrease in the Face Amount of the Policy and that no partial surrenders or transfers have been made.
Upon request, we will provide a comparable illustration based upon the proposed Insured’s actual age, sex and underwriting classification, the Face Amount, Death Benefit option, the proposed amount and frequency of Premiums paid and any available riders requested.
47
PROSPECTUS

ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
FLEXIBLE PREMIUM VARIABLE ADJUSTABLE LIFE INSURANCE
HYPOTHETICAL ILLUSTRATIONS

Male Issue Age 45
Face Amount $120,000	Standard Nonsmoker Class
$1,825 Annual Premium	Death Benefit Option: 1

Current Cost of Insurance Rates Death Benefit Assuming Hypothetical Gross and Net Annual Investment Return of
Policy Year	0% Gross -0.70% Net	6% Gross 5.30% Net	12% Gross 11.30% Net
1	120,000	120,000	120,000
2	120,000	120,000	120,000
3	120,000	120,000	120,000
4	120,000	120,000	120,000
5	120,000	120,000	120,000
6	120,000	120,000	120,000
7	120,000	120,000	120,000
8	120,000	120,000	120,000
9	120,000	120,000	120,000
10	120,000	120,000	120,000
15	120,000	120,000	120,000
20 (Age 65)	120,000	120,000	120,000
25 (Age 70)	120,000	120,000	162,533
30 (Age 75)	120,000	120,000	260,327
35 (Age 80)	120,000	120,000	438,253
40 (Age 85)	**	120,000	739,002
45 (Age 90)	**	151,848	1,226,485
50 (Age 95)	**	191,540	1,954,045
55 (Age 100)	**	251,301	3,268,956
60 (Age 105)	**	323,703	5,456,635
65 (Age 110)	**	412,331	9,185,563
70 (Age 115)	**	525,430	15,463,340
75 (Age 120)	**	669,758	26,032,195
76 (Age 121)	**	703,091	28,890,368
48
PROSPECTUS

Policy Value Assuming Hypothetical Gross and Net Annual Investment Return of				Surrender Value Assuming Hypothetical Gross and Net Annual Investment Return of
Policy Year	0% Gross -0.70% Net	6% Gross 5.30% Net	12% Gross 11.30% Net	Policy Year	0% Gross -0.70% Net	6% Gross 5.30% Net	12% Gross 11.30% Net
1	1,136	1,221	1,305	1	0	0	0
2	2,251	2,491	2,742	2	0	161	412
3	3,344	3,814	4,325	3	1,164	1,634	2,145
4	4,413	5,189	6,067	4	2,359	3,135	4,012
5	5,459	6,619	7,984	5	3,530	4,690	6,055
6	6,478	8,102	10,094	6	4,874	6,499	8,490
7	7,464	9,636	12,409	7	6,186	8,358	11,131
8	8,412	11,217	14,947	8	7,460	10,265	13,995
9	9,323	12,847	17,733	9	8,696	12,221	17,107
10	10,195	14,529	20,795	10	9,894	14,228	20,494
15	14,294	24,321	42,319	15	14,294	24,321	42,319
20 (age 65)	17,172	35,991	78,467	20 (age 65)	17,172	35,991	78,467
25 (age 70)	17,922	49,551	140,115	25 (age 70)	17,922	49,551	140,115
30 (age 75)	14,702	65,053	243,296	30 (age 75)	14,702	65,053	243,296
35 (age 80)	4,121	84,060	417,384	35 (age 80)	4,121	84,060	417,384
40 (age 85)	**	108,897	703,812	40 (age 85)	**	108,897	703,812
45 (age 90)	**	144,617	1,168,081	45 (age 90)	**	144,617	1,168,081
50 (age 95)	**	189,643	1,934,698	50 (age 95)	**	189,643	1,934,698
55 (age 100)	**	248,813	3,236,590	55 (age 100)	**	248,813	3,236,590
60 (age 105)	**	323,703	5,456,635	60 (age 105)	**	323,703	5,456,635
65 (age 110)	**	412,331	9,185,563	65 (age 110)	**	412,331	9,185,563
70 (age 115)	**	525,430	15,463,340	70 (age 115)	**	525,430	15,463,340
75 (age 120)	**	669,758	26,032,195	75 (age 120)	**	669,758	26,032,195
76 (age 121)	**	703,091	28,890,368	76 (age 121)	**	703,091	28,890,368

Assumes the Premium shown is paid at the beginning of each Policy Year. Values would differ if Premiums are paid with a different frequency or in different amounts. Assumes that no Policy loans or withdrawals have been made. An ** indicates lapse in the absence of additional Premium.
The hypothetical investment rates of return show above and elsewhere in the SAI and the Prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual investment rates of return may be more less than those shown and will depend on a number of factors, including the investment allocations by the Policy Owner and the Portfolio Company's rates of return. The Death Benefit, Policy Value and Surrender Value for the Policy would differ from those shown if the actual investment rates of return averaged the rates shown above over a period of years but fluctuated above or below those averages for individual Policy Years. No representation can be made by Allstate Life Insurance Company of New York or any Portfolio Company that this assumed investment rate of return can be achieved for any one year or sustained over a period of time.
49
PROSPECTUS

ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
FLEXIBLE PREMIUM VARIABLE ADJUSTABLE LIFE INSURANCE
HYPOTHETICAL ILLUSTRATIONS

Male Issue Age 45
Face Amount $120,000	Standard Nonsmoker Class
$1,825 Annual Premium	Death Benefit Option: 1

Guaranteed Cost of Insurance Rates Death Benefit Assuming Hypothetical Gross and Net Annual Investment Return of
Policy Year	0% Gross -0.70% Net	6% Gross 5.30% Net	12% Gross 11.30% Net
1	120,000	120,000	120,000
2	120,000	120,000	120,000
3	120,000	120,000	120,000
4	120,000	120,000	120,000
5	120,000	120,000	120,000
6	120,000	120,000	120,000
7	120,000	120,000	120,000
8	120,000	120,000	120,000
9	120,000	120,000	120,000
10	120,000	120,000	120,000
15	120,000	120,000	120,000
20 (age 65)	120,000	120,000	120,000
25 (age 70)	120,000	120,000	150,609
30 (age 75)	120,000	120,000	239,647
35 (age 80)	120,000	120,000	400,671
40 (age 85)	**	120,000	670,535
45 (age 90)	**	120,000	1,100,417
50 (age 95)	**	144,729	1,733,981
55 (age 100)	**	190,267	2,877,099
60 (age 105)	**	244,264	4,762,967
65 (age 110)	**	308,082	7,950,343
70 (age 115)	**	388,840	13,271,500
75 (age 120)	**	491,033	22,154,892
76 (age 121)	**	514,520	24,546,005
50
PROSPECTUS

Policy Value Assuming Hypothetical Gross and Net Annual Investment Return of				Surrender Value Assuming Hypothetical Gross and Net Annual Investment Return of
Policy Year	0% Gross -0.70% Net	6% Gross 5.30% Net	12% Gross 11.30% Net	Policy Year	0% Gross -0.70% Net	6% Gross 5.30% Net	12% Gross 11.30% Net
1	1,086	1,169	1,252	1	0	0	0
2	2,150	2,383	2,628	2	0	53	298
3	3,191	3,646	4,140	3	1,011	1,466	1,960
4	4,207	4,955	5,802	4	2,153	2,901	3,748
5	5,199	6,314	7,628	5	3,270	4,385	5,699
6	6,163	7,721	9,632	6	4,560	6,118	8,029
7	7,093	9,172	11,827	7	5,816	7,894	10,550
8	7,985	10,664	14,229	8	7,033	9,712	13,277
9	8,838	12,198	16,860	9	8,212	11,572	16,234
10	9,652	13,777	19,744	10	9,351	13,476	19,444
15	13,427	22,885	39,871	15	13,427	22,885	39,871
20 (age 65)	15,952	33,545	73,282	20 (age 65)	15,952	33,545	73,282
25 (age 70)	16,312	45,591	129,835	25 (age 70)	16,312	45,591	129,835
30 (age 75)	12,642	58,708	223,969	30 (age 75)	12,642	58,708	223,969
35 (age 80)	1,473	73,517	381,591	35 (age 80)	1,473	73,517	381,591
40 (age 85)	**	89,382	638,605	40 (age 85)	**	89,382	638,605
45 (age 90)	**	109,270	1,048,016	45 (age 90)	**	109,270	1,048,016
50 (age 95)	**	143,296	1,716,813	50 (age 95)	**	143,296	1,716,813
55 (age 100)	**	188,383	2,848,613	55 (age 100)	**	188,383	2,848,613
60 (age 105)	**	244,264	4,762,967	60 (age 105)	**	244,264	4,762,967
65 (age 110)	**	308,082	7,950,343	65 (age 110)	**	308,082	7,950,343
70 (age 115)	**	388,840	13,271,500	70 (age 115)	**	388,840	13,271,500
75 (age 120)	**	491,033	22,154,892	75 (age 120)	**	491,033	22,154,892
76 (age 121)	**	514,520	24,546,005	76 (age 121)	**	514,520	24,546,005

Assumes the Premium shown is paid at the beginning of each Policy Year. Values would differ if Premiums are paid with a different frequency or in different amounts.
Assumes that no Policy loans or withdrawals have been made. An ** indicates lapse in the absence of additional Premium.
The hypothetical investment rates of return show above and elsewhere in the SAI and the Prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual investment rates of return may be more less than those shown and will depend on a number of factors, including the investment allocations by the Policy Owner and the Portfolio Company's rates of return. The Death Benefit, Policy Value and Surrender Value for the Policy would differ from those shown if the actual investment rates of return averaged the rates shown above over a period of years but fluctuated above or below those averages for individual Policy Years. No representation can be made by Allstate Life Insurance Company of New York or any Portfolio Company that this assumed investment rate of return can be achieved for any one year or sustained over a period of time.
51
PROSPECTUS

Appendix B: Portfolio Companies Available Under the Contract
The following is a list of the Portfolio Companies available under the Policy. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at https://www.accessallstate.com/product/AllstateFutureVestVULNY. You can also request this information at no cost by calling 1-800-268-5619 or by sending an email request to service@allstate.com.
The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.

Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Returns (as of 12/31/20)
			1 year	5 year	10 year
Long-term capital appreciation.	Invesco V.I. American Value Fund - Series I (1)	0.93	1.12%	7.00%	8.32%
	Invesco Advisers, Inc.
To seek capital appreciation.	Invesco V.I. Discovery Mid Cap Growth Fund - Series I (2)	0.80	40.69%	19.40%	15.92%
	Invesco Advisers, Inc.
To provide reasonable current income and long term growth of income and capital.	Invesco V.I. Diversified Dividend Fund - Series I	0.71	0.14%	7.62%	9.99%
	Invesco Advisers, Inc.
Total return, comprised of current income and capital appreciation.	Invesco V.I. High Yield Fund - Series I	0.94	3.32%	6.03%	5.27%
	Invesco Advisers, Inc.
Long-term growth of capital.	Invesco V.I. International Growth Fund - Series I	0.92	14.00%	8.82%	6.72%
	Invesco Advisers, Inc.
Current income and long-term capital appreciation.	Alger Balanced Portfolio - Class I-2	1.07	10.23%	9.79%	8.05%
	Fred Alger Management, Inc.
Long-term capital appreciation.	Alger Capital Appreciation Portfolio - Class I-2	0.93	41.75%	20.04%	16.98%
	Fred Alger Management, Inc.
Long-term capital appreciation.	Alger Mid Cap Growth Portfolio - Class I-2	0.96	64.63%	21.07%	14.88%
	Fred Alger Management, Inc.
Long-term capital appreciation.	Alger Small Cap Growth Portfolio - Class I-2	0.96	67.15%	24.57%	15.59%
	Fred Alger Management, Inc.
Capital appreciation.	Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I	0.66	10.34%	10.45%	8.02%
	ALPS Advisors, Inc. (Subadviser Morningstar Investment Management, LLC)
Capital appreciation and some current income.	Morningstar Balanced ETF Asset Allocation Portfolio Class I	0.63	9.41%	8.16%	6.54%
	ALPS Advisors, Inc. (Subadviser Morningstar Investment Management, LLC)
Current income and preservation of capital.	Morningstar Conservative ETF Asset Allocation Portfolio Class I	0.61	6.80%	5.08%	3.91%
	ALPS Advisors, Inc. (Subadviser Morningstar Investment Management, LLC)
Capital appreciation.	Morningstar Growth ETF Asset Allocation Portfolio Class I	0.64	10.26%	9.56%	7.52%
	ALPS Advisors, Inc. (Subadviser Morningstar Investment Management, LLC)
Current income and capital appreciation.	Morningstar Income and Growth ETF Asset Allocation Portfolio Class I	0.62	8.73%	6.79%	5.27%
	ALPS Advisors, Inc. (Subadviser Morningstar Investment Management, LLC)
52
PROSPECTUS

Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Returns (as of 12/31/20)
			1 year	5 year	10 year
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio - Initial Class	0.61	30.57%	16.19%	13.52%
	Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK and FMR Japan)
Seeks capital appreciation.	Fidelity® VIP Disciplined Small Cap Portfolio - Initial Class	0.60	18.45%	10.83%	10.85%
	Fidelity Management & Research Company (FMR) (Subadviser Geode Capital Management, LLC (Geode))
Seeks capital appreciation.	Fidelity® VIP Emerging Markets Portfolio - Initial Class	0.92	31.27%	16.22%	6.15%
	Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK, FMR Japan, FIA (UK) and FIJ)
Seeks reasonable Income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity® VIP Equity-Income PortfolioSM - Initial Class	0.53	6.69%	10.69%	10.17%
	Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK and FMR Japan)
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio - Initial Class	0.24	—	—	—
	Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK and FMR Japan)
Seeks to achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Initial Class	0.62	43.89%	21.32%	17.25%
	Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK and FMR Japan)
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity® VIP Index 500 Portfolio - Initial Class	0.10	18.24%	15.09%	13.78%
	Fidelity Management & Research Company (FMR) (Subadviser Geode Capital Management, LLC (Geode))
Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	0.39	9.39%	5.43%	4.34%
	Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK and FMR Japan)
Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Initial Class	0.62	18.19%	11.07%	9.50%
	Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK and FMR Japan)
Seeks long-term growth of capital.	Fidelity® VIP Overseas Portfolio - Initial Class	0.79	15.61%	9.25%	6.82%
	Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK, FMR Japan, FIA (UK) and FIJ)
Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.	Fidelity® VIP Real Estate Portfolio - Initial Class	0.66	-6.55%	3.51%	7.67%
	Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK and FMR Japan)
53
PROSPECTUS

Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Returns (as of 12/31/20)
			1 year	5 year	10 year
Seeks capital appreciation.	Fidelity® VIP Value Portfolio - Initial Class	0.67	6.33%	9.41%	10.47%
	Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK and FMR Japan)
Long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio - Institutional Shares	0.62	14.31%	11.81%	10.23%
	Janus Capital Management LLC
Long-term growth of capital.	Janus Henderson Enterprise Portfolio - Institutional Shares	0.72	19.47%	18.21%	15.25%
	Janus Capital Management LLC
Maximum total return, consistent with preservation of capital.	Janus Henderson Flexible Bond Portfolio - Institutional Shares	0.58	10.48%	4.94%	4.45%
	Janus Capital Management LLC
Long-term growth of capital.	Janus Henderson Forty Portfolio - Institutional Shares	0.76	39.40%	21.03%	17.02%
	Janus Capital Management LLC
Long-term growth of capital.	Janus Henderson Global Technology and Innovation Portfolio - Institutional Shares	0.75	51.20%	29.77%	20.16%
	Janus Capital Management LLC
Capital appreciation.	Janus Henderson Mid Cap Value Portfolio - Institutional Shares	0.81	-0.92%	8.63%	8.04%
	Janus Capital Management LLC
Long-term growth of capital.	Janus Henderson Research Portfolio - Institutional Shares	0.60	32.95%	17.67%	14.67%
	Janus Capital Management LLC
(1)Effective April 30, 2021, the Invesco V.I. Value Opportunities Fund - Series I is no longer available as an investment alternative. Therefore, the corresponding Invesco V.I. Value Opportunities Fund - Series I Sub-Account that invests in this Portfolio is closed and is no longer offered as of May 1, 2021. We will no longer accept purchase payments, permit transfers or any allocations to this Variable Sub-Account. Any amount invested in the Invesco V.I. Value Opportunities Fund - Series I as of May 1, 2021, will be transferred to the Invesco V.I. American Value Fund - Series I Sub-Account.
(2)Effective April 30, 2021, the Invesco Oppenheimer VI Discovery Mid Cap Growth Fund - Series I; is changing its name to the Invesco VI Discovery Mid Cap Growth Fund - Series I.
54
PROSPECTUS

We have filed a Statement of Additional Information, dated April 30, 2021, with the Securities and Exchange Commission (“SEC”). It contains additional important information about the Policies, the Separate Account and Allstate New York, and is incorporated herein by reference, which means that it is legally a part of this prospectus. For a free copy, please write to us at P.O. Box 660191, Dallas, TX 75266-0191, or call us at 1-800-268-5619. You may also contact us at the same number to request other information about the Policy and to make investor inquiries.
SEC reports and other information about the Separate Account and Allstate New York are also available to the public at the SEC’s website at http://www.sec.gov. Copies of any of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

Edgar Contract Identifier: C000176741
FIC750NY-3

STATEMENT OF ADDITIONAL INFORMATION
April 30, 2021

FutureVest Variable Universal Life
Individual Flexible Premium Variable Adjustable Life Insurance Policies

REGISTRANT: ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A ("Separate Account")
DEPOSITOR: ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK

Allstate Life Insurance Company of New York
P.O. Box 660191
Dallas, Texas 75266-0191
1-800-268-5619

This Statement of Additional Information ("SAI") is not a prospectus. Please review the Prospectus dated April 30, 2021, which contains information concerning the Policies described above. You may obtain a copy of the Prospectus without charge by calling us at 1-800-268-5619, going to https://www.accessallstate.com/product/AllstateFutureVestVULNY, or writing to us at the address above.

This Statement of Additional Information uses the same defined terms as the prospectus for the Policies, except as specifically noted.

TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY
Depositor
Registrant
Non-Principal Risks of Investing in the Policy
PREMIUMS
Administrative Procedures
Loan Repayment
Allocation of Premium Payments
UNDERWRITERS
Principal Underwriter
Offering and Commissions
Other Payments
EXPERTS
FINANCIAL STATEMENTS

GENERAL INFORMATION AND HISTORY
Depositor
Allstate Life Insurance Company of New York. Allstate Life Insurance Company of New York ("Allstate New York") is the issuer of the Policy. Allstate New York is a stock life insurance company organized under the laws of the State of New York. Allstate New York was incorporated in 1967 and was known as "Financial Life Insurance Company" from 1967 to 1978. From 1978 to 1984, Allstate New York was known as "PM Life Insurance Company." Since 1984 the company has been known as "Allstate Life Insurance Company of New York".

On March 29, 2021, The Allstate Corporation announced it had entered into an agreement to sell Allstate Life Insurance Company of New York to Wilton Reassurance Company (the “Transaction”). The Transaction is expected to close in the second half of 2021, subject to regulatory approvals and other customary closing conditions. The terms and provisions of your Policy will not be changed by the Transaction.

Allstate New York is currently licensed to operate in New York and several other jurisdictions. We intend to offer the Policy only in New York. Our headquarters is located at 878 Veteran's Memorial Highway, Suite 400, Hauppauge, NY 11788-5107. Our service center is located in Lincoln, Nebraska (mailing address: on the first page of the prospectus).

Allstate New York is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of Illinois. With the exception of the directors qualifying shares, all of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

Registrant
Allstate Life of New York Variable Life Separate Account A. Allstate New York established the Allstate Life of New York Variable Life Separate Account A on December 15, 1995. The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management of the Separate Account or Allstate New York. We are the custodian of the assets of the Allstate Life of New York Variable Life Separate Account A. Our principal place of business address is listed above.

Non-Principal Risks of Investing in the Policy
Cyber Security Risk. We are at risk for cyber security failures or breaches of our information and processing systems and the systems of our business partners that could have negative impacts on you. These impacts include, but are not limited to, potential financial losses under your Policy, your inability to conduct transactions under your Policy, our inability to calculate your Policy’s Values, and the disclosure of your personal or confidential information. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information system failures (e.g. hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such system failures and cyber-attacks affecting us, the Portfolios, intermediaries and other affiliated or third party service providers may adversely affect us and your interest in the Policy. For instance, system failures and cyber-attacks may interfere with our processing of Policy transactions, (including the processing of orders from our website or with the Portfolios), impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also affect issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. There can be no assurance that we, the Portfolios or our service providers will avoid losses affecting your Policy due to cyber-attacks or information security breaches in the future.
Business Continuity Risk. We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, epidemics and terrorist acts, which could adversely affect our ability to administer the Policies. Natural and man-made disasters, such as the recent spread of COVID-19, may require a significant contingent of our employees to work from remote locations. During these periods, we could experience decreased productivity, and a significant number of our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair our ability to operate effectively by preventing the workforce from working remotely and impair our ability to process Policy-related transactions or to calculate Policy Values.

The Company outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While the Company closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond the Company’s control. If one or more of the third parties to whom the Company outsources such critical business functions experience operational failures, the Company’s ability to administer the Policy could be impaired.
PREMIUMS

Administrative Procedures
Premiums for this Policy are also referred to as payments. Payments are flexible. This means you may change the amount of planned payments and the time between payments. Payments are payable to us. The amount you pay will affect the Policy Value. If you pay too little, the Policy will lapse subject to the grace period.

Loan Repayment. As long as the Policy remains in force, the Policy debt may be repaid in whole or in part without penalty at any time while the Insured is living. You may designate whether a payment to us is a loan payment and/or Premium. Any payment received will be assumed to be paid in accordance with any payment notice we have provided you. If payment is received other than as provided by a payment notice, the payment will be assumed to be a Premium payment. Loan repayments will be returned to the Separate Account.

Allocation of Premium Payments. We will invest the net Premium payments in the Fixed Account and the Sub-Accounts you selected on the application. Allocations are made according to the selections you made on the application unless you have changed your allocations in accordance with this provision. Your allocation selections must be in whole percentages from 0% to 100%. The total allocation must equal 100%. You may change your allocation percentages at any time by making a written request in a form satisfactory to us. We will establish a maximum number of Sub-Accounts to which you may allocate net Premium payments.

All net Premium payments not requiring underwriting will be allocated to the Fixed Account and the Sub-Accounts as of the date payments are received by us. Premium payments requiring underwriting will not be credited with interest or earnings. Net Premium payments requiring underwriting will be allocated to the Sub-Accounts and Fixed Account as of the date underwriting approval is received and all outstanding requirements have been completed.

We reserve the right to allocate Premium payments to the Fixed Account during the Right to Examine Your Policy period. Transfer of Premiums from the Fixed Account at the end of the Right To Examine Your Policy period will not be considered one of your free transfers and will not be subject to the Fixed Account transfer restrictions described in the Transfers provision of the prospectus.

UNDERWRITERS

Principal Underwriter. Allstate Distributors, L.L.C, ("ADLLC") serves as principal underwriter and distributor of the Policies. ADLLC is an affiliate of Allstate Life Insurance Company of New York, as the companies are under the common control of The Allstate Corporation. ADLLC is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of FINRA. The principal business address for ADLLC is 3075 Sanders Road, Northbrook, IL 60062-7127.

On January 26, 2021, The Allstate Corporation announced it had entered into an agreement to transfer the Distributor of the Policy, Allstate Distributors, LLC, to Everlake US Holdings Company (f/k/a Antelope US Holdings Company), a Delaware corporation, an affiliate of an investment fund associated with The Blackstone Group Inc. (the “Transfer”). The Transfer is expected to close in the second half of 2021, subject to regulatory approvals and other customary closing conditions.

Offering and Commissions. Allstate Life Insurance Company of New York offers the Policies on a continuous basis. The Policies are sold by registered representatives of broker-dealers who are our licensed insurance agents, either individually or through an incorporated insurance agency.

The following reflects the aggregate dollar amount of underwriting commissions paid to and kept by ADLLC during the last three fiscal years.

	2018	2019	2020
Commission paid to ADLLC that were paid to other broker-dealers and registered representatives	0	0	0
Commission kept by ADLLC	0	0	0

Other Payments. The underwriting agreement with ADLLC provides that we will reimburse ADLLC for expenses incurred in distributing the Policies, including liability arising out services we provide on the Policies.

	2018	2019	2020
Other fees paid to ADLLC for distribution services	0	0	0

EXPERTS
The financial statements of each of the Sub-Accounts comprising the Allstate Life of New York Variable Life Separate Account A (the “Account”) included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein and elsewhere in the Registration Statement. Such financial statements and financial highlights have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
The financial statements, and the related financial statement schedules, incorporated in this Prospectus by reference from the Allstate Life Insurance Company of New York’s Registration Statement on Form S-1 for the year ended December 31, 2020, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference. Such financial statements and financial statement schedules have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is 111 S Wacker Dr., Chicago, IL.

FINANCIAL STATEMENTS
The statements of net assets of each of the individual Sub-Accounts, which comprise the Separate Account, as of December 31, 2020, and the related statements of operations for the year or period then ended and statements of changes in net assets for each of the periods in the two year period ended December 31, 2020 appear in this Statement of Additional Information. The financial statements of Allstate Life Insurance Company of New York as of December 31, 2020 and 2019 and for each of the three years in the period ended December 31, 2020, and the related financial statement schedules of Allstate Life Insurance Company of New York and the accompanying Reports of Independent Registered Public Accounting Firm are incorporated herein in sections Items 11(e) and 11(f) of Form S-1, SEC File No.333-254871, filed on March 30, 2021. The financial statements and schedules of Allstate Life Insurance Company of New York incorporated herein should be considered only as bearing upon the ability of Allstate Life Insurance Company of New York to meet its obligations under the Policies.

Allstate Life of New York Variable Life Separate Account A
Financial Statements as of December 31, 2020 and for the years ended December 31, 2020 and 2019, and Report of Independent Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Boards of Directors of Allstate Life Insurance Company and
Allstate Life Insurance Company of New York and the
Policyholders of Allstate Life of New York Variable Life Separate Account A

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets for each of the sub-accounts of Allstate Life of New York Variable Life Separate Account A (the “Account”) listed in Appendix A, as of December 31, 2020, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods presented in Appendix A and the related notes. In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the sub-accounts comprising the Account as of December 31, 2020, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the Account’s fund managers. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois
April 7, 2021

We have served as the auditor of Allstate Life Insurance Company of New York (the sponsor Company) since 1995.

Appendix A
Allstate Life of New York Variable Life Separate Account A

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
AB VPS Growth and Income Class A	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AB VPS International Growth Class A	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AB VPS International Value Class A	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AB VPS Small Cap Growth Class A	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AB VPS Small/Mid Cap Value Class A	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Alger Balanced Class I-2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Alger Capital Appreciation Class I-2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Alger Large Cap Growth Class I-2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Alger MidCap Growth Class I-2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Alger Small Cap Growth Portfolio Class I-2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	For the Period August 13, 2018* to December 31, 2018 and for the Two Years ended December 31, 2020
DWS Equity 500 Index VIP Class A	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
DWS Global Income Builder VIP Class A II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
DWS Small Cap Index VIP Class A	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity® VIP Asset Manager Portfolio Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity® VIP ContrafundSM Portfolio Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity® VIP Disciplined Small Cap Portfolio Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	For the Period August 13, 2018* to December 31, 2018 and for the Two Years ended December 31, 2020
Fidelity® VIP Emerging Markets Portfolio Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity® VIP Equity-Income PortfolioSM Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity® VIP Government Money Market Portfolio Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity® VIP Growth & Income Portfolio Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity® VIP Growth Portfolio Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020

Appendix A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Fidelity® VIP High Income Portfolio Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity® VIP Index 500 Portfolio Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity® VIP Index 500 Portfolio Service Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity® VIP Investment Grade Bond Portfolio Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity® VIP Mid Cap Portfolio Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity® VIP Overseas Portfolio Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity® VIP Real Estate Portfolio Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity® VIP Value Portfolio Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	For the Period August 13, 2018* to December 31, 2018 and for the Two Years ended December 31, 2020
Fidelity® VIP Value Strategies Portfolio Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Franklin Templeton Global Bond VIP Fund Class 1	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Franklin Templeton Income VIP Fund Class 1	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Franklin Templeton Mutual Global Discovery VIP Fund Class 1	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Franklin Templeton Mutual Shares VIP Fund Class 1	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Franklin Templeton Small Cap Value VIP Fund Class 1	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Franklin Templeton Strategic Income VIP Fund Class 1	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Franklin Templeton U.S. Government Securities VIP Fund Class 1	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Guggenheim VT U.S. Long Short Equity Fund	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco Oppenheimer V.I. Conservat. Balanced Fund Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco Oppenheimer V.I. Disc. Mid Cap Gwth. Fund Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020

Appendix A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Invesco Oppenheimer V.I. Disc. Mid Cap Gwth. Fund Series II	-	For the Period April 30, 2020* to June 12, 2020#	For the Period April 30, 2020* to June 12, 2020#	For the Period April 30, 2020* to June 12, 2020#
Invesco Oppenheimer V.I. Global Fund Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco Oppenheimer V.I. Global Fund Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco Oppenheimer V.I. Global Strategic Inc. Fund Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco Oppenheimer V.I. Intl. Growth Fund Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco Oppenheimer V.I. Main Street Fund® Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	For the Period April 28, 2017* to December 31, 2017 and For the Three Years ended December 31, 2020
Invesco Oppenheimer V.I. Main Street Small Cap Fund® Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco Oppenheimer V.I. Total Return Bond Fund Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. American Franchise	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. American Value	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Core Equity	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Diversified Dividend Fund Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	For the Two Years Ended December 31, 2020
Invesco V.I. Government Securities	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Growth and Income Fund Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. High Yield	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. International Growth Fund Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	For the Period August 13, 2018* to December 31, 2018 and For the Two Years ended December 31, 2020
Invesco V.I. Mid Cap Core Equity	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Mid Cap Growth Fund Series I	-	For the Period January 1, 2020 to April 30, 2020 #	For the Year ended December 31, 2019 and for the Period January 1, 2020 to April 30, 2020 #	For the Year ended December 31, 2019 and for the Period January 1, 2020 to April 30, 2020 #
Invesco V.I. Mid Cap Growth Fund Series II	-	For the Period January 1, 2020 to April 30, 2020 #	For the Year ended December 31, 2019 and for the Period January 1, 2020 to April 30, 2020 #	Four years ended December 31, 2019 and for the Period January 1, 2020 to April 30, 2020 #
Invesco V.I. Value Opportunity	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Janus Henderson Balanced Portfolio Institutional Shares	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020

Appendix A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Janus Henderson Balanced Portfolio Service Shares	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Janus Henderson Enterprise Portfolio Institutional Shares	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Janus Henderson Flexible Bond Portfolio Institutional Shares	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Janus Henderson Forty Portfolio Institutional Shares	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Janus Henderson Global Research Portfolio Service Shares	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Janus Henderson Glob.Tech. and Innovation Portfolio Institutional Shares	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Janus Henderson Mid Cap Value Portfolio Institutional Shares	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Janus Henderson Mid Cap Value Portfolio Service Shares	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Janus Henderson Overseas Portfolio Institutional Shares	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Janus Henderson Overseas Portfolio Service Shares	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Janus Henderson Research Portfolio Institutional Shares	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	For the Two Years Ended December 31, 2020
Lazard Retirement Emerging Markets Equity Portfolio	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Legg Mason Western Assets Variable Global High Yield Bond Portfolio Class I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
MFS® High Yield Portfolio Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
MFS® Investors Trust Series Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
MFS® Mass. Investors Growth Stock Portfolio Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
MFS® New Discovery Series Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
MFS® Total Return Series Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
MFS® Utilities Series Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020

Appendix A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
MFS® Value Series Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Morgan Stanley VIF Emerging Markets Equity Portfolio Class I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Morgan Stanley VIF Growth Portfolio Class I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Morgan Stanley VIF U.S. Real Estate Portfolio Class I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Morningstar Balanced ETF Asset Allocation Portfolio Class I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Morningstar Conservative ETF Asset Allocation Portfolio Class I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Morningstar Growth ETF Asset Allocation Portfolio Class I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Morningstar Income and Growth ETF Asset Allocation Portfolio Class I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
PIMCO VIT Int. Bond U.S. Dollar-Hedged Admin. Shares	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
PIMCO VIT Real Return Portfolio Admin. Shares	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
PIMCO VIT Total Return Portfolio Admin. Shares	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Putnam VT High Yield Fund Class IA	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Putnam VT International Value Fund Class IA	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
T. Rowe Price Blue Chip Growth Portfolio I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
T. Rowe Price Equity Income Portfolio I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
VanEck VIP Emerging Markets Fund Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
VanEck VIP Global Hard Assets Fund Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020

* date represents commencement of operations
# represents the date the sub-account ceased operations

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS
As of December 31, 2020

	AB VPS	AB VPS	AB VPS	AB VPS	AB VPS
	Growth	International	International	Small Cap	Small/Mid Cap	Alger
	and Income	Growth	Value	Growth	Value	Balanced
	Class A	Class A	Class A	Class A	Class A	Class I-2
ASSETS
Investments, at fair value	$18,423	$35,270	$27,506	$63,115	$3,586	$16,455
Total assets	$18,423	$35,270	$27,506	$63,115	$3,586	$16,455
NET ASSETS
Accumulation units	$18,423	$35,270	$27,506	$63,115	$3,586	$16,455
Total net assets	$18,423	$35,270	$27,506	$63,115	$3,586	$16,455
FUND SHARE INFORMATION
Number of shares	636	1,280	1,904	2,195	206	965
Cost of investments	$17,995	$25,292	$25,727	$38,839	$3,723	$15,271
ACCUMULATION UNIT VALUE [1]
Lowest	$26.31	$15.29	$8.58	$59.63	$26.27	$13.58
Highest	$26.31	$15.29	$8.58	$59.63	$26.27	$22.00

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	AB VPS	AB VPS	AB VPS	AB VPS	AB VPS
	Growth	International	International	Small Cap	Small/Mid Cap	Alger
	and Income	Growth	Value	Growth	Value	Balanced
	Class A	Class A	Class A	Class A	Class A	Class I-2
NET INVESTMENT INCOME (LOSS)
Dividends	$267	$423	$441	$—	$29	$191
Net investment income (loss)	267	423	441	—	29	191
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	6,240	4,801	348	8,284	1,053	2,175
Cost of investments sold	5,874	3,670	394	7,207	1,124	2,185
Realized gains (losses) on fund shares	366	1,131	(46)	1,077	(71)	(10)
Realized gain distributions	900	2,673	—	3,329	134	59
Net realized gains (losses)	1,266	3,804	(46)	4,406	63	49
Change in unrealized gains (losses)	(1,137)	4,238	879	17,737	100	1,285
Net realized and change in unrealized gains (losses) on investments	129	8,042	833	22,143	163	1,334
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$396	$8,465	$1,274	$22,143	$192	$1,525

1The high and low accumulation unit value ("AUV") are reported at the same amount where there is only one policy offered for investment in the Sub-Account. Otherwise, when more than one policy is available for investment, a high and low AUV is reported.

*See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2020.
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS
As of December 31, 2020

	Alger	Alger	Alger	Alger	DWS	DWS
	Capital	Large Cap	MidCap	Small Cap	Equity 500	Global Income
	Appreciation	Growth	Growth	Growth Portfolio	Index VIP	Builder VIP
	Class I-2	Class I-2	Class I-2	Class I-2	Class A	Class A II
ASSETS
Investments, at fair value	$377,836	$497,512	$627,170	$13,389	$220,438	$73,972
Total assets	$377,836	$497,512	$627,170	$13,389	$220,438	$73,972
NET ASSETS
Accumulation units	$377,836	$497,512	$627,170	$13,389	$220,438	$73,972
Total net assets	$377,836	$497,512	$627,170	$13,389	$220,438	$73,972
FUND SHARE INFORMATION
Number of shares	3,780	5,326	18,868	299	8,828	2,951
Cost of investments	$277,870	$305,837	$377,775	$10,165	$152,848	$66,713
ACCUMULATION UNIT VALUE
Lowest	$20.77	$45.12	$22.30	$24.78	$62.21	$24.50
Highest	$115.36	$67.78	$88.69	$24.78	$62.21	$24.50

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Alger	Alger	Alger	Alger	DWS	DWS
	Capital	Large Cap	MidCap	Small Cap	Equity 500	Global Income
	Appreciation	Growth	Growth	Growth Portfolio	Index VIP	Builder VIP
	Class I-2	Class I-2	Class I-2	Class I-2	Class A	Class A II
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$708	$—	$106	$3,123	$2,178
Net investment income (loss)	—	708	—	106	3,123	2,178
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	52,061	23,995	52,713	562	11,218	5,711
Cost of investments sold	38,779	14,837	33,026	437	7,898	5,651
Realized gains (losses) on fund shares	13,282	9,158	19,687	125	3,320	60
Realized gain distributions	47,874	63,330	67,830	713	10,956	1,604
Net realized gains (losses)	61,156	72,488	87,517	838	14,276	1,664
Change in unrealized gains (losses)	50,723	129,690	164,347	3,310	16,941	1,719
Net realized and change in unrealized gains (losses) on investments	111,879	202,178	251,864	4,148	31,217	3,383
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$111,879	$202,886	$251,864	$4,254	$34,340	$5,561

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS
As of December 31, 2020

	DWS	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Small Cap	Asset	ContrafundSM	Disciplined	Emerging	Equity-Income
	Index VIP	Manager Portfolio	Portfolio	Small Cap Portfolio	Markets Portfolio	PortfolioSM
	Class A	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class
ASSETS
Investments, at fair value	$61,408	$108,819	$1,272,175	$6,513	$42,318	$1,025,840
Total assets	$61,408	$108,819	$1,272,175	$6,513	$42,318	$1,025,840
NET ASSETS
Accumulation units	$61,408	$108,819	$1,272,175	$6,513	$42,318	$1,025,840
Total net assets	$61,408	$108,819	$1,272,175	$6,513	$42,318	$1,025,840
FUND SHARE INFORMATION
Number of shares	3,531	6,386	26,410	377	2,869	42,922
Cost of investments	$49,086	$95,149	$790,776	$5,039	$31,989	$906,742
ACCUMULATION UNIT VALUE
Lowest	$66.05	$34.78	$17.45	$14.19	$15.95	$13.53
Highest	$66.05	$34.78	$78.70	$14.19	$20.76	$42.10

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	DWS	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Small Cap	Asset	ContrafundSM	Disciplined	Emerging	Equity-Income
	Index VIP	Manager Portfolio	Portfolio	Small Cap Portfolio	Markets Portfolio	PortfolioSM
	Class A	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$543	$1,488	$2,712	$31	$245	$16,341
Net investment income (loss)	543	1,488	2,712	31	245	16,341
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	3,981	5,711	77,230	352	5,259	36,974
Cost of investments sold	3,653	5,401	50,625	356	4,223	37,160
Realized gains (losses) on fund shares	328	310	26,605	(4)	1,036	(186)
Realized gain distributions	5,028	1,275	5,525	—	2,642	39,083
Net realized gains (losses)	5,356	1,585	32,130	(4)	3,678	38,897
Change in unrealized gains (losses)	4,254	11,187	268,804	1,358	5,936	12,183
Net realized and change in unrealized gains (losses) on investments	9,610	12,772	300,934	1,354	9,614	51,080
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$10,153	$14,260	$303,646	$1,385	$9,859	$67,421

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS
As of December 31, 2020

	Fidelity® VIP	Fidelity® VIP		Fidelity® VIP
	Government Money	Growth	Fidelity® VIP	High	Fidelity® VIP	Fidelity® VIP
	Market Portfolio	& Income Portfolio	Growth Portfolio	Income Portfolio	Index 500 Portfolio	Index 500 Portfolio
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class	Service Class
ASSETS
Investments, at fair value	$630,734	$60,468	$1,643,379	$25,302	$1,238,378	$423,226
Total assets	$630,734	$60,468	$1,643,379	$25,302	$1,238,378	$423,226
NET ASSETS
Accumulation units	$630,734	$60,468	$1,643,379	$25,302	$1,238,378	$423,226
Total net assets	$630,734	$60,468	$1,643,379	$25,302	$1,238,378	$423,226
FUND SHARE INFORMATION
Number of shares	630,734	2,704	15,955	4,765	3,333	1,143
Cost of investments	$630,734	$53,735	$873,013	$25,863	$771,261	$280,847
ACCUMULATION UNIT VALUE
Lowest	$10.44	$26.78	$21.05	$20.87	$16.36	$34.10
Highest	$15.37	$26.78	$67.01	$20.87	$51.67	$34.10

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Fidelity® VIP	Fidelity® VIP		Fidelity® VIP
	Government Money	Growth	Fidelity® VIP	High	Fidelity® VIP	Fidelity® VIP
	Market Portfolio	& Income Portfolio	Growth Portfolio	Income Portfolio	Index 500 Portfolio	Index 500 Portfolio
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class	Service Class
NET INVESTMENT INCOME (LOSS)
Dividends	$1,633	$1,069	$962	$1,199	$17,960	$6,037
Net investment income (loss)	1,633	1,069	962	1,199	17,960	6,037
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	53,900	28,381	96,327	2,401	97,357	47,945
Cost of investments sold	53,900	25,190	52,963	2,517	62,562	26,334
Realized gains (losses) on fund shares	—	3,191	43,364	(116)	34,795	21,611
Realized gain distributions	—	2,125	123,263	—	3,255	1,140
Net realized gains (losses)	—	5,316	166,627	(116)	38,050	22,751
Change in unrealized gains (losses)	—	(1,254)	344,286	(301)	125,414	34,818
Net realized and change in unrealized gains (losses) on investments	—	4,062	510,913	(417)	163,464	57,569
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$1,633	$5,131	$511,875	$782	$181,424	$63,606

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS
As of December 31, 2020

	Fidelity® VIP	Fidelity® VIP		Fidelity® VIP		Fidelity® VIP
	Investment Grade	Mid	Fidelity® VIP	Real	Fidelity® VIP	Value
	Bond Portfolio	Cap Portfolio	Overseas Portfolio	Estate Portfolio	Value Portfolio	Strategies Portfolio
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class
ASSETS
Investments, at fair value	$375,465	$55,052	$370,751	$42,475	$728	$9,384
Total assets	$375,465	$55,052	$370,751	$42,475	$728	$9,384
NET ASSETS
Accumulation units	$375,465	$55,052	$370,751	$42,475	$728	$9,384
Total net assets	$375,465	$55,052	$370,751	$42,475	$728	$9,384
FUND SHARE INFORMATION
Number of shares	26,648	1,422	13,980	2,437	46	693
Cost of investments	$343,365	$46,134	$264,025	$44,355	$622	$8,963
ACCUMULATION UNIT VALUE
Lowest	$12.00	$14.03	$13.58	$11.20	$13.13	$25.48
Highest	$22.28	$28.36	$31.96	$20.11	$13.13	$25.48

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Fidelity® VIP	Fidelity® VIP		Fidelity® VIP		Fidelity® VIP
	Investment Grade	Mid	Fidelity® VIP	Real	Fidelity® VIP	Value
	Bond Portfolio	Cap Portfolio	Overseas Portfolio	Estate Portfolio	Value Portfolio	Strategies Portfolio
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$7,985	$314	$1,420	$798	$7	$101
Net investment income (loss)	7,985	314	1,420	798	7	101
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	31,563	19,275	24,632	12,164	421	2,057
Cost of investments sold	29,195	23,063	19,411	11,335	428	2,115
Realized gains (losses) on fund shares	2,368	(3,788)	5,221	829	(7)	(58)
Realized gain distributions	131	—	1,373	1,184	11	458
Net realized gains (losses)	2,499	(3,788)	6,594	2,013	4	400
Change in unrealized gains (losses)	21,733	8,398	41,959	(3,924)	87	333
Net realized and change in unrealized gains (losses) on investments	24,232	4,610	48,553	(1,911)	91	733
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$32,217	$4,924	$49,973	$(1,113)	$98	$834

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS
As of December 31, 2020

			Franklin Templeton	Franklin Templeton	Franklin Templeton	Franklin Templeton
	Franklin Templeton	Franklin Templeton	Mutual Global	Mutual	Small	Small-Mid
	Global Bond	Income	Discovery	Shares	Cap Value	Cap Growth
	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1
ASSETS
Investments, at fair value	$29,759	$25,532	$4,203	$3,534	$64,069	$38,111
Total assets	$29,759	$25,532	$4,203	$3,534	$64,069	$38,111
NET ASSETS
Accumulation units	$29,759	$25,532	$4,203	$3,534	$64,069	$38,111
Total net assets	$29,759	$25,532	$4,203	$3,534	$64,069	$38,111
FUND SHARE INFORMATION
Number of shares	2,054	1,631	240	209	4,215	1,412
Cost of investments	$35,602	$25,451	$4,516	$3,885	$68,144	$27,524
ACCUMULATION UNIT VALUE
Lowest	$16.52	$19.66	$19.56	$18.83	$27.05	$42.82
Highest	$16.52	$19.66	$19.56	$18.83	$27.05	$42.82

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

			Franklin Templeton	Franklin Templeton	Franklin Templeton	Franklin Templeton
	Franklin Templeton	Franklin Templeton	Mutual Global	Mutual	Small	Small-Mid
	Global Bond	Income	Discovery	Shares	Cap Value	Cap Growth
	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1
NET INVESTMENT INCOME (LOSS)
Dividends	$2,400	$1,302	$91	$95	$820	$—
Net investment income (loss)	2,400	1,302	91	95	820	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,124	1,015	872	214	2,130	1,395
Cost of investments sold	1,341	1,101	989	240	2,867	1,443
Realized gains (losses) on fund shares	(217)	(86)	(117)	(26)	(737)	(48)
Realized gain distributions	—	18	65	119	2,938	3,229
Net realized gains (losses)	(217)	(68)	(52)	93	2,201	3,181
Change in unrealized gains (losses)	(3,665)	(799)	(212)	(264)	1,447	10,298
Net realized and change in unrealized gains (losses) on investments	(3,882)	(867)	(264)	(171)	3,648	13,479
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$(1,482)	$435	$(173)	$(76)	$4,468	$13,479

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS
As of December 31, 2020

	Franklin Templeton	Franklin Templeton	Guggenheim	Invesco	Invesco	Invesco
	Strategic	U.S. Government	VT U.S.	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.
	Income	Securities	Long Short	Conservat. Balanced	Disc. Mid Cap Gwth.	Disc. Mid Cap Gwth.
	VIP Fund Class 1	VIP Fund Class 1	Equity Fund	Fund Series I	Fund Series I*	Fund Series II*
ASSETS
Investments, at fair value	$15,394	$16,885	$32,158	$26,142	$334,689	$—
Total assets	$15,394	$16,885	$32,158	$26,142	$334,689	$—
NET ASSETS
Accumulation units	$15,394	$16,885	$32,158	$26,142	$334,689	$—
Total net assets	$15,394	$16,885	$32,158	$26,142	$334,689	$—
FUND SHARE INFORMATION
Number of shares	1,431	1,365	2,233	1,458	3,130	—
Cost of investments	$15,670	$17,729	$29,418	$22,725	$217,261	$—
ACCUMULATION UNIT VALUE
Lowest	$18.02	$14.39	$26.26	$16.47	$14.83	$—
Highest	$18.02	$14.39	$26.26	$16.47	$48.94	$—

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Franklin Templeton	Franklin Templeton	Guggenheim	Invesco	Invesco	Invesco
	Strategic	U.S. Government	VT U.S.	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.
	Income	Securities	Long Short	Conservat. Balanced	Disc. Mid Cap Gwth.	Disc. Mid Cap Gwth.
	VIP Fund Class 1	VIP Fund Class 1	Equity Fund	Fund Series I	Fund Series I*	Fund Series II*
NET INVESTMENT INCOME (LOSS)
Dividends	$703	$630	$249	$493	$76	$—
Net investment income (loss)	703	630	249	493	76	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	733	2,158	579	1,483	17,011	74,609
Cost of investments sold	843	2,309	531	1,188	11,697	68,678
Realized gains (losses) on fund shares	(110)	(151)	48	295	5,314	5,931
Realized gain distributions	—	—	—	548	15,783	—
Net realized gains (losses)	(110)	(151)	48	843	21,097	5,931
Change in unrealized gains (losses)	(17)	207	1,262	1,939	75,473	—
Net realized and change in unrealized gains (losses) on investments	(127)	56	1,310	2,782	96,570	5,931
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$576	$686	$1,559	$3,275	$96,646	$5,931

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS
As of December 31, 2020

	Invesco	Invesco	Invesco	Invesco	Invesco	Invesco
	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.
	Global Fund	Global Fund	Global Strategic	Intl. Growth	Main Street	Main Street Small
	Series I	Series II	Inc. Fund Series I	Fund Series I	Fund® Series I	Cap Fund® Series I
ASSETS
Investments, at fair value	$22,286	$514,519	$7,218	$142,972	$11,447	$922,320
Total assets	$22,286	$514,519	$7,218	$142,972	$11,447	$922,320
NET ASSETS
Accumulation units	$22,286	$514,519	$7,218	$142,972	$11,447	$922,320
Total net assets	$22,286	$514,519	$7,218	$142,972	$11,447	$922,320
FUND SHARE INFORMATION
Number of shares	428	10,018	1,491	49,131	383	33,637
Cost of investments	$17,013	$359,668	$7,251	$102,029	$11,181	$699,933
ACCUMULATION UNIT VALUE
Lowest	$30.41	$47.03	$16.19	$20.32	$15.12	$34.54
Highest	$30.41	$47.03	$16.19	$66.92	$15.12	$75.57

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Invesco	Invesco	Invesco	Invesco	Invesco	Invesco
	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.
	Global Fund	Global Fund	Global Strategic	Intl. Growth	Main Street	Main Street Small
	Series I	Series II	Inc. Fund Series I	Fund Series I	Fund® Series I	Cap Fund® Series I
NET INVESTMENT INCOME (LOSS)
Dividends	$132	$1,878	$389	$1,136	$150	$4,690
Net investment income (loss)	132	1,878	389	1,136	150	4,690
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	2,936	39,329	2,447	11,086	1,197	46,457
Cost of investments sold	2,348	34,699	2,524	9,112	1,328	44,495
Realized gains (losses) on fund shares	588	4,630	(77)	1,974	(131)	1,962
Realized gain distributions	689	15,574	—	1,677	985	10,623
Net realized gains (losses)	1,277	20,204	(77)	3,651	854	12,585
Change in unrealized gains (losses)	3,731	84,656	(42)	20,483	325	142,260
Net realized and change in unrealized gains (losses) on investments	5,008	104,860	(119)	24,134	1,179	154,845
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$5,140	$106,738	$270	$25,270	$1,329	$159,535

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS
As of December 31, 2020

	Invesco				Invesco V.I.
	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.		Diversified	Invesco V.I.
	Total Return Bond	American	American	Invesco V.I.	Dividend Fund	Government
	Fund Series I	Franchise	Value	Core Equity	Series I	Securities
ASSETS
Investments, at fair value	$9,966	$428,077	$5,870	$26,992	$402	$53,834
Total assets	$9,966	$428,077	$5,870	$26,992	$402	$53,834
NET ASSETS
Accumulation units	$9,966	$428,077	$5,870	$26,992	$402	$53,834
Total net assets	$9,966	$428,077	$5,870	$26,992	$402	$53,834
FUND SHARE INFORMATION
Number of shares	1,182	4,804	372	887	16	4,471
Cost of investments	$9,269	$259,719	$5,782	$27,920	$374	$52,434
ACCUMULATION UNIT VALUE
Lowest	$12.34	$38.01	$12.24	$28.84	$12.13	$13.03
Highest	$12.34	$38.01	$23.03	$28.84	$12.13	$13.03

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Invesco				Invesco V.I.
	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.		Diversified	Invesco V.I.
	Total Return Bond	American	American	Invesco V.I.	Dividend Fund	Government
	Fund Series I	Franchise	Value	Core Equity	Series I	Securities
NET INVESTMENT INCOME (LOSS)
Dividends	$294	$251	$44	$369	$9	$1,319
Net investment income (loss)	294	251	44	369	9	1,319
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	809	34,788	1,704	4,336	—	8,505
Cost of investments sold	791	21,899	2,029	4,357	—	8,372
Realized gains (losses) on fund shares	18	12,889	(325)	(21)	—	133
Realized gain distributions	—	26,142	47	6,364	7	—
Net realized gains (losses)	18	39,031	(278)	6,343	7	133
Change in unrealized gains (losses)	488	89,149	319	(3,029)	28	1,728
Net realized and change in unrealized gains (losses) on investments	506	128,180	41	3,314	35	1,861
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$800	$128,431	$85	$3,683	$44	$3,180

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS
As of December 31, 2020

	Invesco V.I.		Invesco V.I.		Invesco V.I.	Invesco V.I.
	Growth and		International	Invesco V.I.	Mid Cap	Mid Cap
	Income Fund	Invesco V.I.	Growth	Mid Cap	Growth Fund	Growth Fund
	Series I	High Yield	Fund Series I	Core Equity	Series I*	Series II*
ASSETS
Investments, at fair value	$330,809	$45,314	$2,953	$113,561	$—	$—
Total assets	$330,809	$45,314	$2,953	$113,561	$—	$—
NET ASSETS
Accumulation units	$330,809	$45,314	$2,953	$113,561	$—	$—
Total net assets	$330,809	$45,314	$2,953	$113,561	$—	$—
FUND SHARE INFORMATION
Number of shares	17,671	8,615	69	10,744	—	—
Cost of investments	$336,954	$45,588	$2,550	$127,681	$—	$—
ACCUMULATION UNIT VALUE
Lowest	$24.00	$11.56	$13.32	$32.32	$—	$—
Highest	$47.24	$15.95	$13.32	$32.32	$—	$—

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Invesco V.I.		Invesco V.I.		Invesco V.I.	Invesco V.I.
	Growth and		International	Invesco V.I.	Mid Cap	Mid Cap
	Income Fund	Invesco V.I.	Growth	Mid Cap	Growth Fund	Growth Fund
	Series I	High Yield	Fund Series I	Core Equity	Series I*	Series II*
NET INVESTMENT INCOME (LOSS)
Dividends	$6,489	$2,385	$53	$731	$—	$—
Net investment income (loss)	6,489	2,385	53	731	—	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	9,873	627	11	12,861	146	74,543
Cost of investments sold	12,468	665	13	15,405	195	87,968
Realized gains (losses) on fund shares	(2,595)	(38)	(2)	(2,544)	(49)	(13,425)
Realized gain distributions	4,777	—	51	20,690	44	20,829
Net realized gains (losses)	2,182	(38)	49	18,146	(5)	7,404
Change in unrealized gains (losses)	3,645	(643)	378	(10,018)	1	(12,826)
Net realized and change in unrealized gains (losses) on investments	5,827	(681)	427	8,128	(4)	(5,422)
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$12,316	$1,704	$480	$8,859	$(4)	$(5,422)

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS
As of December 31, 2020

		Janus Henderson		Janus Henderson	Janus Henderson	Janus Henderson
	Invesco V.I.	Balanced	Janus Henderson	Enterprise	Flexible	Forty
	Value	Portfolio	Balanced Portfolio	Portfolio	Bond Portfolio	Portfolio
	Opportunity	Institutional Shares	Service Shares	Institutional Shares	Institutional Shares	Institutional Shares
ASSETS
Investments, at fair value	$87,496	$20,458	$521,948	$50,244	$24,447	$157,340
Total assets	$87,496	$20,458	$521,948	$50,244	$24,447	$157,340
NET ASSETS
Accumulation units	$87,496	$20,458	$521,948	$50,244	$24,447	$157,340
Total net assets	$87,496	$20,458	$521,948	$50,244	$24,447	$157,340
FUND SHARE INFORMATION
Number of shares	15,569	469	11,322	533	1,917	2,760
Cost of investments	$97,299	$16,478	$357,427	$39,692	$23,489	$105,532
ACCUMULATION UNIT VALUE
Lowest	$12.42	$15.25	$48.75	$17.99	$12.03	$21.17
Highest	$22.93	$30.11	$48.75	$41.87	$19.50	$81.68

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

		Janus Henderson		Janus Henderson	Janus Henderson	Janus Henderson
	Invesco V.I.	Balanced	Janus Henderson	Enterprise	Flexible	Forty
	Value	Portfolio	Balanced Portfolio	Portfolio	Bond Portfolio	Portfolio
	Opportunity	Institutional Shares	Service Shares	Institutional Shares	Institutional Shares	Institutional Shares
NET INVESTMENT INCOME (LOSS)
Dividends	$284	$410	$7,031	$22	$625	$359
Net investment income (loss)	284	410	7,031	22	625	359
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	2,359	13,997	8,576	32,926	1,462	21,686
Cost of investments sold	3,366	11,705	5,967	27,548	1,499	16,326
Realized gains (losses) on fund shares	(1,007)	2,292	2,609	5,378	(37)	5,360
Realized gain distributions	3,217	427	6,948	2,192	—	9,298
Net realized gains (losses)	2,210	2,719	9,557	7,570	(37)	14,658
Change in unrealized gains (losses)	3,622	(120)	47,225	1,917	1,484	31,324
Net realized and change in unrealized gains (losses) on investments	5,832	2,599	56,782	9,487	1,447	45,982
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$6,116	$3,009	$63,813	$9,509	$2,072	$46,341

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS
As of December 31, 2020

	Janus Henderson	Janus Henderson	Janus Henderson	Janus Henderson	Janus Henderson	Janus Henderson
	Global Research	Glob.Tech. and	Mid Cap Value	Mid Cap Value	Overseas	Overseas
	Portfolio	Innovation Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Service Shares	Institutional Shares*	Institutional Shares	Service Shares	Institutional Shares	Service Shares
ASSETS
Investments, at fair value	$59,219	$54,363	$14,870	$169,520	$36,236	$96,397
Total assets	$59,219	$54,363	$14,870	$169,520	$36,236	$96,397
NET ASSETS
Accumulation units	$59,219	$54,363	$14,870	$169,520	$36,236	$96,397
Total net assets	$59,219	$54,363	$14,870	$169,520	$36,236	$96,397
FUND SHARE INFORMATION
Number of shares	955	2,673	927	10,994	948	2,635
Cost of investments	$34,938	$36,546	$13,801	$167,453	$28,501	$82,144
ACCUMULATION UNIT VALUE
Lowest	$42.75	$25.27	$12.21	$36.19	$11.54	$11.25
Highest	$42.75	$73.50	$23.85	$36.19	$11.54	$11.25

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Janus Henderson	Janus Henderson	Janus Henderson	Janus Henderson	Janus Henderson	Janus Henderson
	Global Research	Glob.Tech. and	Mid Cap Value	Mid Cap Value	Overseas	Overseas
	Portfolio	Innovation Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Service Shares	Institutional Shares*	Institutional Shares	Service Shares	Institutional Shares	Service Shares
NET INVESTMENT INCOME (LOSS)
Dividends	$308	$—	$134	$1,578	$368	$1,010
Net investment income (loss)	308	—	134	1,578	368	1,010
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	13,369	19,897	8,813	4,746	23,264	17,792
Cost of investments sold	8,006	14,447	11,386	5,286	21,584	22,765
Realized gains (losses) on fund shares	5,363	5,450	(2,573)	(540)	1,680	(4,973)
Realized gain distributions	3,272	3,078	162	2,857	—	—
Net realized gains (losses)	8,635	8,528	(2,411)	2,317	1,680	(4,973)
Change in unrealized gains (losses)	1,565	8,005	738	(3,538)	3,046	15,673
Net realized and change in unrealized gains (losses) on investments	10,200	16,533	(1,673)	(1,221)	4,726	10,700
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$10,508	$16,533	$(1,539)	$357	$5,094	$11,710

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS
As of December 31, 2020

	Janus Henderson	Lazard Retirement	Legg Mason	Legg Mason Western
	Research	Emerging	ClearBridge Variable	Assets Variable	MFS® High	MFS® Investors
	Portfolio	Markets	Large Cap Value	Global High Yield	Yield Portfolio	Trust
	Institutional Shares	Equity Portfolio	Portfolio Class I	Bond Portfolio Class I	Initial Class	Series Initial Class
ASSETS
Investments, at fair value	$135	$23,772	$188,030	$124,411	$64,051	$29,781
Total assets	$135	$23,772	$188,030	$124,411	$64,051	$29,781
NET ASSETS
Accumulation units	$135	$23,772	$188,030	$124,411	$64,051	$29,781
Total net assets	$135	$23,772	$188,030	$124,411	$64,051	$29,781
FUND SHARE INFORMATION
Number of shares	3	1,125	9,477	16,744	11,277	814
Cost of investments	$113	$21,964	$187,756	$125,820	$66,227	$21,003
ACCUMULATION UNIT VALUE
Lowest	$19.27	$60.90	$35.73	$27.66	$14.54	$44.38
Highest	$19.27	$60.90	$35.73	$27.66	$14.54	$44.38

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Janus Henderson	Lazard Retirement	Legg Mason	Legg Mason Western
	Research	Emerging	ClearBridge Variable	Assets Variable	MFS® High	MFS® Investors
	Portfolio	Markets	Large Cap Value	Global High Yield	Yield Portfolio	Trust
	Institutional Shares	Equity Portfolio	Portfolio Class I	Bond Portfolio Class I	Initial Class	Series Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$1	$526	$2,370	$4,726	$3,386	$169
Net investment income (loss)	1	526	2,370	4,726	3,386	169
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	747	8,818	1,895	4,151	5,077	1,391
Cost of investments sold	701	10,252	2,052	4,882	5,399	981
Realized gains (losses) on fund shares	46	(1,434)	(157)	(731)	(322)	410
Realized gain distributions	26	—	18,381	—	—	807
Net realized gains (losses)	72	(1,434)	18,224	(731)	(322)	1,217
Change in unrealized gains (losses)	8	(1,366)	(10,550)	4,085	186	2,378
Net realized and change in unrealized gains (losses) on investments	80	(2,800)	7,674	3,354	(136)	3,595
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$81	$(2,274)	$10,044	$8,080	$3,250	$3,764

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS
As of December 31, 2020

	MFS® Mass.					Morgan Stanley
	Investors Growth	MFS® New	MFS® Total			VIF Emerging
	Stock Portfolio	Discovery	Return	MFS® Utilities	MFS® Value	Markets Equity
	Initial Class	Series Initial Class	Series Initial Class	Series Initial Class	Series Initial Class	Portfolio Class I
ASSETS
Investments, at fair value	$108,829	$363,909	$145,664	$86,768	$66,316	$29,014
Total assets	$108,829	$363,909	$145,664	$86,768	$66,316	$29,014
NET ASSETS
Accumulation units	$108,829	$363,909	$145,664	$86,768	$66,316	$29,014
Total net assets	$108,829	$363,909	$145,664	$86,768	$66,316	$29,014
FUND SHARE INFORMATION
Number of shares	4,343	13,498	5,598	2,456	3,251	1,636
Cost of investments	$80,262	$231,400	$123,431	$69,597	$55,873	$23,436
ACCUMULATION UNIT VALUE
Lowest	$23.22	$116.49	$42.34	$81.24	$40.71	$12.56
Highest	$23.22	$116.49	$42.34	$81.24	$40.71	$12.56

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	MFS® Mass.					Morgan Stanley
	Investors Growth	MFS® New	MFS® Total			VIF Emerging
	Stock Portfolio	Discovery	Return	MFS® Utilities	MFS® Value	Markets Equity
	Initial Class	Series Initial Class	Series Initial Class	Series Initial Class	Series Initial Class	Portfolio Class I
NET INVESTMENT INCOME (LOSS)
Dividends	$419	$—	$2,938	$2,050	$928	$319
Net investment income (loss)	419	—	2,938	2,050	928	319
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	4,696	7,798	3,762	9,655	15,003	391
Cost of investments sold	3,625	5,442	3,293	7,741	13,493	362
Realized gains (losses) on fund shares	1,071	2,356	469	1,914	1,510	29
Realized gain distributions	8,886	25,826	3,404	2,137	2,600	387
Net realized gains (losses)	9,957	28,182	3,873	4,051	4,110	416
Change in unrealized gains (losses)	9,623	86,671	6,028	(424)	(4,869)	3,250
Net realized and change in unrealized gains (losses) on investments	19,580	114,853	9,901	3,627	(759)	3,666
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$19,999	$114,853	$12,839	$5,677	$169	$3,985

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS
As of December 31, 2020

	Morgan Stanley	Morgan Stanley	Morningstar	Morningstar	Morningstar	Morningstar
	VIF	VIF U.S.	Aggressive Growth	Balanced ETF	Conservative ETF	Growth ETF
	Growth	Real Estate	ETF Asset Allocation	Asset Allocation	Asset Allocation	Asset Allocation
	Portfolio Class I	Portfolio Class I	Portfolio Class I	Portfolio Class I	Portfolio Class I	Portfolio Class I
ASSETS
Investments, at fair value	$225,517	$118,717	$495,840	$373,956	$66,860	$898,991
Total assets	$225,517	$118,717	$495,840	$373,956	$66,860	$898,991
NET ASSETS
Accumulation units	$225,517	$118,717	$495,840	$373,956	$66,860	$898,991
Total net assets	$225,517	$118,717	$495,840	$373,956	$66,860	$898,991
FUND SHARE INFORMATION
Number of shares	3,211	6,930	37,764	33,690	5,739	76,903
Cost of investments	$98,956	$116,938	$445,262	$359,719	$63,781	$836,386
ACCUMULATION UNIT VALUE
Lowest	$90.80	$44.33	$13.39	$12.67	$15.84	$13.14
Highest	$140.74	$44.33	$20.93	$19.33	$15.84	$29.89

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Morgan Stanley	Morgan Stanley	Morningstar	Morningstar	Morningstar	Morningstar
	VIF	VIF U.S.	Aggressive Growth	Balanced ETF	Conservative ETF	Growth ETF
	Growth	Real Estate	ETF Asset Allocation	Asset Allocation	Asset Allocation	Asset Allocation
	Portfolio Class I	Portfolio Class I	Portfolio Class I	Portfolio Class I	Portfolio Class I	Portfolio Class I
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$3,341	$8,899	$7,902	$1,350	$18,172
Net investment income (loss)	—	3,341	8,899	7,902	1,350	18,172
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	47,756	12,948	27,306	40,138	9,650	26,292
Cost of investments sold	27,544	13,265	29,293	41,327	9,433	26,189
Realized gains (losses) on fund shares	20,212	(317)	(1,987)	(1,189)	217	103
Realized gain distributions	17,198	3,317	8,730	4,478	380	22,954
Net realized gains (losses)	37,410	3,000	6,743	3,289	597	23,057
Change in unrealized gains (losses)	95,475	(31,258)	32,430	21,801	2,600	47,682
Net realized and change in unrealized gains (losses) on investments	132,885	(28,258)	39,173	25,090	3,197	70,739
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$132,885	$(24,917)	$48,072	$32,992	$4,547	$88,911

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS
As of December 31, 2020

	Morningstar Income	PIMCO VIT	PIMCO VIT Real	PIMCO VIT		Putnam
	and Growth ETF	Int. Bond	Return	Total Return	Putnam	VT International
	Asset Allocation	U.S. Dollar-Hedged	Portfolio	Portfolio	VT High Yield	Value Fund
	Portfolio Class I	Admin. Shares	Admin. Shares	Admin. Shares	Fund Class IA	Class IA
ASSETS
Investments, at fair value	$170,169	$56,503	$159,150	$294,290	$87,899	$31,176
Total assets	$170,169	$56,503	$159,150	$294,290	$87,899	$31,176
NET ASSETS
Accumulation units	$170,169	$56,503	$159,150	$294,290	$87,899	$31,176
Total net assets	$170,169	$56,503	$159,150	$294,290	$87,899	$31,176
FUND SHARE INFORMATION
Number of shares	16,394	5,027	11,433	25,392	13,952	3,012
Cost of investments	$166,607	$53,615	$145,821	$277,320	$87,947	$28,183
ACCUMULATION UNIT VALUE
Lowest	$12.26	$26.25	$20.97	$25.81	$36.94	$31.70
Highest	$17.63	$26.25	$20.97	$25.81	$36.94	$31.70

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Morningstar Income	PIMCO VIT	PIMCO VIT Real	PIMCO VIT		Putnam
	and Growth ETF	Int. Bond	Return	Total Return	Putnam	VT International
	Asset Allocation	U.S. Dollar-Hedged	Portfolio	Portfolio	VT High Yield	Value Fund
	Portfolio Class I	Admin. Shares	Admin. Shares	Admin. Shares	Fund Class IA	Class IA
NET INVESTMENT INCOME (LOSS)
Dividends	$3,967	$3,146	$2,135	$6,083	$4,734	$802
Net investment income (loss)	3,967	3,146	2,135	6,083	4,734	802
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	10,496	1,726	8,915	23,654	9,623	7,187
Cost of investments sold	11,240	1,598	8,665	22,628	10,092	7,269
Realized gains (losses) on fund shares	(744)	128	250	1,026	(469)	(82)
Realized gain distributions	1,972	—	—	3,214	—	425
Net realized gains (losses)	1,228	128	250	4,240	(469)	343
Change in unrealized gains (losses)	8,360	(347)	14,155	13,169	529	(438)
Net realized and change in unrealized gains (losses) on investments	9,588	(219)	14,405	17,409	60	(95)
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$13,555	$2,927	$16,540	$23,492	$4,794	$707

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS
As of December 31, 2020

			VanEck VIP	VanEck VIP
	T. Rowe Price	T. Rowe Price	Emerging	Global
	Blue Chip Growth	Equity Income	Markets	Hard Assets
	Portfolio I	Portfolio I	Fund Initial Class	Fund Initial Class
ASSETS
Investments, at fair value	$345,579	$525,020	$157,637	$74,290
Total assets	$345,579	$525,020	$157,637	$74,290
NET ASSETS
Accumulation units	$345,579	$525,020	$157,637	$74,290
Total net assets	$345,579	$525,020	$157,637	$74,290
FUND SHARE INFORMATION
Number of shares	6,815	20,031	9,333	3,305
Cost of investments	$138,763	$492,239	$114,475	$64,498
ACCUMULATION UNIT VALUE
Lowest	$68.12	$45.96	$50.36	$26.38
Highest	$68.12	$45.96	$50.36	$26.38

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

			VanEck VIP	VanEck VIP
	T. Rowe Price	T. Rowe Price	Emerging	Global
	Blue Chip Growth	Equity Income	Markets	Hard Assets
	Portfolio I	Portfolio I	Fund Initial Class	Fund Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$10,545	$2,705	$491
Net investment income (loss)	—	10,545	2,705	491
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	36,486	34,745	9,668	6,073
Cost of investments sold	13,413	37,244	7,698	7,545
Realized gains (losses) on fund shares	23,073	(2,499)	1,970	(1,472)
Realized gain distributions	10,751	11,126	4,062	—
Net realized gains (losses)	33,824	8,627	6,032	(1,472)
Change in unrealized gains (losses)	57,634	(12,871)	15,193	15,699
Net realized and change in unrealized gains (losses) on investments	91,458	(4,244)	21,225	14,227
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$91,458	$6,301	$23,930	$14,718

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2020
	AB VPS	AB VPS	AB VPS
	Growth	International	International
	and Income	Growth	Value
	Class A	Class A	Class A
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$267	$423	$441
Net realized gains (losses)	1,266	3,804	(46)
Change in unrealized gains (losses)	(1,137)	4,238	879
Increase (decrease) in net assets from operations	396	8,465	1,274
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	3,696	3,807	1,515
Benefits	—	—	—
Payments on termination	(5,057)	(2,593)	(85)
Loans	—	—	—
Policy maintenance charge	(2,170)	(2,856)	(857)
Transfers among the sub-accounts and with the Fixed Account - net	(493)	(1,180)	2,962
Increase (decrease) in net assets from policy transactions	(4,024)	(2,822)	3,535
INCREASE (DECREASE) IN NET ASSETS	(3,628)	5,643	4,809
NET ASSETS AT BEGINNING OF PERIOD	22,051	29,627	22,697
NET ASSETS AT END OF PERIOD	$18,423	$35,270	$27,506
Accumulation Units outstanding at beginning of period	861	2,518	2,711
Units issued	100	166	544
Units redeemed	(261)	(377)	(48)
Accumulation Units outstanding at end of period	700	2,307	3,207

	2020
	AB VPS	AB VPS
	Small Cap	Small/Mid Cap	Alger
	Growth	Value	Balanced
	Class A	Class A	Class I-2
	2020	2020	2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$—	$29	$191
Net realized gains (losses)	4,406	63	49
Change in unrealized gains (losses)	17,737	100	1,285
Increase (decrease) in net assets from operations	22,143	192	1,525
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	5,384	1,758	6,583
Benefits	—	—	—
Payments on termination	(2,685)	(82)	(385)
Loans	(1,936)	—	—
Policy maintenance charge	(3,752)	(692)	(3,769)
Transfers among the sub-accounts and with the Fixed Account - net	(2,293)	(755)	(48)
Increase (decrease) in net assets from policy transactions	(5,282)	229	2,381
INCREASE (DECREASE) IN NET ASSETS	16,861	421	3,906
NET ASSETS AT BEGINNING OF PERIOD	46,254	3,165	12,549
NET ASSETS AT END OF PERIOD	$63,115	$3,586	$16,455
Accumulation Units outstanding at beginning of period	1,195	125	692
Units issued	69	65	301
Units redeemed	(205)	(54)	(119)
Accumulation Units outstanding at end of period	1,059	136	874

*See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2020.
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2020
	Alger	Alger	Alger
	Capital	Large Cap	MidCap
	Appreciation	Growth	Growth
	Class I-2	Class I-2	Class I-2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$—	$708	$—
Net realized gains (losses)	61,156	72,488	87,517
Change in unrealized gains (losses)	50,723	129,690	164,347
Increase (decrease) in net assets from operations	111,879	202,886	251,864
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	34,446	18,326	30,867
Benefits	—	—	(5,627)
Payments on termination	(20,341)	(4,329)	(26,927)
Loans	(14,456)	2,723	15,872
Policy maintenance charge	(23,401)	(17,171)	(21,049)
Transfers among the sub-accounts and with the Fixed Account - net	(2,297)	(13,287)	(16,907)
Increase (decrease) in net assets from policy transactions	(26,049)	(13,738)	(23,771)
INCREASE (DECREASE) IN NET ASSETS	85,830	189,148	228,093
NET ASSETS AT BEGINNING OF PERIOD	292,006	308,364	399,077
NET ASSETS AT END OF PERIOD	$377,836	$497,512	$627,170
Accumulation Units outstanding at beginning of period	4,764	7,747	8,010
Units issued	724	230	613
Units redeemed	(978)	(497)	(928)
Accumulation Units outstanding at end of period	4,510	7,480	7,695

	2020
	Alger	DWS	DWS
	Small Cap	Equity 500	Global Income
	Growth Portfolio	Index VIP	Builder VIP
	Class I-2	Class A	Class A II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$106	$3,123	$2,178
Net realized gains (losses)	838	14,276	1,664
Change in unrealized gains (losses)	3,310	16,941	1,719
Increase (decrease) in net assets from operations	4,254	34,340	5,561
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	9,356	8,544	5,841
Benefits	—	—	—
Payments on termination	(251)	(7,981)	(3,291)
Loans	—	3,586	3,212
Policy maintenance charge	(1,842)	(6,407)	(4,024)
Transfers among the sub-accounts and with the Fixed Account - net	(692)	(480)	(4,656)
Increase (decrease) in net assets from policy transactions	6,571	(2,738)	(2,918)
INCREASE (DECREASE) IN NET ASSETS	10,825	31,602	2,643
NET ASSETS AT BEGINNING OF PERIOD	2,564	188,836	71,329
NET ASSETS AT END OF PERIOD	$13,389	$220,438	$73,972
Accumulation Units outstanding at beginning of period	173	3,585	3,152
Units issued	396	162	128
Units redeemed	(29)	(204)	(261)
Accumulation Units outstanding at end of period	540	3,543	3,019

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2020
	DWS	Fidelity® VIP	Fidelity® VIP
	Small Cap	Asset	ContrafundSM
	Index VIP	Manager Portfolio	Portfolio
	Class A	Initial Class	Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$543	$1,488	$2,712
Net realized gains (losses)	5,356	1,585	32,130
Change in unrealized gains (losses)	4,254	11,187	268,804
Increase (decrease) in net assets from operations	10,153	14,260	303,646
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	2,855	7,260	76,271
Benefits	—	—	(11,750)
Payments on termination	(4,478)	(3,695)	(37,284)
Loans	2,142	787	455
Policy maintenance charge	(2,334)	(4,321)	(52,969)
Transfers among the sub-accounts and with the Fixed Account - net	(177)	(75)	(11,539)
Increase (decrease) in net assets from policy transactions	(1,992)	(44)	(36,816)
INCREASE (DECREASE) IN NET ASSETS	8,161	14,216	266,830
NET ASSETS AT BEGINNING OF PERIOD	53,247	94,603	1,005,345
NET ASSETS AT END OF PERIOD	$61,408	$108,819	$1,272,175
Accumulation Units outstanding at beginning of period	963	3,125	18,380
Units issued	41	186	862
Units redeemed	(74)	(182)	(1,304)
Accumulation Units outstanding at end of period	930	3,129	17,938

	2020
	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Disciplined	Emerging	Equity-Income
	Small Cap Portfolio	Markets Portfolio	PortfolioSM
	Initial Class	Initial Class	Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$31	$245	$16,341
Net realized gains (losses)	(4)	3,678	38,897
Change in unrealized gains (losses)	1,358	5,936	12,183
Increase (decrease) in net assets from operations	1,385	9,859	67,421
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	4,377	15,609	61,280
Benefits	—	—	(4,886)
Payments on termination	(235)	(4,686)	(26,080)
Loans	—	(5)	7,096
Policy maintenance charge	(1,599)	(5,168)	(38,733)
Transfers among the sub-accounts and with the Fixed Account - net	414	1,483	26,551
Increase (decrease) in net assets from policy transactions	2,957	7,233	25,228
INCREASE (DECREASE) IN NET ASSETS	4,342	17,092	92,649
NET ASSETS AT BEGINNING OF PERIOD	2,171	25,226	933,191
NET ASSETS AT END OF PERIOD	$6,513	$42,318	$1,025,840
Accumulation Units outstanding at beginning of period	181	1,673	24,763
Units issued	312	946	1,911
Units redeemed	(34)	(333)	(1,145)
Accumulation Units outstanding at end of period	459	2,286	25,529

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2020
	Fidelity® VIP	Fidelity® VIP
	Government Money	Growth	Fidelity® VIP
	Market Portfolio	& Income Portfolio	Growth Portfolio
	Initial Class	Initial Class	Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,633	$1,069	$962
Net realized gains (losses)	—	5,316	166,627
Change in unrealized gains (losses)	—	(1,254)	344,286
Increase (decrease) in net assets from operations	1,633	5,131	511,875
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	78,492	15,960	80,864
Benefits	—	—	(10,726)
Payments on termination	(41,781)	(27,532)	(32,571)
Loans	1,342	(4)	17,075
Policy maintenance charge	(37,435)	(5,875)	(61,376)
Transfers among the sub-accounts and with the Fixed Account - net	122,336	255	(31,851)
Increase (decrease) in net assets from policy transactions	122,954	(17,196)	(38,585)
INCREASE (DECREASE) IN NET ASSETS	124,587	(12,065)	473,290
NET ASSETS AT BEGINNING OF PERIOD	506,147	72,533	1,170,089
NET ASSETS AT END OF PERIOD	$630,734	$60,468	$1,643,379
Accumulation Units outstanding at beginning of period	35,377	2,921	26,304
Units issued	12,380	490	1,450
Units redeemed	(3,979)	(1,153)	(1,871)
Accumulation Units outstanding at end of period	43,778	2,258	25,883

	2020
	Fidelity® VIP
	High	Fidelity® VIP	Fidelity® VIP
	Income Portfolio	Index 500 Portfolio	Index 500 Portfolio
	Initial Class	Initial Class	Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,199	$17,960	$6,037
Net realized gains (losses)	(116)	38,050	22,751
Change in unrealized gains (losses)	(301)	125,414	34,818
Increase (decrease) in net assets from operations	782	181,424	63,606
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	5,489	117,194	77,690
Benefits	—	(9,154)	—
Payments on termination	(1,747)	(23,218)	(16,676)
Loans	—	8,497	(10,865)
Policy maintenance charge	(3,029)	(54,593)	(35,599)
Transfers among the sub-accounts and with the Fixed Account - net	29	12,526	(15,933)
Increase (decrease) in net assets from policy transactions	742	51,252	(1,383)
INCREASE (DECREASE) IN NET ASSETS	1,524	232,676	62,223
NET ASSETS AT BEGINNING OF PERIOD	23,778	1,005,702	361,003
NET ASSETS AT END OF PERIOD	$25,302	$1,238,378	$423,226
Accumulation Units outstanding at beginning of period	1,171	25,364	12,505
Units issued	161	6,062	1,635
Units redeemed	(120)	(3,005)	(1,729)
Accumulation Units outstanding at end of period	1,212	28,421	12,411

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2020
	Fidelity® VIP	Fidelity® VIP
	Investment Grade	Mid	Fidelity® VIP
	Bond Portfolio	Cap Portfolio	Overseas Portfolio
	Initial Class	Initial Class	Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$7,985	$314	$1,420
Net realized gains (losses)	2,499	(3,788)	6,594
Change in unrealized gains (losses)	21,733	8,398	41,959
Increase (decrease) in net assets from operations	32,217	4,924	49,973
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	48,023	12,628	30,697
Benefits	—	—	—
Payments on termination	(22,200)	(8,309)	(14,014)
Loans	(444)	(9,109)	(980)
Policy maintenance charge	(23,749)	(7,994)	(15,075)
Transfers among the sub-accounts and with the Fixed Account - net	(1,829)	1,213	(3,996)
Increase (decrease) in net assets from policy transactions	(199)	(11,571)	(3,368)
INCREASE (DECREASE) IN NET ASSETS	32,018	(6,647)	46,605
NET ASSETS AT BEGINNING OF PERIOD	343,447	61,699	324,146
NET ASSETS AT END OF PERIOD	$375,465	$55,052	$370,751
Accumulation Units outstanding at beginning of period	17,566	2,710	11,774
Units issued	1,759	486	1,015
Units redeemed	(1,538)	(1,085)	(945)
Accumulation Units outstanding at end of period	17,787	2,111	11,844

	2020
	Fidelity® VIP		Fidelity® VIP
	Real	Fidelity® VIP	Value
	Estate Portfolio	Value Portfolio	Strategies Portfolio
	Initial Class	Initial Class	Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$798	$7	$101
Net realized gains (losses)	2,013	4	400
Change in unrealized gains (losses)	(3,924)	87	333
Increase (decrease) in net assets from operations	(1,113)	98	834
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	14,894	1,055	1,510
Benefits	—	—	—
Payments on termination	(10,893)	(237)	(1,717)
Loans	221	—	—
Policy maintenance charge	(4,039)	(495)	(821)
Transfers among the sub-accounts and with the Fixed Account - net	2,558	74	27
Increase (decrease) in net assets from policy transactions	2,741	397	(1,001)
INCREASE (DECREASE) IN NET ASSETS	1,628	495	(167)
NET ASSETS AT BEGINNING OF PERIOD	40,847	233	9,551
NET ASSETS AT END OF PERIOD	$42,475	$728	$9,384
Accumulation Units outstanding at beginning of period	1,993	19	406
Units issued	1,072	76	52
Units redeemed	(586)	(40)	(90)
Accumulation Units outstanding at end of period	2,479	55	368

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2020
			Franklin Templeton
	Franklin Templeton	Franklin Templeton	Mutual Global
	Global Bond	Income	Discovery
	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,400	$1,302	$91
Net realized gains (losses)	(217)	(68)	(52)
Change in unrealized gains (losses)	(3,665)	(799)	(212)
Increase (decrease) in net assets from operations	(1,482)	435	(173)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	3,879	2,901	1,162
Benefits	—	—	—
Payments on termination	(327)	(109)	(498)
Loans	246	492	—
Policy maintenance charge	(2,694)	(1,737)	(781)
Transfers among the sub-accounts and with the Fixed Account - net	832	981	272
Increase (decrease) in net assets from policy transactions	1,936	2,528	155
INCREASE (DECREASE) IN NET ASSETS	454	2,963	(18)
NET ASSETS AT BEGINNING OF PERIOD	29,305	22,569	4,221
NET ASSETS AT END OF PERIOD	$29,759	$25,532	$4,203
Accumulation Units outstanding at beginning of period	1,684	1,159	207
Units issued	185	197	60
Units redeemed	(67)	(57)	(52)
Accumulation Units outstanding at end of period	1,802	1,299	215

	2020
	Franklin Templeton	Franklin Templeton	Franklin Templeton
	Mutual	Small	Small-Mid
	Shares	Cap Value	Cap Growth
	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$95	$820	$—
Net realized gains (losses)	93	2,201	3,181
Change in unrealized gains (losses)	(264)	1,447	10,298
Increase (decrease) in net assets from operations	(76)	4,468	13,479
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,207	6,670	3,509
Benefits	—	—	—
Payments on termination	—	(1,236)	(94)
Loans	—	—	—
Policy maintenance charge	(829)	(3,861)	(2,610)
Transfers among the sub-accounts and with the Fixed Account - net	85	3,453	(163)
Increase (decrease) in net assets from policy transactions	463	5,026	642
INCREASE (DECREASE) IN NET ASSETS	387	9,494	14,121
NET ASSETS AT BEGINNING OF PERIOD	3,147	54,575	23,990
NET ASSETS AT END OF PERIOD	$3,534	$64,069	$38,111
Accumulation Units outstanding at beginning of period	159	2,126	871
Units issued	42	338	63
Units redeemed	(13)	(96)	(44)
Accumulation Units outstanding at end of period	188	2,368	890

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2020
	Franklin Templeton	Franklin Templeton	Guggenheim
	Strategic	U.S. Government	VT U.S.
	Income	Securities	Long Short
	VIP Fund Class 1	VIP Fund Class 1	Equity Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$703	$630	$249
Net realized gains (losses)	(110)	(151)	48
Change in unrealized gains (losses)	(17)	207	1,262
Increase (decrease) in net assets from operations	576	686	1,559
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,694	874	2,347
Benefits	—	—	—
Payments on termination	(49)	(1,068)	(152)
Loans	246	—	—
Policy maintenance charge	(794)	(902)	(1,332)
Transfers among the sub-accounts and with the Fixed Account - net	16	315	14
Increase (decrease) in net assets from policy transactions	1,113	(781)	877
INCREASE (DECREASE) IN NET ASSETS	1,689	(95)	2,436
NET ASSETS AT BEGINNING OF PERIOD	13,705	16,980	29,722
NET ASSETS AT END OF PERIOD	$15,394	$16,885	$32,158
Accumulation Units outstanding at beginning of period	789	1,228	1,188
Units issued	108	96	61
Units redeemed	(43)	(151)	(24)
Accumulation Units outstanding at end of period	854	1,173	1,225

	2020
	Invesco	Invesco	Invesco
	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.
	Conservat. Balanced	Disc. Mid Cap Gwth.	Disc. Mid Cap Gwth.
	Fund Series I	Fund Series I*	Fund Series II*
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$493	$76	$—
Net realized gains (losses)	843	21,097	5,931
Change in unrealized gains (losses)	1,939	75,473	—
Increase (decrease) in net assets from operations	3,275	96,646	5,931
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	6,715	14,647	519
Benefits	—	—	—
Payments on termination	(129)	(507)	(8,524)
Loans	—	(3,951)	106
Policy maintenance charge	(3,530)	(9,677)	(279)
Transfers among the sub-accounts and with the Fixed Account - net	(187)	56,879	2,247
Increase (decrease) in net assets from policy transactions	2,869	57,391	(5,931)
INCREASE (DECREASE) IN NET ASSETS	6,144	154,037	—
NET ASSETS AT BEGINNING OF PERIOD	19,998	180,652	—
NET ASSETS AT END OF PERIOD	$26,142	$334,689	$—
Accumulation Units outstanding at beginning of period	1,395	5,193	—
Units issued	293	2,080	6,865
Units redeemed	(100)	(414)	(6,865)
Accumulation Units outstanding at end of period	1,588	6,859	—

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2020
	Invesco	Invesco	Invesco
	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.
	Global Fund	Global Fund	Global Strategic
	Series I	Series II	Inc. Fund Series I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$132	$1,878	$389
Net realized gains (losses)	1,277	20,204	(77)
Change in unrealized gains (losses)	3,731	84,656	(42)
Increase (decrease) in net assets from operations	5,140	106,738	270
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	3,389	30,124	2,821
Benefits	—	(4,291)	—
Payments on termination	(855)	(15,300)	(1,337)
Loans	—	(1,586)	—
Policy maintenance charge	(2,496)	(20,586)	(1,479)
Transfers among the sub-accounts and with the Fixed Account - net	(972)	(258)	131
Increase (decrease) in net assets from policy transactions	(934)	(11,897)	136
INCREASE (DECREASE) IN NET ASSETS	4,206	94,841	406
NET ASSETS AT BEGINNING OF PERIOD	18,080	419,678	6,812
NET ASSETS AT END OF PERIOD	$22,286	$514,519	$7,218
Accumulation Units outstanding at beginning of period	759	11,363	435
Units issued	86	753	174
Units redeemed	(112)	(1,176)	(163)
Accumulation Units outstanding at end of period	733	10,940	446

	2020
	Invesco	Invesco	Invesco
	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.
	Intl. Growth	Main Street	Main Street Small
	Fund Series I	Fund® Series I	Cap Fund® Series I
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$1,136	$150	$4,690
Net realized gains (losses)	3,651	854	12,585
Change in unrealized gains (losses)	20,483	325	142,260
Increase (decrease) in net assets from operations	25,270	1,329	159,535
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	10,799	1,549	54,418
Benefits	—	—	—
Payments on termination	(5,827)	(280)	(40,867)
Loans	2,701	—	15,388
Policy maintenance charge	(7,005)	(1,145)	(31,292)
Transfers among the sub-accounts and with the Fixed Account - net	(2,615)	45	6,633
Increase (decrease) in net assets from policy transactions	(1,947)	169	4,280
INCREASE (DECREASE) IN NET ASSETS	23,323	1,498	163,815
NET ASSETS AT BEGINNING OF PERIOD	119,649	9,949	758,505
NET ASSETS AT END OF PERIOD	$142,972	$11,447	$922,320
Accumulation Units outstanding at beginning of period	3,874	750	12,926
Units issued	297	103	1,098
Units redeemed	(470)	(96)	(1,285)
Accumulation Units outstanding at end of period	3,701	757	12,739

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2020
	Invesco
	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.
	Total Return Bond	American	American
	Fund Series I	Franchise	Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$294	$251	$44
Net realized gains (losses)	18	39,031	(278)
Change in unrealized gains (losses)	488	89,149	319
Increase (decrease) in net assets from operations	800	128,431	85
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	2,270	17,148	2,984
Benefits	—	(99)	—
Payments on termination	(125)	(21,290)	(92)
Loans	—	17,503	(1,008)
Policy maintenance charge	(1,092)	(15,795)	(1,494)
Transfers among the sub-accounts and with the Fixed Account - net	(446)	(4,621)	57
Increase (decrease) in net assets from policy transactions	607	(7,154)	447
INCREASE (DECREASE) IN NET ASSETS	1,407	121,277	532
NET ASSETS AT BEGINNING OF PERIOD	8,559	306,800	5,338
NET ASSETS AT END OF PERIOD	$9,966	$428,077	$5,870
Accumulation Units outstanding at beginning of period	761	11,489	243
Units issued	118	972	152
Units redeemed	(72)	(1,200)	(106)
Accumulation Units outstanding at end of period	807	11,261	289

	2020
		Invesco V.I.
		Diversified	Invesco V.I.
	Invesco V.I.	Dividend Fund	Government
	Core Equity	Series I	Securities
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$369	$9	$1,319
Net realized gains (losses)	6,343	7	133
Change in unrealized gains (losses)	(3,029)	28	1,728
Increase (decrease) in net assets from operations	3,683	44	3,180
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	2,004	455	7,006
Benefits	(3,845)	—	—
Payments on termination	(7)	—	(3,853)
Loans	—	—	(1,134)
Policy maintenance charge	(947)	(177)	(4,428)
Transfers among the sub-accounts and with the Fixed Account - net	(113)	18	3,934
Increase (decrease) in net assets from policy transactions	(2,908)	296	1,525
INCREASE (DECREASE) IN NET ASSETS	775	340	4,705
NET ASSETS AT BEGINNING OF PERIOD	26,217	62	49,129
NET ASSETS AT END OF PERIOD	$26,992	$402	$53,834
Accumulation Units outstanding at beginning of period	1,035	5	4,006
Units issued	58	28	787
Units redeemed	(157)	—	(663)
Accumulation Units outstanding at end of period	936	33	4,130

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2020
	Invesco V.I.		Invesco V.I.
	Growth and		International
	Income Fund	Invesco V.I.	Growth
	Series I	High Yield	Fund Series I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$6,489	$2,385	$53
Net realized gains (losses)	2,182	(38)	49
Change in unrealized gains (losses)	3,645	(643)	378
Increase (decrease) in net assets from operations	12,316	1,704	480
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	20,555	7,516	2,564
Benefits	(112)	—	—
Payments on termination	(7,467)	—	(10)
Loans	13,757	—	—
Policy maintenance charge	(11,806)	(2,802)	(904)
Transfers among the sub-accounts and with the Fixed Account - net	7,114	2,869	252
Increase (decrease) in net assets from policy transactions	22,041	7,583	1,902
INCREASE (DECREASE) IN NET ASSETS	34,357	9,287	2,382
NET ASSETS AT BEGINNING OF PERIOD	296,452	36,027	571
NET ASSETS AT END OF PERIOD	$330,809	$45,314	$2,953
Accumulation Units outstanding at beginning of period	6,835	2,374	49
Units issued	931	709	174
Units redeemed	(279)	(44)	(1)
Accumulation Units outstanding at end of period	7,487	3,039	222

	2020
		Invesco V.I.	Invesco V.I.
	Invesco V.I.	Mid Cap	Mid Cap
	Mid Cap	Growth Fund	Growth Fund
	Core Equity	Series I*	Series II*
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$731	$—	$—
Net realized gains (losses)	18,146	(5)	7,404
Change in unrealized gains (losses)	(10,018)	1	(12,826)
Increase (decrease) in net assets from operations	8,859	(4)	(5,422)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	7,201	117	1,920
Benefits	(2,242)	—	—
Payments on termination	(2,551)	—	(5,704)
Loans	365	—	47
Policy maintenance charge	(4,482)	(38)	(1,007)
Transfers among the sub-accounts and with the Fixed Account - net	(4,219)	(154)	(68,512)
Increase (decrease) in net assets from policy transactions	(5,928)	(75)	(73,256)
INCREASE (DECREASE) IN NET ASSETS	2,931	(79)	(78,678)
NET ASSETS AT BEGINNING OF PERIOD	110,630	79	78,678
NET ASSETS AT END OF PERIOD	$113,561	$—	$—
Accumulation Units outstanding at beginning of period	3,740	6	2,069
Units issued	262	5	37
Units redeemed	(488)	(11)	(2,106)
Accumulation Units outstanding at end of period	3,514	—	—

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2020
		Janus Henderson
	Invesco V.I.	Balanced	Janus Henderson
	Value	Portfolio	Balanced Portfolio
	Opportunity	Institutional Shares	Service Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$284	$410	$7,031
Net realized gains (losses)	2,210	2,719	9,557
Change in unrealized gains (losses)	3,622	(120)	47,225
Increase (decrease) in net assets from operations	6,116	3,009	63,813
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	5,660	6,854	37,791
Benefits	(110)	—	—
Payments on termination	—	(10,440)	(4,402)
Loans	867	—	—
Policy maintenance charge	(4,057)	(4,697)	(22,919)
Transfers among the sub-accounts and with the Fixed Account - net	3,666	63	(1,460)
Increase (decrease) in net assets from policy transactions	6,026	(8,220)	9,010
INCREASE (DECREASE) IN NET ASSETS	12,142	(5,211)	72,823
NET ASSETS AT BEGINNING OF PERIOD	75,354	25,669	449,125
NET ASSETS AT END OF PERIOD	$87,496	$20,458	$521,948
Accumulation Units outstanding at beginning of period	3,466	990	10,506
Units issued	492	238	401
Units redeemed	(130)	(510)	(200)
Accumulation Units outstanding at end of period	3,828	718	10,707

	2020
	Janus Henderson	Janus Henderson	Janus Henderson
	Enterprise	Flexible	Forty
	Portfolio	Bond Portfolio	Portfolio
	Institutional Shares	Institutional Shares	Institutional Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$22	$625	$359
Net realized gains (losses)	7,570	(37)	14,658
Change in unrealized gains (losses)	1,917	1,484	31,324
Increase (decrease) in net assets from operations	9,509	2,072	46,341
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	15,410	3,838	8,510
Benefits	—	—	—
Payments on termination	(31,337)	(290)	(9,630)
Loans	—	—	3,136
Policy maintenance charge	(4,411)	(2,491)	(6,242)
Transfers among the sub-accounts and with the Fixed Account - net	3,469	1,297	(4,403)
Increase (decrease) in net assets from policy transactions	(16,869)	2,354	(8,629)
INCREASE (DECREASE) IN NET ASSETS	(7,360)	4,426	37,712
NET ASSETS AT BEGINNING OF PERIOD	57,604	20,021	119,628
NET ASSETS AT END OF PERIOD	$50,244	$24,447	$157,340
Accumulation Units outstanding at beginning of period	1,644	1,150	2,141
Units issued	479	307	279
Units redeemed	(922)	(89)	(334)
Accumulation Units outstanding at end of period	1,201	1,368	2,086

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2020
	Janus Henderson	Janus Henderson	Janus Henderson
	Global Research	Glob.Tech. and	Mid Cap Value
	Portfolio	Innovation Portfolio	Portfolio
	Service Shares	Institutional Shares*	Institutional Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$308	$—	$134
Net realized gains (losses)	8,635	8,528	(2,411)
Change in unrealized gains (losses)	1,565	8,005	738
Increase (decrease) in net assets from operations	10,508	16,533	(1,539)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	3,386	17,856	9,190
Benefits	—	—	—
Payments on termination	(12,613)	(17,169)	(177)
Loans	—	—	(8,088)
Policy maintenance charge	(1,661)	(5,757)	(2,209)
Transfers among the sub-accounts and with the Fixed Account - net	(26)	461	1,370
Increase (decrease) in net assets from policy transactions	(10,914)	(4,609)	86
INCREASE (DECREASE) IN NET ASSETS	(406)	11,924	(1,453)
NET ASSETS AT BEGINNING OF PERIOD	59,625	42,439	16,323
NET ASSETS AT END OF PERIOD	$59,219	$54,363	$14,870
Accumulation Units outstanding at beginning of period	1,670	1,012	783
Units issued	71	508	758
Units redeemed	(356)	(420)	(511)
Accumulation Units outstanding at end of period	1,385	1,100	1,030

	2020
	Janus Henderson	Janus Henderson	Janus Henderson
	Mid Cap Value	Overseas	Overseas
	Portfolio	Portfolio	Portfolio
	Service Shares	Institutional Shares	Service Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,578	$368	$1,010
Net realized gains (losses)	2,317	1,680	(4,973)
Change in unrealized gains (losses)	(3,538)	3,046	15,673
Increase (decrease) in net assets from operations	357	5,094	11,710
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	11,832	10,741	7,933
Benefits	—	—	—
Payments on termination	(3,209)	(22,813)	(15,176)
Loans	1,479	—	(329)
Policy maintenance charge	(5,819)	(2,392)	(3,414)
Transfers among the sub-accounts and with the Fixed Account - net	6,876	132	1,012
Increase (decrease) in net assets from policy transactions	11,159	(14,332)	(9,974)
INCREASE (DECREASE) IN NET ASSETS	11,516	(9,238)	1,736
NET ASSETS AT BEGINNING OF PERIOD	158,004	45,474	94,661
NET ASSETS AT END OF PERIOD	$169,520	$36,236	$96,397
Accumulation Units outstanding at beginning of period	4,313	4,583	9,759
Units issued	519	965	926
Units redeemed	(148)	(2,408)	(2,120)
Accumulation Units outstanding at end of period	4,684	3,140	8,565

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2020
	Janus Henderson	Lazard Retirement	Legg Mason
	Research	Emerging	ClearBridge Variable
	Portfolio	Markets	Large Cap Value
	Institutional Shares	Equity Portfolio	Portfolio Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1	$526	$2,370
Net realized gains (losses)	72	(1,434)	18,224
Change in unrealized gains (losses)	8	(1,366)	(10,550)
Increase (decrease) in net assets from operations	81	(2,274)	10,044
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	144	2,313	13,497
Benefits	—	—	—
Payments on termination	(297)	(498)	—
Loans	—	128	885
Policy maintenance charge	(200)	(770)	(8,830)
Transfers among the sub-accounts and with the Fixed Account - net	(20)	(6,988)	2,645
Increase (decrease) in net assets from policy transactions	(373)	(5,815)	8,197
INCREASE (DECREASE) IN NET ASSETS	(292)	(8,089)	18,241
NET ASSETS AT BEGINNING OF PERIOD	427	31,861	169,789
NET ASSETS AT END OF PERIOD	$135	$23,772	$188,030
Accumulation Units outstanding at beginning of period	29	517	5,001
Units issued	23	60	326
Units redeemed	(45)	(187)	(65)
Accumulation Units outstanding at end of period	7	390	5,262

	2020
	Legg Mason Western
	Assets Variable	MFS® High	MFS® Investors
	Global High Yield	Yield Portfolio	Trust
	Bond Portfolio Class I	Initial Class	Series Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$4,726	$3,386	$169
Net realized gains (losses)	(731)	(322)	1,217
Change in unrealized gains (losses)	4,085	186	2,378
Increase (decrease) in net assets from operations	8,080	3,250	3,764
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	8,460	5,556	1,512
Benefits	—	(112)	—
Payments on termination	(2,462)	(3,554)	—
Loans	(623)	352	(770)
Policy maintenance charge	(5,988)	(3,515)	(995)
Transfers among the sub-accounts and with the Fixed Account - net	3,494	863	85
Increase (decrease) in net assets from policy transactions	2,881	(410)	(168)
INCREASE (DECREASE) IN NET ASSETS	10,961	2,840	3,596
NET ASSETS AT BEGINNING OF PERIOD	113,450	61,211	26,185
NET ASSETS AT END OF PERIOD	$124,411	$64,051	$29,781
Accumulation Units outstanding at beginning of period	4,401	4,423	672
Units issued	273	349	34
Units redeemed	(176)	(368)	(35)
Accumulation Units outstanding at end of period	4,498	4,404	671
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2020
	MFS® Mass.
	Investors Growth	MFS® New	MFS® Total
	Stock Portfolio	Discovery	Return
	Initial Class	Series Initial Class	Series Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$419	$—	$2,938
Net realized gains (losses)	9,957	28,182	3,873
Change in unrealized gains (losses)	9,623	86,671	6,028
Increase (decrease) in net assets from operations	19,999	114,853	12,839
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	3,950	15,225	10,937
Benefits	—	—	—
Payments on termination	(2,901)	(1,326)	(1,287)
Loans	354	194	97
Policy maintenance charge	(3,327)	(10,246)	(6,257)
Transfers among the sub-accounts and with the Fixed Account - net	(195)	(2,062)	1,994
Increase (decrease) in net assets from policy transactions	(2,119)	1,785	5,484
INCREASE (DECREASE) IN NET ASSETS	17,880	116,638	18,323
NET ASSETS AT BEGINNING OF PERIOD	90,949	247,271	127,341
NET ASSETS AT END OF PERIOD	$108,829	$363,909	$145,664
Accumulation Units outstanding at beginning of period	4,799	3,097	3,303
Units issued	129	115	240
Units redeemed	(241)	(88)	(103)
Accumulation Units outstanding at end of period	4,687	3,124	3,440

	2020
			Morgan Stanley
			VIF Emerging
	MFS® Utilities	MFS® Value	Markets Equity
	Series Initial Class	Series Initial Class	Portfolio Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,050	$928	$319
Net realized gains (losses)	4,051	4,110	416
Change in unrealized gains (losses)	(424)	(4,869)	3,250
Increase (decrease) in net assets from operations	5,677	169	3,985
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	5,645	5,577	2,798
Benefits	—	—	—
Payments on termination	(6,815)	(3,630)	—
Loans	436	(569)	—
Policy maintenance charge	(4,197)	(2,849)	(1,078)
Transfers among the sub-accounts and with the Fixed Account - net	698	(10,012)	1,138
Increase (decrease) in net assets from policy transactions	(4,233)	(11,483)	2,858
INCREASE (DECREASE) IN NET ASSETS	1,444	(11,314)	6,843
NET ASSETS AT BEGINNING OF PERIOD	85,324	77,630	22,171
NET ASSETS AT END OF PERIOD	$86,768	$66,316	$29,014
Accumulation Units outstanding at beginning of period	1,112	1,973	2,020
Units issued	81	100	327
Units redeemed	(125)	(444)	(37)
Accumulation Units outstanding at end of period	1,068	1,629	2,310

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2020
	Morgan Stanley	Morgan Stanley	Morningstar
	VIF	VIF U.S.	Aggressive Growth
	Growth	Real Estate	ETF Asset Allocation
	Portfolio Class I	Portfolio Class I	Portfolio Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$—	$3,341	$8,899
Net realized gains (losses)	37,410	3,000	6,743
Change in unrealized gains (losses)	95,475	(31,258)	32,430
Increase (decrease) in net assets from operations	132,885	(24,917)	48,072
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	14,272	11,453	124,204
Benefits	—	—	—
Payments on termination	(27,808)	(12,441)	(15,362)
Loans	(7,038)	(5)	4,284
Policy maintenance charge	(8,052)	(4,480)	(65,516)
Transfers among the sub-accounts and with the Fixed Account - net	(5,212)	4,715	9,120
Increase (decrease) in net assets from policy transactions	(33,838)	(758)	56,730
INCREASE (DECREASE) IN NET ASSETS	99,047	(25,675)	104,802
NET ASSETS AT BEGINNING OF PERIOD	126,470	144,392	391,038
NET ASSETS AT END OF PERIOD	$225,517	$118,717	$495,840
Accumulation Units outstanding at beginning of period	2,144	2,708	20,950
Units issued	176	301	5,723
Units redeemed	(594)	(331)	(1,806)
Accumulation Units outstanding at end of period	1,726	2,678	24,867

	2020
	Morningstar	Morningstar	Morningstar
	Balanced ETF	Conservative ETF	Growth ETF
	Asset Allocation	Asset Allocation	Asset Allocation
	Portfolio Class I	Portfolio Class I	Portfolio Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$7,902	$1,350	$18,172
Net realized gains (losses)	3,289	597	23,057
Change in unrealized gains (losses)	21,801	2,600	47,682
Increase (decrease) in net assets from operations	32,992	4,547	88,911
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	108,285	16,913	202,748
Benefits	—	—	—
Payments on termination	(23,898)	(7,750)	(8,567)
Loans	(9,531)	—	(1,817)
Policy maintenance charge	(67,121)	(8,944)	(103,857)
Transfers among the sub-accounts and with the Fixed Account - net	10,986	(1,057)	4,057
Increase (decrease) in net assets from policy transactions	18,721	(838)	92,564
INCREASE (DECREASE) IN NET ASSETS	51,713	3,709	181,475
NET ASSETS AT BEGINNING OF PERIOD	322,243	63,151	717,516
NET ASSETS AT END OF PERIOD	$373,956	$66,860	$898,991
Accumulation Units outstanding at beginning of period	18,565	4,258	40,620
Units issued	4,050	591	8,206
Units redeemed	(2,389)	(628)	(1,788)
Accumulation Units outstanding at end of period	20,226	4,221	47,038

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2020
	Morningstar Income	PIMCO VIT	PIMCO VIT Real
	and Growth ETF	Int. Bond	Return
	Asset Allocation	U.S. Dollar-Hedged	Portfolio
	Portfolio Class I	Admin. Shares	Admin. Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$3,967	$3,146	$2,135
Net realized gains (losses)	1,228	128	250
Change in unrealized gains (losses)	8,360	(347)	14,155
Increase (decrease) in net assets from operations	13,555	2,927	16,540
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	54,630	6,160	11,552
Benefits	—	—	—
Payments on termination	(7,471)	(10)	(3,282)
Loans	—	(624)	(452)
Policy maintenance charge	(24,270)	(3,205)	(6,761)
Transfers among the sub-accounts and with the Fixed Account - net	(3,891)	467	2,181
Increase (decrease) in net assets from policy transactions	18,998	2,788	3,238
INCREASE (DECREASE) IN NET ASSETS	32,553	5,715	19,778
NET ASSETS AT BEGINNING OF PERIOD	137,616	50,788	139,372
NET ASSETS AT END OF PERIOD	$170,169	$56,503	$159,150
Accumulation Units outstanding at beginning of period	8,574	2,042	7,425
Units issued	1,932	178	611
Units redeemed	(736)	(68)	(447)
Accumulation Units outstanding at end of period	9,770	2,152	7,589

	2020
	PIMCO VIT		Putnam
	Total Return	Putnam	VT International
	Portfolio	VT High Yield	Value Fund
	Admin. Shares	Fund Class IA	Class IA
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$6,083	$4,734	$802
Net realized gains (losses)	4,240	(469)	343
Change in unrealized gains (losses)	13,169	529	(438)
Increase (decrease) in net assets from operations	23,492	4,794	707
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	21,221	6,438	2,862
Benefits	(7,716)	(4,050)	—
Payments on termination	(7,970)	(2,398)	(295)
Loans	1,825	2,097	—
Policy maintenance charge	(13,283)	(3,698)	(1,293)
Transfers among the sub-accounts and with the Fixed Account - net	5,034	(670)	(4,356)
Increase (decrease) in net assets from policy transactions	(889)	(2,281)	(3,082)
INCREASE (DECREASE) IN NET ASSETS	22,603	2,513	(2,375)
NET ASSETS AT BEGINNING OF PERIOD	271,687	85,386	33,551
NET ASSETS AT END OF PERIOD	$294,290	$87,899	$31,176
Accumulation Units outstanding at beginning of period	11,435	2,438	1,103
Units issued	908	215	148
Units redeemed	(942)	(274)	(267)
Accumulation Units outstanding at end of period	11,401	2,379	984

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2020
			VanEck VIP
	T. Rowe Price	T. Rowe Price	Emerging
	Blue Chip Growth	Equity Income	Markets
	Portfolio I	Portfolio I	Fund Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$—	$10,545	$2,705
Net realized gains (losses)	33,824	8,627	6,032
Change in unrealized gains (losses)	57,634	(12,871)	15,193
Increase (decrease) in net assets from operations	91,458	6,301	23,930
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	14,369	31,328	11,529
Benefits	(4,388)	—	(54)
Payments on termination	(12,711)	(26,737)	(6,975)
Loans	(287)	(909)	(1,345)
Policy maintenance charge	(12,897)	(18,547)	(6,137)
Transfers among the sub-accounts and with the Fixed Account - net	(14,329)	16,572	676
Increase (decrease) in net assets from policy transactions	(30,243)	1,707	(2,306)
INCREASE (DECREASE) IN NET ASSETS	61,215	8,008	21,624
NET ASSETS AT BEGINNING OF PERIOD	284,364	517,012	136,013
NET ASSETS AT END OF PERIOD	$345,579	$525,020	$157,637
Accumulation Units outstanding at beginning of period	5,605	11,383	3,167
Units issued	112	977	188
Units redeemed	(644)	(936)	(225)
Accumulation Units outstanding at end of period	5,073	11,424	3,130

2020
VanEck VIP
Global
Hard Assets
Fund Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$491
Net realized gains (losses)	(1,472)
Change in unrealized gains (losses)	15,699
Increase (decrease) in net assets from operations	14,718
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	9,408
Benefits	—
Payments on termination	(809)
Loans	2,841
Policy maintenance charge	(3,724)
Transfers among the sub-accounts and with the Fixed Account - net	2,107
Increase (decrease) in net assets from policy transactions	9,823
INCREASE (DECREASE) IN NET ASSETS	24,541
NET ASSETS AT BEGINNING OF PERIOD	49,749
NET ASSETS AT END OF PERIOD	$74,290
Accumulation Units outstanding at beginning of period	2,246
Units issued	858
Units redeemed	(288)
Accumulation Units outstanding at end of period	2,816
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2019
	AB VPS	AB VPS	AB VPS
	Growth	International	International
	and Income	Growth	Value
	Class A	Class A	Class A
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$245	$150	$200
Net realized gains (losses)	2,161	870	(21)
Change in unrealized gains (losses)	1,631	5,224	2,954
Increase (decrease) in net assets from operations	4,037	6,244	3,133
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	4,756	4,027	1,543
Benefits	—	—	—
Payments on termination	—	—	18
Loans	—	—	—
Policy maintenance charge	(2,866)	(2,808)	(940)
Transfers among the sub-accounts and with the Fixed Account - net	(45)	228	2,319
Increase (decrease) in net assets from policy transactions	1,845	1,447	2,940
INCREASE (DECREASE) IN NET ASSETS	5,882	7,691	6,073
NET ASSETS AT BEGINNING OF PERIOD	16,169	21,936	16,624
NET ASSETS AT END OF PERIOD	$22,051	$29,627	$22,697
Accumulation Units outstanding at beginning of period	782	2,378	2,326
Units issued	95	264	460
Units redeemed	(16)	(124)	(75)
Accumulation Units outstanding at end of period	861	2,518	2,711

	2019
	AB VPS	AB VPS
	Small Cap	Small/Mid Cap	Alger
	Growth	Value	Balanced
	Class A	Class A	Class I-2
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$—	$17	$177
Net realized gains (losses)	5,580	274	366
Change in unrealized gains (losses)	6,502	209	1,211
Increase (decrease) in net assets from operations	12,082	500	1,754
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	6,500	1,760	5,506
Benefits	—	—	—
Payments on termination	(1,795)	—	—
Loans	211	—	—
Policy maintenance charge	(3,754)	(795)	(3,282)
Transfers among the sub-accounts and with the Fixed Account - net	(387)	(743)	638
Increase (decrease) in net assets from policy transactions	775	222	2,862
INCREASE (DECREASE) IN NET ASSETS	12,857	722	4,616
NET ASSETS AT BEGINNING OF PERIOD	33,397	2,443	7,933
NET ASSETS AT END OF PERIOD	$46,254	$3,165	$12,549
Accumulation Units outstanding at beginning of period	1,176	115	475
Units issued	119	55	314
Units redeemed	(100)	(45)	(97)
Accumulation Units outstanding at end of period	1,195	125	692
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2019
	Alger	Alger	Alger
	Capital	Large Cap	MidCap
	Appreciation	Growth	Growth
	Class I-2	Class I-2	Class I-2
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$—	$—	$—
Net realized gains (losses)	50,862	14,550	66,783
Change in unrealized gains (losses)	31,760	56,859	35,662
Increase (decrease) in net assets from operations	82,622	71,409	102,445
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	30,642	19,698	33,295
Benefits	—	—	—
Payments on termination	(61,520)	(28,545)	(59,128)
Loans	(5,885)	(2,058)	(1,035)
Policy maintenance charge	(20,899)	(15,115)	(20,544)
Transfers among the sub-accounts and with the Fixed Account - net	(1,477)	(9,058)	(1,619)
Increase (decrease) in net assets from policy transactions	(59,139)	(35,078)	(49,031)
INCREASE (DECREASE) IN NET ASSETS	23,483	36,331	53,414
NET ASSETS AT BEGINNING OF PERIOD	268,523	272,033	345,663
NET ASSETS AT END OF PERIOD	$292,006	$308,364	$399,077
Accumulation Units outstanding at beginning of period	5,448	8,703	8,919
Units issued	564	364	454
Units redeemed	(1,248)	(1,320)	(1,363)
Accumulation Units outstanding at end of period	4,764	7,747	8,010

	2019
	Alger	DWS	DWS
	Small Cap	Equity 500	Global Income
	Growth Portfolio	Index VIP	Builder VIP
	Class I-2	Class A	Class A II
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$—	$4,087	$2,848
Net realized gains (losses)	127	23,975	724
Change in unrealized gains (losses)	(81)	24,832	10,195
Increase (decrease) in net assets from operations	46	52,894	13,767
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	2,376	9,186	6,191
Benefits	—	—	—
Payments on termination	—	(58,949)	(19,624)
Loans	—	(220)	—
Policy maintenance charge	(507)	(6,755)	(5,239)
Transfers among the sub-accounts and with the Fixed Account - net	609	262	(66)
Increase (decrease) in net assets from policy transactions	2,478	(56,476)	(18,738)
INCREASE (DECREASE) IN NET ASSETS	2,524	(3,582)	(4,971)
NET ASSETS AT BEGINNING OF PERIOD	40	192,418	76,300
NET ASSETS AT END OF PERIOD	$2,564	$188,836	$71,329
Accumulation Units outstanding at beginning of period	4	4,792	4,051
Units issued	175	120	126
Units redeemed	(6)	(1,327)	(1,025)
Accumulation Units outstanding at end of period	173	3,585	3,152
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2019
	DWS	Fidelity® VIP	Fidelity® VIP
	Small Cap	Asset	ContrafundSM
	Index VIP	Manager Portfolio	Portfolio
	Class A	Initial Class	Initial Class
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$544	$1,614	$4,314
Net realized gains (losses)	6,281	3,400	130,308
Change in unrealized gains (losses)	4,923	9,606	119,879
Increase (decrease) in net assets from operations	11,748	14,620	254,501
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	3,223	7,730	81,067
Benefits	—	—	(4,373)
Payments on termination	(10,874)	(5,245)	(106,196)
Loans	—	706	(2,480)
Policy maintenance charge	(2,555)	(4,381)	(49,329)
Transfers among the sub-accounts and with the Fixed Account - net	308	(2)	(2,648)
Increase (decrease) in net assets from policy transactions	(9,898)	(1,192)	(83,959)
INCREASE (DECREASE) IN NET ASSETS	1,850	13,428	170,542
NET ASSETS AT BEGINNING OF PERIOD	51,397	81,175	834,803
NET ASSETS AT END OF PERIOD	$53,247	$94,603	$1,005,345
Accumulation Units outstanding at beginning of period	1,165	3,170	19,837
Units issued	38	192	1,149
Units redeemed	(240)	(237)	(2,606)
Accumulation Units outstanding at end of period	963	3,125	18,380

	2019
	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Disciplined	Emerging	Equity-Income
	Small Cap Portfolio	Markets Portfolio	PortfolioSM
	Initial Class	Initial Class	Initial Class
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$15	$357	$17,466
Net realized gains (losses)	2	266	60,114
Change in unrealized gains (losses)	118	4,217	131,499
Increase (decrease) in net assets from operations	135	4,840	209,079
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	2,131	10,105	64,463
Benefits	—	—	(4,007)
Payments on termination	—	(967)	(83,589)
Loans	—	(4)	792
Policy maintenance charge	(757)	(4,368)	(40,665)
Transfers among the sub-accounts and with the Fixed Account - net	647	784	(6,372)
Increase (decrease) in net assets from policy transactions	2,021	5,550	(69,378)
INCREASE (DECREASE) IN NET ASSETS	2,156	10,390	139,701
NET ASSETS AT BEGINNING OF PERIOD	15	14,836	793,490
NET ASSETS AT END OF PERIOD	$2,171	$25,226	$933,191
Accumulation Units outstanding at beginning of period	2	1,222	26,731
Units issued	180	564	973
Units redeemed	(1)	(113)	(2,941)
Accumulation Units outstanding at end of period	181	1,673	24,763
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2019
	Fidelity® VIP	Fidelity® VIP
	Government Money	Growth	Fidelity® VIP
	Market Portfolio	& Income Portfolio	Growth Portfolio
	Initial Class	Initial Class	Initial Class
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$9,978	$2,127	$2,861
Net realized gains (losses)	—	4,922	122,359
Change in unrealized gains (losses)	—	8,088	192,553
Increase (decrease) in net assets from operations	9,978	15,137	317,773
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	71,086	13,108	82,347
Benefits	—	—	—
Payments on termination	(34,473)	(2,221)	(143,534)
Loans	(3,877)	11,433	506
Policy maintenance charge	(36,490)	(6,525)	(58,709)
Transfers among the sub-accounts and with the Fixed Account - net	(3,576)	70	(3,812)
Increase (decrease) in net assets from policy transactions	(7,330)	15,865	(123,202)
INCREASE (DECREASE) IN NET ASSETS	2,648	31,002	194,571
NET ASSETS AT BEGINNING OF PERIOD	503,499	41,531	975,518
NET ASSETS AT END OF PERIOD	$506,147	$72,533	$1,170,089
Accumulation Units outstanding at beginning of period	35,759	2,175	29,255
Units issued	3,364	962	988
Units redeemed	(3,746)	(216)	(3,939)
Accumulation Units outstanding at end of period	35,377	2,921	26,304

	2019
	Fidelity® VIP
	High	Fidelity® VIP	Fidelity® VIP
	Income Portfolio	Index 500 Portfolio	Index 500 Portfolio
	Initial Class	Initial Class	Service Class
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$1,165	$17,649	$5,968
Net realized gains (losses)	(54)	59,329	6,886
Change in unrealized gains (losses)	1,858	155,431	67,662
Increase (decrease) in net assets from operations	2,969	232,409	80,516
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	5,831	78,048	76,379
Benefits	—	—	—
Payments on termination	(555)	(34,107)	(1,473)
Loans	—	(3,475)	(930)
Policy maintenance charge	(3,533)	(45,818)	(36,581)
Transfers among the sub-accounts and with the Fixed Account - net	30	43,631	(831)
Increase (decrease) in net assets from policy transactions	1,773	38,279	36,564
INCREASE (DECREASE) IN NET ASSETS	4,742	270,688	117,080
NET ASSETS AT BEGINNING OF PERIOD	19,036	735,014	243,923
NET ASSETS AT END OF PERIOD	$23,778	$1,005,702	$361,003
Accumulation Units outstanding at beginning of period	1,079	22,108	11,086
Units issued	184	7,552	1,644
Units redeemed	(92)	(4,296)	(225)
Accumulation Units outstanding at end of period	1,171	25,364	12,505
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2019
	Fidelity® VIP	Fidelity® VIP
	Investment Grade	Mid	Fidelity® VIP
	Bond Portfolio	Cap Portfolio	Overseas Portfolio
	Initial Class	Initial Class	Initial Class
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$9,216	$500	$5,236
Net realized gains (losses)	215	5,326	14,326
Change in unrealized gains (losses)	21,262	5,346	51,397
Increase (decrease) in net assets from operations	30,693	11,172	70,959
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	42,683	12,804	31,162
Benefits	(3,121)	—	(3,422)
Payments on termination	(28,715)	(1,080)	(11,502)
Loans	(6,879)	(1,596)	(2,754)
Policy maintenance charge	(23,855)	(8,845)	(14,795)
Transfers among the sub-accounts and with the Fixed Account - net	169	3,048	1,293
Increase (decrease) in net assets from policy transactions	(19,718)	4,331	(18)
INCREASE (DECREASE) IN NET ASSETS	10,975	15,503	70,941
NET ASSETS AT BEGINNING OF PERIOD	332,472	46,196	253,205
NET ASSETS AT END OF PERIOD	$343,447	$61,699	$324,146
Accumulation Units outstanding at beginning of period	18,524	2,377	11,716
Units issued	1,468	580	922
Units redeemed	(2,426)	(247)	(864)
Accumulation Units outstanding at end of period	17,566	2,710	11,774

	2019
	Fidelity® VIP		Fidelity® VIP
	Real	Fidelity® VIP	Value
	Estate Portfolio	Value Portfolio	Strategies Portfolio
	Initial Class	Initial Class	Initial Class
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$665	$3	$141
Net realized gains (losses)	1,098	3	727
Change in unrealized gains (losses)	4,667	18	1,552
Increase (decrease) in net assets from operations	6,430	24	2,420
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	8,382	377	2,140
Benefits	—	—	—
Payments on termination	(3,036)	—	(442)
Loans	5,945	—	—
Policy maintenance charge	(3,150)	(221)	(1,324)
Transfers among the sub-accounts and with the Fixed Account - net	(376)	47	(11)
Increase (decrease) in net assets from policy transactions	7,765	203	363
INCREASE (DECREASE) IN NET ASSETS	14,195	227	2,783
NET ASSETS AT BEGINNING OF PERIOD	26,652	6	6,768
NET ASSETS AT END OF PERIOD	$40,847	$233	$9,551
Accumulation Units outstanding at beginning of period	1,532	1	387
Units issued	754	30	59
Units redeemed	(293)	(12)	(40)
Accumulation Units outstanding at end of period	1,993	19	406
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2019
			Franklin Templeton
	Franklin Templeton	Franklin Templeton	Mutual Global
	Global Bond	Income	Discovery
	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$2,016	$1,087	$69
Net realized gains (losses)	(248)	365	227
Change in unrealized gains (losses)	(1,138)	1,631	562
Increase (decrease) in net assets from operations	630	3,083	858
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	4,468	2,967	1,284
Benefits	—	—	—
Payments on termination	(1,253)	(1,186)	(1,150)
Loans	242	492	(4)
Policy maintenance charge	(3,017)	(1,966)	(950)
Transfers among the sub-accounts and with the Fixed Account - net	349	11	6
Increase (decrease) in net assets from policy transactions	789	318	(814)
INCREASE (DECREASE) IN NET ASSETS	1,419	3,401	44
NET ASSETS AT BEGINNING OF PERIOD	27,886	19,168	4,177
NET ASSETS AT END OF PERIOD	$29,305	$22,569	$4,221
Accumulation Units outstanding at beginning of period	1,639	1,146	254
Units issued	192	149	59
Units redeemed	(147)	(136)	(106)
Accumulation Units outstanding at end of period	1,684	1,159	207

	2019
	Franklin Templeton	Franklin Templeton	Franklin Templeton
	Mutual	Small	Small-Mid
	Shares	Cap Value	Cap Growth
	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$59	$614	$—
Net realized gains (losses)	300	7,281	2,455
Change in unrealized gains (losses)	229	3,422	3,424
Increase (decrease) in net assets from operations	588	11,317	5,879
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,207	7,135	3,503
Benefits	—	—	—
Payments on termination	(386)	(1,647)	(1,648)
Loans	—	—	—
Policy maintenance charge	(905)	(4,705)	(2,543)
Transfers among the sub-accounts and with the Fixed Account - net	8	1,335	(56)
Increase (decrease) in net assets from policy transactions	(76)	2,118	(744)
INCREASE (DECREASE) IN NET ASSETS	512	13,435	5,135
NET ASSETS AT BEGINNING OF PERIOD	2,635	41,140	18,855
NET ASSETS AT END OF PERIOD	$3,147	$54,575	$23,990
Accumulation Units outstanding at beginning of period	164	2,031	902
Units issued	32	205	84
Units redeemed	(37)	(110)	(115)
Accumulation Units outstanding at end of period	159	2,126	871
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2019
	Franklin Templeton	Franklin Templeton	Guggenheim
	Strategic	U.S. Government	VT U.S.
	Income	Securities	Long Short
	VIP Fund Class 1	VIP Fund Class 1	Equity Fund
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$654	$509	$165
Net realized gains (losses)	(126)	(60)	47
Change in unrealized gains (losses)	443	427	1,324
Increase (decrease) in net assets from operations	971	876	1,536
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	2,257	925	2,190
Benefits	—	—	—
Payments on termination	(476)	—	(528)
Loans	246	—	—
Policy maintenance charge	(870)	(969)	(1,404)
Transfers among the sub-accounts and with the Fixed Account - net	(70)	229	124
Increase (decrease) in net assets from policy transactions	1,087	185	382
INCREASE (DECREASE) IN NET ASSETS	2,058	1,061	1,918
NET ASSETS AT BEGINNING OF PERIOD	11,647	15,919	27,804
NET ASSETS AT END OF PERIOD	$13,705	$16,980	$29,722
Accumulation Units outstanding at beginning of period	727	1,214	1,173
Units issued	146	60	56
Units redeemed	(84)	(46)	(41)
Accumulation Units outstanding at end of period	789	1,228	1,188

	2019
	Invesco	Invesco	Invesco
	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.
	Conservat. Balanced	Disc. Mid Cap Gwth.	Global Fund
	Fund Series I	Fund Series I	Series I
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$419	$—	$146
Net realized gains (losses)	668	22,182	2,775
Change in unrealized gains (losses)	1,807	28,690	1,675
Increase (decrease) in net assets from operations	2,894	50,872	4,596
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	6,925	12,212	3,078
Benefits	—	—	—
Payments on termination	(1,660)	(4,026)	(1,648)
Loans	—	(13)	—
Policy maintenance charge	(3,964)	(7,481)	(2,558)
Transfers among the sub-accounts and with the Fixed Account - net	7	(1,391)	(341)
Increase (decrease) in net assets from policy transactions	1,308	(699)	(1,469)
INCREASE (DECREASE) IN NET ASSETS	4,202	50,173	3,127
NET ASSETS AT BEGINNING OF PERIOD	15,796	130,479	14,953
NET ASSETS AT END OF PERIOD	$19,998	$180,652	$18,080
Accumulation Units outstanding at beginning of period	1,295	5,227	827
Units issued	312	167	67
Units redeemed	(212)	(201)	(135)
Accumulation Units outstanding at end of period	1,395	5,193	759
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2019
	Invesco	Invesco	Invesco
	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.
	Global Fund	Global Strategic	Intl. Growth
	Series II	Inc. Fund Series I	Fund Series I
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$2,515	$258	$1,180
Net realized gains (losses)	70,670	(77)	7,744
Change in unrealized gains (losses)	34,792	478	18,547
Increase (decrease) in net assets from operations	107,977	659	27,471
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	35,836	2,135	12,037
Benefits	—	—	—
Payments on termination	(57,788)	(257)	(11,356)
Loans	(2,574)	—	773
Policy maintenance charge	(20,699)	(1,580)	(7,625)
Transfers among the sub-accounts and with the Fixed Account - net	(4,126)	44	1,052
Increase (decrease) in net assets from policy transactions	(49,351)	342	(5,119)
INCREASE (DECREASE) IN NET ASSETS	58,626	1,001	22,352
NET ASSETS AT BEGINNING OF PERIOD	361,052	5,811	97,297
NET ASSETS AT END OF PERIOD	$419,678	$6,812	$119,649
Accumulation Units outstanding at beginning of period	12,850	411	3,977
Units issued	554	122	320
Units redeemed	(2,041)	(98)	(423)
Accumulation Units outstanding at end of period	11,363	435	3,874

	2019
	Invesco	Invesco	Invesco
	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.
	Main Street	Main Street Small	Total Return Bond
	Fund® Series I	Cap Fund® Series I	Fund Series I
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$96	$1,383	$292
Net realized gains (losses)	1,290	69,205	(2)
Change in unrealized gains (losses)	1,115	90,419	471
Increase (decrease) in net assets from operations	2,501	161,007	761
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,283	53,259	2,383
Benefits	—	—	—
Payments on termination	(1,209)	(51,854)	(1,352)
Loans	—	12,990	—
Policy maintenance charge	(1,352)	(33,554)	(1,268)
Transfers among the sub-accounts and with the Fixed Account - net	(54)	4,274	21
Increase (decrease) in net assets from policy transactions	(1,332)	(14,885)	(216)
INCREASE (DECREASE) IN NET ASSETS	1,169	146,122	545
NET ASSETS AT BEGINNING OF PERIOD	8,780	612,383	8,014
NET ASSETS AT END OF PERIOD	$9,949	$758,505	$8,559
Accumulation Units outstanding at beginning of period	875	12,875	781
Units issued	62	1,180	143
Units redeemed	(187)	(1,129)	(163)
Accumulation Units outstanding at end of period	750	12,926	761
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2019

	Invesco V.I.	Invesco V.I.
	American	American	Invesco V.I.
	Franchise	Value	Core Equity
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$—	$34	$227
Net realized gains (losses)	47,751	296	3,109
Change in unrealized gains (losses)	36,500	708	2,512
Increase (decrease) in net assets from operations	84,251	1,038	5,848
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	17,220	1,793	2,410
Benefits	—	—	—
Payments on termination	(19,016)	(419)	(733)
Loans	773	(18)	(486)
Policy maintenance charge	(14,309)	(1,281)	(948)
Transfers among the sub-accounts and with the Fixed Account - net	(53)	123	(177)
Increase (decrease) in net assets from policy transactions	(15,385)	198	66
INCREASE (DECREASE) IN NET ASSETS	68,866	1,236	5,914
NET ASSETS AT BEGINNING OF PERIOD	237,934	4,102	20,303
NET ASSETS AT END OF PERIOD	$306,800	$5,338	$26,217
Accumulation Units outstanding at beginning of period	12,185	224	1,034
Units issued	422	69	95
Units redeemed	(1,118)	(50)	(94)
Accumulation Units outstanding at end of period	11,489	243	1,035

	2020
	Invesco V.I.		Invesco V.I.
	Diversified	Invesco V.I.	Growth and
	Dividend Fund	Government	Income Fund
	Series I	Securities	Series I
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$—	$1,177	$5,067
Net realized gains (losses)	—	(117)	30,763
Change in unrealized gains (losses)	1	1,617	25,934
Increase (decrease) in net assets from operations	1	2,677	61,764
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	25	6,684	21,671
Benefits	—	—	—
Payments on termination	—	(1,997)	(20,932)
Loans	—	(110)	310
Policy maintenance charge	(10)	(4,047)	(13,600)
Transfers among the sub-accounts and with the Fixed Account - net	46	2,131	(1,214)
Increase (decrease) in net assets from policy transactions	61	2,661	(13,765)
INCREASE (DECREASE) IN NET ASSETS	62	5,338	47,999
NET ASSETS AT BEGINNING OF PERIOD	—	43,791	248,453
NET ASSETS AT END OF PERIOD	$62	$49,129	$296,452
Accumulation Units outstanding at beginning of period	—	3,787	7,113
Units issued	5	496	353
Units redeemed	—	(277)	(631)
Accumulation Units outstanding at end of period	5	4,006	6,835
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2019
		Invesco V.I.
		International	Invesco V.I.
	Invesco V.I.	Growth	Mid Cap
	High Yield	Fund Series I	Core Equity
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$1,974	$6	$534
Net realized gains (losses)	5	29	10,738
Change in unrealized gains (losses)	2,098	27	12,401
Increase (decrease) in net assets from operations	4,077	62	23,673
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	3,673	795	8,566
Benefits	—	—	—
Payments on termination	—	—	(11,658)
Loans	—	—	(430)
Policy maintenance charge	(2,107)	(401)	(4,620)
Transfers among the sub-accounts and with the Fixed Account - net	677	47	(2,575)
Increase (decrease) in net assets from policy transactions	2,243	441	(10,717)
INCREASE (DECREASE) IN NET ASSETS	6,320	503	12,956
NET ASSETS AT BEGINNING OF PERIOD	29,707	68	97,674
NET ASSETS AT END OF PERIOD	$36,027	$571	$110,630
Accumulation Units outstanding at beginning of period	2,184	7	4,137
Units issued	232	47	229
Units redeemed	(42)	(5)	(626)
Accumulation Units outstanding at end of period	2,374	49	3,740

	2019
	Invesco V.I.	Invesco V.I.
	Mid Cap	Mid Cap	Invesco V.I.
	Growth Fund	Growth Fund	Value
	Series I	Series II	Opportunity
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$—	$—	$179
Net realized gains (losses)	3	12,891	13,704
Change in unrealized gains (losses)	(1)	7,561	4,476
Increase (decrease) in net assets from operations	2	20,452	18,359
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	59	5,767	6,314
Benefits	—	—	—
Payments on termination	—	(829)	(2,253)
Loans	—	195	(2,195)
Policy maintenance charge	(23)	(3,042)	(4,428)
Transfers among the sub-accounts and with the Fixed Account - net	41	(4,068)	(961)
Increase (decrease) in net assets from policy transactions	77	(1,977)	(3,523)
INCREASE (DECREASE) IN NET ASSETS	79	18,475	14,836
NET ASSETS AT BEGINNING OF PERIOD	—	60,203	60,518
NET ASSETS AT END OF PERIOD	$79	$78,678	$75,354
Accumulation Units outstanding at beginning of period	—	2,121	3,635
Units issued	6	114	396
Units redeemed	—	(166)	(565)
Accumulation Units outstanding at end of period	6	2,069	3,466
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2019
	Janus Henderson		Janus Henderson
	Balanced	Janus Henderson	Enterprise
	Portfolio	Balanced Portfolio	Portfolio
	Institutional Shares	Service Shares	Institutional Shares
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$466	$6,761	$93
Net realized gains (losses)	1,745	18,778	2,671
Change in unrealized gains (losses)	2,617	57,200	9,211
Increase (decrease) in net assets from operations	4,828	82,739	11,975
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	7,722	35,600	13,132
Benefits	—	—	—
Payments on termination	(1,003)	(28,973)	(446)
Loans	(2,971)	(512)	11,419
Policy maintenance charge	(5,189)	(22,471)	(4,873)
Transfers among the sub-accounts and with the Fixed Account - net	136	(2,384)	(20)
Increase (decrease) in net assets from policy transactions	(1,305)	(18,740)	19,212
INCREASE (DECREASE) IN NET ASSETS	3,523	63,999	31,187
NET ASSETS AT BEGINNING OF PERIOD	22,146	385,126	26,417
NET ASSETS AT END OF PERIOD	$25,669	$449,125	$57,604
Accumulation Units outstanding at beginning of period	1,031	11,015	1,021
Units issued	204	395	723
Units redeemed	(245)	(904)	(100)
Accumulation Units outstanding at end of period	990	10,506	1,644

	2019
	Janus Henderson	Janus Henderson	Janus Henderson
	Flexible	Forty	Global Research
	Bond Portfolio	Portfolio	Portfolio
	Institutional Shares	Institutional Shares	Service Shares
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$639	$179	$467
Net realized gains (losses)	(76)	13,547	3,600
Change in unrealized gains (losses)	1,158	23,798	9,094
Increase (decrease) in net assets from operations	1,721	37,524	13,161
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	2,351	10,025	3,600
Benefits	—	—	—
Payments on termination	(257)	(24,667)	(38)
Loans	—	195	—
Policy maintenance charge	(2,150)	(6,243)	(1,625)
Transfers among the sub-accounts and with the Fixed Account - net	189	(3,411)	(705)
Increase (decrease) in net assets from policy transactions	133	(24,101)	1,232
INCREASE (DECREASE) IN NET ASSETS	1,854	13,423	14,393
NET ASSETS AT BEGINNING OF PERIOD	18,167	106,205	45,232
NET ASSETS AT END OF PERIOD	$20,021	$119,628	$59,625
Accumulation Units outstanding at beginning of period	1,127	2,599	1,631
Units issued	99	139	62
Units redeemed	(76)	(597)	(23)
Accumulation Units outstanding at end of period	1,150	2,141	1,670
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2019
	Janus Henderson	Janus Henderson	Janus Henderson
	Glob.Tech. and	Mid Cap Value	Mid Cap Value
	Innovation Portfolio	Portfolio	Portfolio
	Institutional Shares*	Institutional Shares	Service Shares
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$—	$155	$1,513
Net realized gains (losses)	3,163	888	11,624
Change in unrealized gains (losses)	7,970	2,130	24,939
Increase (decrease) in net assets from operations	11,133	3,173	38,076
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	10,966	4,351	12,752
Benefits	—	—	—
Payments on termination	(1,007)	—	(11,112)
Loans	5,705	(4)	1,027
Policy maintenance charge	(4,558)	(1,377)	(6,224)
Transfers among the sub-accounts and with the Fixed Account - net	357	589	(5,511)
Increase (decrease) in net assets from policy transactions	11,463	3,559	(9,068)
INCREASE (DECREASE) IN NET ASSETS	22,596	6,732	29,008
NET ASSETS AT BEGINNING OF PERIOD	19,843	9,591	128,996
NET ASSETS AT END OF PERIOD	$42,439	$16,323	$158,004
Accumulation Units outstanding at beginning of period	598	519	4,580
Units issued	493	294	282
Units redeemed	(79)	(30)	(549)
Accumulation Units outstanding at end of period	1,012	783	4,313

	2019
	Janus Henderson	Janus Henderson	Janus Henderson
	Overseas	Overseas	Research
	Portfolio	Portfolio	Portfolio
	Institutional Shares	Service Shares	Institutional Shares
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$719	$1,585	$—
Net realized gains (losses)	—	(3,538)	3
Change in unrealized gains (losses)	8,573	22,635	15
Increase (decrease) in net assets from operations	9,292	20,682	18
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	7,229	8,594	545
Benefits	—	—	—
Payments on termination	—	(7,049)	—
Loans	6,454	(264)	—
Policy maintenance charge	(2,558)	(3,924)	(209)
Transfers among the sub-accounts and with the Fixed Account - net	422	(2,481)	73
Increase (decrease) in net assets from policy transactions	11,547	(5,124)	409
INCREASE (DECREASE) IN NET ASSETS	20,839	15,558	427
NET ASSETS AT BEGINNING OF PERIOD	24,635	79,103	—
NET ASSETS AT END OF PERIOD	$45,474	$94,661	$427
Accumulation Units outstanding at beginning of period	3,153	10,334	—
Units issued	2,194	995	47
Units redeemed	(764)	(1,570)	(18)
Accumulation Units outstanding at end of period	4,583	9,759	29
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2019
	Lazard Retirement	Legg Mason	Legg Mason Western
	Emerging	ClearBridge Variable	Assets Variable
	Markets	Large Cap Value	Global High Yield
	Equity Portfolio	Portfolio Class I	Bond Portfolio Class I
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$256	$2,768	$5,883
Net realized gains (losses)	39	10,872	(938)
Change in unrealized gains (losses)	4,446	26,898	10,380
Increase (decrease) in net assets from operations	4,741	40,538	15,325
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	3,114	13,362	10,274
Benefits	—	—	—
Payments on termination	—	(26,293)	(5,358)
Loans	(40)	384	(3,110)
Policy maintenance charge	(945)	(9,214)	(6,272)
Transfers among the sub-accounts and with the Fixed Account - net	222	(133)	(5,205)
Increase (decrease) in net assets from policy transactions	2,351	(21,894)	(9,671)
INCREASE (DECREASE) IN NET ASSETS	7,092	18,644	5,654
NET ASSETS AT BEGINNING OF PERIOD	24,769	151,145	107,796
NET ASSETS AT END OF PERIOD	$31,861	$169,789	$113,450
Accumulation Units outstanding at beginning of period	475	5,738	4,783
Units issued	57	226	333
Units redeemed	(15)	(963)	(715)
Accumulation Units outstanding at end of period	517	5,001	4,401

	2019
			MFS® Mass.
	MFS® High	MFS® Investors	Investors Growth
	Yield Portfolio	Trust	Stock Portfolio
	Initial Class	Series Initial Class	Initial Class
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$3,373	$164	$472
Net realized gains (losses)	(211)	1,593	6,792
Change in unrealized gains (losses)	4,803	4,502	18,764
Increase (decrease) in net assets from operations	7,965	6,259	26,028
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	5,719	1,403	4,169
Benefits	—	—	—
Payments on termination	(1,196)	(123)	(281)
Loans	(1,396)	—	(138)
Policy maintenance charge	(3,583)	(974)	(3,345)
Transfers among the sub-accounts and with the Fixed Account - net	147	(33)	(745)
Increase (decrease) in net assets from policy transactions	(309)	273	(340)
INCREASE (DECREASE) IN NET ASSETS	7,656	6,532	25,688
NET ASSETS AT BEGINNING OF PERIOD	53,555	19,653	65,261
NET ASSETS AT END OF PERIOD	$61,211	$26,185	$90,949
Accumulation Units outstanding at beginning of period	4,443	664	4,820
Units issued	224	28	150
Units redeemed	(244)	(20)	(171)
Accumulation Units outstanding at end of period	4,423	672	4,799
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2019

	MFS® New	MFS® Total
	Discovery	Return	MFS® Utilities
	Series Initial Class	Series Initial Class	Series Initial Class
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$—	$2,804	$3,186
Net realized gains (losses)	47,402	4,013	854
Change in unrealized gains (losses)	28,530	14,680	13,056
Increase (decrease) in net assets from operations	75,932	21,497	17,096
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	16,581	10,952	5,814
Benefits	—	—	—
Payments on termination	(22,591)	(3,917)	(229)
Loans	(1,952)	(670)	(550)
Policy maintenance charge	(9,656)	(6,533)	(4,280)
Transfers among the sub-accounts and with the Fixed Account - net	(1,082)	812	(1,271)
Increase (decrease) in net assets from policy transactions	(18,700)	644	(516)
INCREASE (DECREASE) IN NET ASSETS	57,232	22,141	16,580
NET ASSETS AT BEGINNING OF PERIOD	190,039	105,200	68,744
NET ASSETS AT END OF PERIOD	$247,271	$127,341	$85,324
Accumulation Units outstanding at beginning of period	3,372	3,284	1,121
Units issued	139	192	40
Units redeemed	(414)	(173)	(49)
Accumulation Units outstanding at end of period	3,097	3,303	1,112

	2019
		Morgan Stanley	Morgan Stanley
		VIF Emerging	VIF
	MFS® Value	Markets Equity	Growth
	Series Initial Class	Portfolio Class I	Portfolio Class I
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$1,496	$221	$—
Net realized gains (losses)	5,843	1,783	13,869
Change in unrealized gains (losses)	11,777	1,811	20,150
Increase (decrease) in net assets from operations	19,116	3,815	34,019
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	7,260	2,940	15,076
Benefits	—	—	—
Payments on termination	(10,559)	—	(19,676)
Loans	(378)	(3,000)	(828)
Policy maintenance charge	(3,298)	(1,208)	(7,383)
Transfers among the sub-accounts and with the Fixed Account - net	(61)	13	(508)
Increase (decrease) in net assets from policy transactions	(7,036)	(1,255)	(13,319)
INCREASE (DECREASE) IN NET ASSETS	12,080	2,560	20,700
NET ASSETS AT BEGINNING OF PERIOD	65,550	19,611	105,770
NET ASSETS AT END OF PERIOD	$77,630	$22,171	$126,470
Accumulation Units outstanding at beginning of period	2,162	2,137	2,288
Units issued	118	198	236
Units redeemed	(307)	(315)	(380)
Accumulation Units outstanding at end of period	1,973	2,020	2,144
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2019
	Morgan Stanley	Morningstar	Morningstar
	VIF U.S.	Aggressive Growth	Balanced ETF
	Real Estate	ETF Asset Allocation	Asset Allocation
	Portfolio Class I	Portfolio Class I	Portfolio Class I
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$2,690	$6,672	$7,139
Net realized gains (losses)	9,070	15,928	627
Change in unrealized gains (losses)	11,799	47,368	42,806
Increase (decrease) in net assets from operations	23,559	69,968	50,572
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	12,277	113,343	104,646
Benefits	—	—	—
Payments on termination	(4,578)	(26,492)	(103,233)
Loans	(2,399)	(10,256)	(2,121)
Policy maintenance charge	(6,006)	(60,627)	(68,760)
Transfers among the sub-accounts and with the Fixed Account - net	(2,561)	3,510	8,529
Increase (decrease) in net assets from policy transactions	(3,267)	19,478	(60,939)
INCREASE (DECREASE) IN NET ASSETS	20,292	89,446	(10,367)
NET ASSETS AT BEGINNING OF PERIOD	124,100	301,592	332,610
NET ASSETS AT END OF PERIOD	$144,392	$391,038	$322,243
Accumulation Units outstanding at beginning of period	2,769	19,479	21,947
Units issued	174	4,189	3,558
Units redeemed	(235)	(2,718)	(6,940)
Accumulation Units outstanding at end of period	2,708	20,950	18,565

	2019
	Morningstar	Morningstar	Morningstar Income
	Conservative ETF	Growth ETF	and Growth ETF
	Asset Allocation	Asset Allocation	Asset Allocation
	Portfolio Class I	Portfolio Class I	Portfolio Class I
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$1,373	$13,584	$3,249
Net realized gains (losses)	529	32,533	1,710
Change in unrealized gains (losses)	3,883	67,275	14,140
Increase (decrease) in net assets from operations	5,785	113,392	19,099
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	19,075	193,052	57,756
Benefits	—	—	—
Payments on termination	(7,600)	(21,352)	(57,670)
Loans	—	(5,730)	—
Policy maintenance charge	(11,313)	(95,681)	(27,019)
Transfers among the sub-accounts and with the Fixed Account - net	(966)	7,421	(1,944)
Increase (decrease) in net assets from policy transactions	(804)	77,710	(28,877)
INCREASE (DECREASE) IN NET ASSETS	4,981	191,102	(9,778)
NET ASSETS AT BEGINNING OF PERIOD	58,170	526,414	147,394
NET ASSETS AT END OF PERIOD	$63,151	$717,516	$137,616
Accumulation Units outstanding at beginning of period	4,304	35,172	10,287
Units issued	679	8,021	2,091
Units redeemed	(725)	(2,573)	(3,804)
Accumulation Units outstanding at end of period	4,258	40,620	8,574
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2019
	PIMCO VIT	PIMCO VIT Real	PIMCO VIT
	Int. Bond	Return	Total Return
	U.S. Dollar-Hedged	Portfolio	Portfolio
	Admin. Shares	Admin. Shares	Admin. Shares
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$879	$2,286	$8,126
Net realized gains (losses)	665	(455)	286
Change in unrealized gains (losses)	1,785	9,087	13,342
Increase (decrease) in net assets from operations	3,329	10,918	21,754
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	6,262	12,722	22,704
Benefits	—	—	—
Payments on termination	(2,907)	(7,624)	(12,151)
Loans	181	(913)	(1,315)
Policy maintenance charge	(3,056)	(6,517)	(13,390)
Transfers among the sub-accounts and with the Fixed Account - net	268	1,010	(3,162)
Increase (decrease) in net assets from policy transactions	748	(1,322)	(7,314)
INCREASE (DECREASE) IN NET ASSETS	4,077	9,596	14,440
NET ASSETS AT BEGINNING OF PERIOD	46,711	129,776	257,247
NET ASSETS AT END OF PERIOD	$50,788	$139,372	$271,687
Accumulation Units outstanding at beginning of period	2,010	7,497	11,733
Units issued	186	524	668
Units redeemed	(154)	(596)	(966)
Accumulation Units outstanding at end of period	2,042	7,425	11,435

	2019
		Putnam
	Putnam	VT International	T. Rowe Price
	VT High Yield	Value Fund	Blue Chip Growth
	Fund Class IA	Class IA	Portfolio I
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$4,698	$837	$—
Net realized gains (losses)	(122)	1,689	45,510
Change in unrealized gains (losses)	6,091	2,969	25,864
Increase (decrease) in net assets from operations	10,667	5,495	71,374
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	6,586	3,246	15,148
Benefits	—	—	—
Payments on termination	(2,132)	(303)	(11,228)
Loans	72	—	(587)
Policy maintenance charge	(3,668)	(1,455)	(12,481)
Transfers among the sub-accounts and with the Fixed Account - net	942	302	(57,283)
Increase (decrease) in net assets from policy transactions	1,800	1,790	(66,431)
INCREASE (DECREASE) IN NET ASSETS	12,467	7,285	4,943
NET ASSETS AT BEGINNING OF PERIOD	72,919	26,266	279,421
NET ASSETS AT END OF PERIOD	$85,386	$33,551	$284,364
Accumulation Units outstanding at beginning of period	2,386	1,041	7,154
Units issued	145	105	149
Units redeemed	(93)	(43)	(1,698)
Accumulation Units outstanding at end of period	2,438	1,103	5,605

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2019
		VanEck VIP	VanEck VIP
	T. Rowe Price	Emerging	Global
	Equity Income	Markets	Hard Assets
	Portfolio I	Fund Initial Class	Fund Initial Class
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$11,139	$599	$—
Net realized gains (losses)	35,812	5,477	(3,019)
Change in unrealized gains (losses)	64,214	27,620	7,838
Increase (decrease) in net assets from operations	111,165	33,696	4,819
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	34,806	11,869	10,235
Benefits	—	—	—
Payments on termination	(36,885)	(7,157)	(240)
Loans	(3,864)	(3,927)	(2,246)
Policy maintenance charge	(20,996)	(6,100)	(3,587)
Transfers among the sub-accounts and with the Fixed Account - net	2,510	(6,217)	1,575
Increase (decrease) in net assets from policy transactions	(24,429)	(11,532)	5,737
INCREASE (DECREASE) IN NET ASSETS	86,736	22,164	10,556
NET ASSETS AT BEGINNING OF PERIOD	430,276	113,849	39,193
NET ASSETS AT END OF PERIOD	$517,012	$136,013	$49,749
Accumulation Units outstanding at beginning of period	11,974	3,462	1,979
Units issued	533	174	671
Units redeemed	(1,124)	(469)	(404)
Accumulation Units outstanding at end of period	11,383	3,167	2,246

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

1.Organization
    Allstate Life of New York Variable Life Separate Account A (the “Account”), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company of New York (“ALNY”). The assets of the Account are legally segregated from those of ALNY. ALNY is wholly owned by Allstate Life Insurance Company ("ALIC"), which is a wholly owned subsidiary of Allstate Insurance Company , which is wholly owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
The assets within the Account are legally segregated from each other into sub-accounts (the “sub-accounts”). ALNY issues four life insurance policies: the Consultant Protector, the Consultant Accumulator, the Total Accumulator, and the Future Vest (collectively the “Policies”), the deposits of which are invested at the direction of the policyholders in the sub-accounts that comprise the Account. All of the policies, except the Future Vest, are closed to new policyholders, but continue to accept deposits from existing policyholders. Absent any policy provisions wherein ALNY contractually guarantees a specified death benefit, variable life policyholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-account names listed below correspond to the underlying mutual fund portfolios (Fund or Funds) in which they invest:

AB VPS Growth and Income Class A
AB VPS International Growth Class A
AB VPS International Value Class A
AB VPS Small Cap Growth Class A
AB VPS Small/Mid Cap Value Class A
Alger Balanced Class I-2
Alger Capital Appreciation Class I-2
Alger Large Cap Growth Class I-2
Alger MidCap Growth Class I-2
Alger Small Cap Growth Portfolio Class I-2
DWS Equity 500 Index VIP Class A
DWS Global Income Builder VIP Class A II
DWS Small Cap Index VIP Class A
Fidelity® VIP Asset Manager Portfolio Initial Class
Fidelity® VIP ContrafundSM Portfolio Initial Class
Fidelity® VIP Disciplined Small Cap Portfolio Initial Class
Fidelity® VIP Emerging Markets Portfolio Initial Class
Fidelity® VIP Equity-Income PortfolioSM Initial Class
Fidelity® VIP Government Money Market Portfolio Initial Class
Fidelity® VIP Growth & Income Portfolio Initial Class
Fidelity® VIP Growth Portfolio Initial Class
Fidelity® VIP High Income Portfolio Initial Class
Fidelity® VIP Index 500 Portfolio Initial Class
Fidelity® VIP Index 500 Portfolio Service Class
Fidelity® VIP Investment Grade Bond Portfolio Initial Class
Fidelity® VIP Mid Cap Portfolio Initial Class
Fidelity® VIP Overseas Portfolio Initial Class
Fidelity® VIP Real Estate Portfolio Initial Class
Fidelity® VIP Value Portfolio Initial Class
Fidelity® VIP Value Strategies Portfolio Initial Class
Franklin Templeton Global Bond VIP Fund Class 1
Franklin Templeton Income VIP Fund Class 1
Franklin Templeton Mutual Global Discovery VIP Fund Class 1
Franklin Templeton Mutual Shares VIP Fund Class 1
Franklin Templeton Small Cap Value VIP Fund Class 1
Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1
Franklin Templeton Strategic Income VIP Fund Class 1

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

Franklin Templeton U.S. Government Securities VIP Fund Class 1
Guggenheim VT U.S. Long Short Equity Fund
Invesco Oppenheimer V.I. Conservat. Balanced Fund Series I
Invesco Oppenheimer V.I. Disc. Mid Cap Gwth. Fund Series I*
Invesco Oppenheimer V.I. Disc. Mid Cap Gwth. Fund Series II*
Invesco Oppenheimer V.I. Global Fund Series I
Invesco Oppenheimer V.I. Global Fund Series II
Invesco Oppenheimer V.I. Global Strategic Inc. Fund Series I
Invesco Oppenheimer V.I. Intl. Growth Fund Series I
Invesco Oppenheimer V.I. Main Street Fund® Series I
Invesco Oppenheimer V.I. Main Street Small Cap Fund® Series I
Invesco Oppenheimer V.I. Total Return Bond Fund Series I
Invesco V.I. American Franchise
Invesco V.I. American Value
Invesco V.I. Core Equity
Invesco V.I. Diversified Dividend Fund Series I
Invesco V.I. Government Securities
Invesco V.I. Growth and Income Fund Series I
Invesco V.I. High Yield
Invesco V.I. International Growth Fund Series I
Invesco V.I. Mid Cap Core Equity
Invesco V.I. Mid Cap Growth Fund Series I*
Invesco V.I. Mid Cap Growth Fund Series II*
Invesco V.I. Value Opportunity
Janus Henderson Balanced Portfolio Institutional Shares
Janus Henderson Balanced Portfolio Service Shares
Janus Henderson Enterprise Portfolio Institutional Shares
Janus Henderson Flexible Bond Portfolio Institutional Shares
Janus Henderson Forty Portfolio Institutional Shares
Janus Henderson Global Research Portfolio Service Shares
Janus Henderson Glob.Tech. and Innovation Portfolio Institutional Shares*
Janus Henderson Mid Cap Value Portfolio Institutional Shares
Janus Henderson Mid Cap Value Portfolio Service Shares
Janus Henderson Overseas Portfolio Institutional Shares
Janus Henderson Overseas Portfolio Service Shares
Janus Henderson Research Portfolio Institutional Shares
Lazard Retirement Emerging Markets Equity Portfolio
Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I
Legg Mason Western Assets Variable Global High Yield Bond Portfolio Class I
MFS® High Yield Portfolio Initial Class
MFS® Investors Trust Series Initial Class
MFS® Mass. Investors Growth Stock Portfolio Initial Class
MFS® New Discovery Series Initial Class
MFS® Total Return Series Initial Class
MFS® Utilities Series Initial Class
MFS® Value Series Initial Class
Morgan Stanley VIF Emerging Markets Equity Portfolio Class I
Morgan Stanley VIF Growth Portfolio Class I
Morgan Stanley VIF U.S. Real Estate Portfolio Class I
Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I
Morningstar Balanced ETF Asset Allocation Portfolio Class I
Morningstar Conservative ETF Asset Allocation Portfolio Class I

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

Morningstar Growth ETF Asset Allocation Portfolio Class I
Morningstar Income and Growth ETF Asset Allocation Portfolio Class I
PIMCO VIT Int. Bond U.S. Dollar-Hedged Admin. Shares
PIMCO VIT Real Return Portfolio Admin. Shares
PIMCO VIT Total Return Portfolio Admin. Shares
Putnam VT High Yield Fund Class IA
Putnam VT International Value Fund Class IA
T. Rowe Price Blue Chip Growth Portfolio I
T. Rowe Price Equity Income Portfolio I
VanEck VIP Emerging Markets Fund Initial Class
VanEck VIP Global Hard Assets Fund Initial Class
*See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2020.
    The net assets are affected by the investment results of each Fund, transactions by policyholders and certain policy expenses (see Note 5). Policyholders’ interests consist of accumulation units of the sub-account. The accompanying financial statements include only policyholders’ purchase payments applicable to the variable portions of their policies and exclude any purchase payments directed by the policyholder to the “Fixed Account” in which the policyholders’ deposits are included in the ALNY general account assets and earn a fixed rate of return.
A policyholder may choose from among a number of different Fund options. The Funds are not available to the general public directly. These Funds are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.
Some of these Funds have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the Funds may be similar to and may in fact be modeled after publicly traded mutual funds, the Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding Funds may differ substantially.
The Novel Coronavirus Pandemic or COVID-19 (“Coronavirus”) resulted in governments worldwide enacting emergency measures to combat the spread of the virus. Ongoing uncertainty related to the future path of the pandemic has and may continue to create market volatility that impacted the valuations, liquidity, prospects and risks of fixed income securities and equity securities, including sub accounts of the Account. Future investment results will depend on developments, including the duration and spread of the outbreak, preventive measures to combat the spread of the virus, and capital market conditions, including the pace of economic recovery and effectiveness of the fiscal and monetary policy responses.
The ongoing impact of the Coronavirus on financial markets and the overall economy remain uncertain. Some of the restrictions implemented to contain the pandemic have been relaxed, but reduced economic activity, limits on large gatherings and events and higher unemployment continue. Additionally, there is no way of predicting with certainty how long the pandemic might last, including the potential for restrictions being restored or new restrictions being implemented that could result in further economic volatility.
Subsequent events - On January 26, 2021, The Allstate Corporation announced it had entered into an agreement to sell ALIC and certain affiliates, to Antelope US Holdings Company, a Delaware corporation and an affiliate of an investment fund associated with The Blackstone Group Inc. On March 29, 2021, The Allstate Corporation announced an agreement to sell ALNY, including the Account, to Wilton Reassurance Company. The sales transactions are expected to close in the second half of 2021, subject to regulatory approvals and other customary closing conditions.
2. Portfolio changes
The following sub-account opened during the year ended December 31, 2020:
•Invesco Oppenheimer VI Disc. Mid Cap Gwth. Fund Series II commenced operation on April, 30, 2020
Below listed are the sub-accounts (“Merged from”) that merged into another sub-account (“Merged to”) on the effective merger date. Accordingly, all of the assets of the Merged from sub-account were transferred in exchange for shares of the Merged to sub-account for units of equal aggregate value and the Merged to sub-account’s assumption of all of the current and future liabilities of the Merged from sub-account effective on the

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

merger date. Accordingly, the cost basis of the respective sub-account’s investments received from the underlying Merged from sub-account were carried forward and invested in the underlying Merged to sub-account for GAAP and tax purposes. The Merged from sub-account ceases operations from the effective merger date.

Date	Merged from:	Merged to:
April 30, 2020	Invesco V.I. Mid Cap Growth Fund Series I	Invesco Oppenheimer V.I. Disc. Mid Cap Gwth. Fund Series I
April 30, 2020	Invesco V.I. Mid Cap Growth Fund Series II	Invesco Oppenheimer V.I. Disc. Mid Cap Gwth. Fund Series II
June 12, 2020	Invesco Oppenheimer V.I. Disc. Mid Cap Gwth. Fund Series II	Invesco Oppenheimer V.I. Disc. Mid Cap Gwth. Fund Series I
The following sub-account name change occurred during the year ended December 31, 2020:

New fund name	Old fund name
Janus Henderson Glob.Tech. and Innovation Portfolio Institutional Shares	Janus Henderson Global Technology Portfolio Institutional Shares

3. Summary of Significant Accounting Policies
    The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of GAAP.
    Investments - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset values of each corresponding Fund, which in turn value their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.
    Dividends - Dividends declared by the Funds are recognized on the ex-dividend date.
Net Realized Gains and Losses - Net realized gains and losses on Fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying Fund. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds’ ex-distribution date.
Federal Income Taxes - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 (“Code”). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of ALNY. ALNY is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No income taxes are allocable to the Account. The Account had no liability for unrecognized tax benefits as of December 31, 2020 and believes that the liability for unrecognized tax benefits balance will not materially change within the next twelve months.
Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations and the accompanying notes. Actual results could differ from those estimates.
4. Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statement of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

Level 1:        Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.
Level 2:      Assets whose values are based on the following
(a) Quoted prices for similar assets in active markets;
(b) Quoted prices for identical or similar assets in markets that are not active; or
(c) Valuation models whose inputs are observable, directly or indirectly, for substantially the     full term of the asset.
Level 3:     Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account’s estimates of the assumptions that market participants would use in valuing the assets.
In determining fair value, the Account uses the market approach, which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Funds’ managers. The Account’s policy is to recognize transfers of securities among the levels at the beginning of the reporting period.
5. Expenses
    Surrender charge - In the event the policy is surrendered, a withdrawal charge may be imposed. The charge is assessed if the policy is surrendered during a specified time, which ranges from the first 9 years to the first 14 years depending upon the policy, and varies based upon several variables, including the policyholder’s age and Account value at the time of surrender. This charge ranges from $3.32 to $49.00 per $1,000 of face amount. These amounts are included in payments on termination on the Statements of Changes in Net Assets.
Monthly Deductions - On each monthly deduction day (the same day in each month as the Issue Date, or the last day of the month if a month does not have that day), ALNY will deduct from the policy value an amount to cover certain charges and expenses incurred in connection with the policy. The monthly deduction is intended to compensate ALNY for expenses incurred in connection with the cost of insurance, mortality and expense risk charges, administrative expense charges, and policy fees. The monthly deductions are recognized as a redemption of units and are included in policy maintenance charge reported in the Statements of Changes in Net Assets. They are as follows:
Cost of Insurance - On all policies, ALNY charges each policyholder monthly for cost of insurance. The cost of insurance is determined based upon several variables, including the policyholder’s age and gender, the policy year, the face amount and the underwriting class.
Mortality and Expense Risk Charge - The mortality and expense risk charge covers insurance benefits available with the policies and certain expenses of the policies. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the policies. ALNY deducts charges daily at a rate ranging from 0.05% to 0.55% per annum of the net policy value and varies based on the policy year.
Administrative Expense Charge - ALNY deducts an administrative expense charge on a monthly basis to cover expenses incurred in evaluating the insured person’s risk, issuing the policy, and sales expenses. The annual amount of this charge ranges from $0.09 to $2.50 per $1,000 of face amount depending upon the policy and the policy year.
Policy Fee - On all policies, ALNY deducts a policy fee on a monthly basis to cover expenses such as salaries, postage and periodic reports. This fee ranges from $10 to $15 per month, depending upon the policy and the policy year.
6.    Purchases of Investments
    The cost of investments purchased during the year ended December 31, 2020 was as follows:

Sub-Account	Purchases
AB VPS Growth and Income Class A	$3,384
AB VPS International Growth Class A	5,074
AB VPS International Value Class A	4,323
AB VPS Small Cap Growth Class A	6,331

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

Sub-Account	Purchases
AB VPS Small/Mid Cap Value Class A	$1,444
Alger Balanced Class I-2	4,806
Alger Capital Appreciation Class I-2	73,886
Alger Large Cap Growth Class I-2	74,294
Alger MidCap Growth Class I-2	96,772
Alger Small Cap Growth Portfolio Class I-2	7,952
DWS Equity 500 Index VIP Class A	22,560
DWS Global Income Builder VIP Class A II	6,576
DWS Small Cap Index VIP Class A	7,561
Fidelity® VIP Asset Manager Portfolio Initial Class	8,430
Fidelity® VIP ContrafundSM Portfolio Initial Class	48,651
Fidelity® VIP Disciplined Small Cap Portfolio Initial Class	3,340
Fidelity® VIP Emerging Markets Portfolio Initial Class	15,379
Fidelity® VIP Equity-Income PortfolioSM Initial Class	117,626
Fidelity® VIP Government Money Market Portfolio Initial Class	178,488
Fidelity® VIP Growth & Income Portfolio Initial Class	14,378
Fidelity® VIP Growth Portfolio Initial Class	181,967
Fidelity® VIP High Income Portfolio Initial Class	4,342
Fidelity® VIP Index 500 Portfolio Initial Class	169,824
Fidelity® VIP Index 500 Portfolio Service Class	53,739
Fidelity® VIP Investment Grade Bond Portfolio Initial Class	39,479
Fidelity® VIP Mid Cap Portfolio Initial Class	8,017
Fidelity® VIP Overseas Portfolio Initial Class	24,057
Fidelity® VIP Real Estate Portfolio Initial Class	16,888
Fidelity® VIP Value Portfolio Initial Class	835
Fidelity® VIP Value Strategies Portfolio Initial Class	1,615
Franklin Templeton Global Bond VIP Fund Class 1	5,460
Franklin Templeton Income VIP Fund Class 1	4,863
Franklin Templeton Mutual Global Discovery VIP Fund Class 1	1,182
Franklin Templeton Mutual Shares VIP Fund Class 1	890
Franklin Templeton Small Cap Value VIP Fund Class 1	10,914
Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1	5,266
Franklin Templeton Strategic Income VIP Fund Class 1	2,547
Franklin Templeton U.S. Government Securities VIP Fund Class 1	2,007
Guggenheim VT U.S. Long Short Equity Fund	1,705
Invesco Oppenheimer V.I. Conservat. Balanced Fund Series I	5,393
Invesco Oppenheimer V.I. Disc. Mid Cap Gwth. Fund Series I*	90,261
Invesco Oppenheimer V.I. Disc. Mid Cap Gwth. Fund Series II*	68,678
Invesco Oppenheimer V.I. Global Fund Series I	2,823
Invesco Oppenheimer V.I. Global Fund Series II	44,884
Invesco Oppenheimer V.I. Global Strategic Inc. Fund Series I	2,972
Invesco Oppenheimer V.I. Intl. Growth Fund Series I	11,953
Invesco Oppenheimer V.I. Main Street Fund® Series I	2,501
Invesco Oppenheimer V.I. Main Street Small Cap Fund® Series I	66,049

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

Sub-Account	Purchases
Invesco Oppenheimer V.I. Total Return Bond Fund Series I	$1,710
Invesco V.I. American Franchise	54,027
Invesco V.I. American Value	2,242
Invesco V.I. Core Equity	8,161
Invesco V.I. Diversified Dividend Fund Series I	313
Invesco V.I. Government Securities	11,349
Invesco V.I. Growth and Income Fund Series I	43,178
Invesco V.I. High Yield	10,596
Invesco V.I. International Growth Fund Series I	2,016
Invesco V.I. Mid Cap Core Equity	28,355
Invesco V.I. Mid Cap Growth Fund Series I*	115
Invesco V.I. Mid Cap Growth Fund Series II*	22,116
Invesco V.I. Value Opportunity	11,886
Janus Henderson Balanced Portfolio Institutional Shares	6,615
Janus Henderson Balanced Portfolio Service Shares	31,564
Janus Henderson Enterprise Portfolio Institutional Shares	18,271
Janus Henderson Flexible Bond Portfolio Institutional Shares	4,440
Janus Henderson Forty Portfolio Institutional Shares	22,715
Janus Henderson Global Research Portfolio Service Shares	6,035
Janus Henderson Glob.Tech. and Innovation Portfolio Institutional Shares*	18,366
Janus Henderson Mid Cap Value Portfolio Institutional Shares	9,195
Janus Henderson Mid Cap Value Portfolio Service Shares	20,340
Janus Henderson Overseas Portfolio Institutional Shares	9,300
Janus Henderson Overseas Portfolio Service Shares	8,828
Janus Henderson Research Portfolio Institutional Shares	401
Lazard Retirement Emerging Markets Equity Portfolio	3,528
Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I	30,843
Legg Mason Western Assets Variable Global High Yield Bond Portfolio Class I	11,759
MFS® High Yield Portfolio Initial Class	8,054
MFS® Investors Trust Series Initial Class	2,199
MFS® Mass. Investors Growth Stock Portfolio Initial Class	11,882
MFS® New Discovery Series Initial Class	35,408
MFS® Total Return Series Initial Class	15,588
MFS® Utilities Series Initial Class	9,609
MFS® Value Series Initial Class	7,049
Morgan Stanley VIF Emerging Markets Equity Portfolio Class I	3,955
Morgan Stanley VIF Growth Portfolio Class I	31,116
Morgan Stanley VIF U.S. Real Estate Portfolio Class I	18,847
Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I	101,666
Morningstar Balanced ETF Asset Allocation Portfolio Class I	71,239
Morningstar Conservative ETF Asset Allocation Portfolio Class I	10,543
Morningstar Growth ETF Asset Allocation Portfolio Class I	159,982
Morningstar Income and Growth ETF Asset Allocation Portfolio Class I	35,434
PIMCO VIT Int. Bond U.S. Dollar-Hedged Admin. Shares	7,659

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

Sub-Account	Purchases
PIMCO VIT Real Return Portfolio Admin. Shares	$14,287
PIMCO VIT Total Return Portfolio Admin. Shares	32,063
Putnam VT High Yield Fund Class IA	12,076
Putnam VT International Value Fund Class IA	5,332
T. Rowe Price Blue Chip Growth Portfolio I	16,994
T. Rowe Price Equity Income Portfolio I	58,123
VanEck VIP Emerging Markets Fund Initial Class	14,129
VanEck VIP Global Hard Assets Fund Initial Class	16,386
*See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2020.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights
    ALNY offers multiple variable life policies through this Account that have unique combinations of features and fees that are assessed to the policyholders. Differences in these fee structures result in various policy expense rates and accumulation unit values which in turn result in various expense and total return ratios.
    In the table below, the accumulation units, the range of lowest to highest accumulation unit values, the net assets, the investment income ratio, and the range of lowest to highest total return is presented for each policy option of the sub-accounts that had outstanding accumulation units during the period.
    Items in the following table are notated as follows:
* Investment Income Ratio - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the Fund, net of management fees assessed by the Fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of accumulation units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the Fund in which the sub-account invests.
Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return the investment income ratio is calculated for the period or from the effective date through the end of the reporting period. The investment income ratio for closed sub-accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the sub-account during the period or the net asset value at the end of the period is zero.
** Total Return - These amounts represent the total return for periods indicated, including changes in the value of the Fund. The products currently sold through the Account do not contain expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

	At December 31,					For the year ended December 31,
	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

AB VPS Growth and Income Class A
2020	700	$26.31	-	$26.31	$18,423	1.62%	2.72	-	2.72%
2019	861	25.61	-	25.61	22,051	1.27	23.91	-	23.91
2018	782	20.67	-	20.67	16,169	1.01	(5.61)	-	(5.61)
2017	765	21.89	-	21.89	16,757	1.43	18.92	-	18.92
2016	681	18.41	-	18.41	12,541	1.16	11.30	-	11.30
AB VPS International Growth Class A
2020	2,307	15.29	-	15.29	35,270	1.41	29.94	-	29.94
2019	2,518	11.77	-	11.77	29,627	0.58	27.53	-	27.53
2018	2,378	9.23	-	9.23	21,936	0.70	(17.41)	-	(17.41)
2017	2,171	11.17	-	11.17	24,255	1.21	35.02	-	35.02
2016	2,082	8.27	-	8.27	17,229	—	(6.87)	-	(6.87)
AB VPS International Value Class A
2020	3,207	8.58	-	8.58	27,506	2.08	2.47	-	2.47
2019	2,711	8.37	-	8.37	22,697	1.02	17.14	-	17.14
2018	2,326	7.15	-	7.15	16,624	1.59	(22.79)	-	(22.79)
2017	2,093	9.26	-	9.26	19,372	2.31	25.42	-	25.42
2016	2,110	7.38	-	7.38	15,574	1.30	(0.50)	-	(0.50)

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

	AB VPS Small Cap Growth Class A
2020	1,059	$59.63	-	$59.63	$63,115	—%	53.98	-	53.98%
2019	1,195	38.72	-	38.72	46,254	—	36.40	-	36.40
2018	1,176	28.39	-	28.39	33,397	—	(0.89)	-	(0.89)
2017	1,146	28.64	-	28.64	32,826	—	34.12	-	34.12
2016	1,067	21.36	-	21.36	22,804	—	6.46	-	6.46
	AB VPS Small/Mid Cap Value Class A
2020	136	26.27	-	26.27	3,586	1.04	3.37	-	3.37
2019	125	25.42	-	25.42	3,165	0.58	20.10	-	20.10
2018	115	21.17	-	21.17	2,443	0.46	(15.03)	-	(15.03)
2017	104	24.91	-	24.91	2,591	0.48	13.15	-	13.15
2016	110	22.01	-	22.01	2,431	0.63	25.09	-	25.09
	Alger Balanced Class I-2
2020	874	13.58	-	22.00	16,455	1.38	10.23	-	10.23
2019	692	12.32	-	19.96	12,549	1.76	14.00	-	19.50
2018	475	16.70	-	16.70	7,933	4.70	(3.32)	-	(3.32)
2017	386	17.28	-	17.28	6,660	3.49	15.44	-	15.44
2016	214	14.97	-	14.97	3,204	2.31	8.51	-	8.51
	Alger Capital Appreciation Class I-2
2020	4,510	20.77	-	115.36	377,836	—	41.75	-	41.75
2019	4,764	14.65	-	81.38	292,006	—	26.40	-	33.58
2018	5,448	26.68	-	60.92	268,523	0.08	(0.10)	-	(0.10)
2017	5,943	26.71	-	60.98	305,653	0.17	31.08	-	31.08
2016	5,689	20.38	-	46.52	229,244	0.19	0.50	-	0.50
	Alger Large Cap Growth Class I-2
2020	7,480	45.12	-	67.78	497,512	0.19	67.03	-	67.03
2019	7,747	27.02	-	40.58	308,364	—	27.43	-	27.43
2018	8,703	21.20	-	31.84	272,033	—	2.21	-	2.21
2017	9,183	20.74	-	31.16	280,802	—	28.46	-	28.46
2016	10,266	16.15	-	24.25	245,390	—	(0.83)	-	(0.83)
	Alger MidCap Growth Class I-2
2020	7,695	22.30	-	88.69	627,170	—	64.63	-	64.63
2019	8,010	13.54	-	53.87	399,077	—	20.12	-	30.26
2018	8,919	16.26	-	41.36	345,663	—	(7.44)	-	(7.44)
2017	9,562	17.57	-	44.69	402,569	—	29.79	-	29.79
2016	10,009	13.54	-	34.43	328,535	—	0.97	-	0.97
	Alger Small Cap Growth Portfolio Class I-2 (Fund launched on August 13, 2018)
2020	540	24.78	-	24.78	13,389	1.50	67.15	-	67.15
2019	173	14.83	-	14.83	2,564	—	29.34	-	29.34
2018	4	11.46	-	11.46	40	—	(11.56)	-	(11.56)

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

	DWS Equity 500 Index VIP Class A
2020	3,543	$62.21	-	$62.21	$220,438	1.65%	18.10	-	18.10%
2019	3,585	52.68	-	52.68	188,836	2.19	31.19	-	31.19
2018	4,792	40.16	-	40.16	192,418	1.66	(4.65)	-	(4.65)
2017	4,968	42.11	-	42.11	209,200	1.71	21.53	-	21.53
2016	4,958	34.65	-	34.65	171,806	1.97	11.61	-	11.61
	DWS Global Income Builder VIP Class A II
2020	3,019	24.50	-	24.50	73,972	3.20	8.28	-	8.28
2019	3,152	22.63	-	22.63	71,329	3.84	20.16	-	20.16
2018	4,051	18.83	-	18.83	76,300	3.79	(7.66)	-	(7.66)
2017	4,229	20.40	-	20.40	86,255	2.95	16.54	-	16.54
2016	4,106	17.50	-	17.50	71,848	3.99	6.81	-	6.81
	DWS Small Cap Index VIP Class A
2020	930	66.05	-	66.05	61,408	1.11	19.43	-	19.43
2019	963	55.31	-	55.31	53,247	1.06	25.22	-	25.22
2018	1,165	44.17	-	44.17	51,397	0.96	(11.23)	-	(11.23)
2017	1,290	49.75	-	49.75	64,216	1.03	14.33	-	14.33
2016	1,625	43.52	-	43.52	70,708	1.02	21.03	-	21.03
	Fidelity® VIP Asset Manager Portfolio Initial Class
2020	3,129	34.78	-	34.78	108,819	1.54	14.87	-	14.87
2019	3,125	30.28	-	30.28	94,603	1.83	18.25	-	18.25
2018	3,170	25.60	-	25.60	81,175	1.77	(5.35)	-	(5.35)
2017	3,180	27.05	-	27.05	86,030	1.92	14.10	-	14.10
2016	3,156	23.71	-	23.71	74,828	1.48	3.07	-	3.07
	Fidelity® VIP ContrafundSM Portfolio Initial Class
2020	17,938	17.45	-	78.70	1,272,175	0.25	30.57	-	30.57
2019	18,380	13.36	-	60.28	1,005,345	0.46	31.58	-	31.58
2018	19,837	10.16	-	45.81	834,803	0.70	(14.44)	-	(6.38)
2017	20,904	21.28	-	48.93	943,832	1.02	21.88	-	21.88
2016	20,795	17.46	-	40.15	772,874	0.81	8.01	-	8.01
	Fidelity® VIP Disciplined Small Cap Portfolio Initial Class (Fund launched on August 13, 2018)
2020	459	14.19	-	14.19	6,513	0.86	18.45	-	18.45
2019	181	11.98	-	11.98	2,171	1.97	23.71	-	23.71
2018	2	9.68	-	9.68	15	1.08	(16.88)	-	(16.88)
	Fidelity® VIP Emerging Markets Portfolio Initial Class
2020	2,286	15.95	-	20.76	42,318	0.92	31.27	-	31.27
2019	1,673	12.15	-	15.82	25,226	1.91	29.46	-	29.46
2018	1,222	9.38	-	12.22	14,836	0.70	(18.00)	-	(4.45)
2017	1,071	14.90	-	14.90	15,939	0.73	47.40	-	47.40
2016	798	10.11	-	10.11	8,072	0.61	3.24	-	3.24

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

	Fidelity® VIP Equity-Income PortfolioSM Initial Class
2020	25,529	$13.53	-	$42.10	$1,025,840	1.87%	6.69	-	6.69%
2019	24,763	12.68	-	39.45	933,191	2.01	20.97	-	27.44
2018	26,731	17.08	-	30.96	793,490	2.30	(8.29)	-	(8.29)
2017	26,752	18.63	-	33.76	866,752	1.74	12.89	-	12.89
2016	26,037	16.50	-	29.90	746,939	2.34	18.02	-	18.02
	Fidelity® VIP Government Money Market Portfolio Initial Class
2020	43,778	10.44	-	15.37	630,734	0.29	0.32	-	0.32
2019	35,377	10.40	-	15.32	506,147	1.99	1.79	-	2.02
2018	35,759	10.57	-	15.02	503,499	1.64	1.65	-	1.65
2017	35,837	10.40	-	14.78	493,404	0.66	0.67	-	0.67
2016	36,157	10.33	-	14.68	505,045	0.20	0.20	-	0.20
	Fidelity® VIP Growth & Income Portfolio Initial Class
2020	2,258	26.78	-	26.78	60,468	2.22	7.85	-	7.85
2019	2,921	24.83	-	24.83	72,533	3.67	30.05	-	30.05
2018	2,175	19.09	-	19.09	41,531	0.40	(8.98)	-	(8.98)
2017	2,212	20.98	-	20.98	46,402	1.32	16.90	-	16.90
2016	1,965	17.95	-	17.95	35,258	1.81	16.08	-	16.08
	Fidelity® VIP Growth Portfolio Initial Class
2020	25,883	21.05	-	67.01	1,643,379	0.07	43.89	-	43.89
2019	26,304	14.63	-	46.57	1,170,089	0.27	34.31	-	34.31
2018	29,255	10.89	-	34.67	975,518	0.24	(13.11)	-	(0.17)
2017	30,327	23.24	-	34.73	1,015,154	0.22	35.13	-	35.13
2016	30,064	17.20	-	25.70	746,829	0.04	0.80	-	0.80
	Fidelity® VIP High Income Portfolio Initial Class
2020	1,212	20.87	-	20.87	25,302	5.30	2.75	-	2.75
2019	1,171	20.31	-	20.31	23,778	5.32	15.11	-	15.11
2018	1,079	17.65	-	17.65	19,036	5.88	(3.29)	-	(3.29)
2017	981	18.24	-	18.24	17,899	5.43	6.93	-	6.93
2016	969	17.06	-	17.06	16,528	5.77	14.61	-	14.61
	Fidelity® VIP Index 500 Portfolio Initial Class
2020	28,421	16.36	-	51.67	1,238,378	1.78	18.24	-	18.24
2019	25,364	13.84	-	43.70	1,005,702	2.02	31.35	-	31.35
2018	22,108	10.54	-	33.27	735,014	1.72	(12.72)	-	(4.49)
2017	25,101	34.83	-	34.83	874,263	1.74	21.71	-	21.71
2016	27,297	28.62	-	28.62	781,172	1.41	11.86	-	11.86
	Fidelity® VIP Index 500 Portfolio Service Class
2020	12,411	34.10	-	34.10	423,226	1.71	18.13	-	18.13
2019	12,505	28.87	-	28.87	361,003	1.95	31.22	-	31.22
2018	11,086	22.00	-	22.00	243,923	1.88	(4.59)	-	(4.59)
2017	9,120	23.06	-	23.06	210,281	1.64	21.59	-	21.59
2016	10,414	18.96	-	18.96	197,493	1.50	11.75	-	11.75

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

	Fidelity® VIP Investment Grade Bond Portfolio Initial Class
2020	17,787	$12.00	-	$22.28	$375,465	2.21%	9.39	-	9.39%
2019	17,566	10.97	-	20.36	343,447	2.75	9.67	-	9.67
2018	18,524	10.00	-	18.57	332,472	2.56	(0.53)	-	1.40
2017	17,690	15.35	-	18.67	319,857	2.44	4.22	-	4.22
2016	17,126	14.72	-	17.91	297,426	2.44	4.74	-	4.74
	Fidelity® VIP Mid Cap Portfolio Initial Class
2020	2,111	14.03	-	28.36	55,052	0.66	18.19	-	18.19
2019	2,710	11.87	-	24.00	61,699	0.91	23.45	-	23.45
2018	2,377	9.61	-	19.44	46,196	0.66	(14.54)	-	(6.09)
2017	2,318	22.75	-	22.75	52,729	0.67	20.81	-	20.81
2016	2,750	18.83	-	18.83	51,772	0.57	12.23	-	12.23
	Fidelity® VIP Overseas Portfolio Initial Class
2020	11,844	13.58	-	31.96	370,751	0.45	15.61	-	15.61
2019	11,774	11.75	-	27.64	324,146	1.78	27.77	-	27.77
2018	11,716	9.20	-	21.64	253,205	1.60	(14.81)	-	(3.44)
2017	11,432	25.40	-	25.40	290,343	1.48	30.28	-	30.28
2016	11,589	19.49	-	19.49	225,912	1.50	(5.06)	-	(5.06)
	Fidelity® VIP Real Estate Portfolio Initial Class
2020	2,479	11.20	-	20.11	42,475	2.42	(6.55)	-	(6.55)
2019	1,993	11.98	-	21.52	40,847	1.93	23.22	-	23.22
2018	1,532	9.72	-	17.47	26,652	3.25	(6.22)	-	(3.20)
2017	1,533	18.63	-	18.63	28,546	1.86	4.07	-	4.07
2016	1,308	17.90	-	17.90	23,406	1.62	5.75	-	5.75
	Fidelity® VIP Value Portfolio Initial Class (Fund launched on August 13, 2018)
2020	55	13.13	-	13.13	728	1.58	6.26	-	6.26
2019	19	12.36	-	12.36	233	3.78	32.13	-	32.13
2018	1	9.35	-	9.35	6	0.94	(5.51)	-	(5.51)
	Fidelity® VIP Value Strategies Portfolio Initial Class
2020	368	25.48	-	25.48	9,384	1.38	8.26	-	8.26
2019	406	23.54	-	23.54	9,551	1.65	34.53	-	34.53
2018	387	17.50	-	17.50	6,768	0.99	(17.32)	-	(17.32)
2017	405	21.16	-	21.16	8,549	1.51	19.36	-	19.36
2016	392	17.73	-	17.73	6,941	1.17	9.62	-	9.62
	Franklin Templeton Global Bond VIP Fund Class 1
2020	1,802	16.52	-	16.52	29,759	8.41	(5.07)	-	(5.07)
2019	1,684	17.40	-	17.40	29,305	7.04	2.26	-	2.26
2018	1,639	17.02	-	17.02	27,886	—	2.21	-	2.21
2017	1,542	16.65	-	16.65	25,673	—	2.15	-	2.15
2016	1,451	16.30	-	16.30	23,643	—	3.21	-	3.21

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

	Franklin Templeton Income VIP Fund Class 1
2020	1,299	$19.66	-	$19.66	$25,532	5.88%	0.97	-	0.97%
2019	1,159	19.47	-	19.47	22,569	5.29	16.42	-	16.42
2018	1,146	16.72	-	16.72	19,168	4.91	(4.09)	-	(4.09)
2017	1,095	17.44	-	17.44	19,102	4.44	9.94	-	9.94
2016	1,077	15.86	-	15.86	17,089	4.82	14.33	-	14.33
	Franklin Templeton Mutual Global Discovery VIP Fund Class 1
2020	215	19.56	-	19.56	4,203	2.54	(4.22)	-	(4.22)
2019	207	20.42	-	20.42	4,221	1.81	24.71	-	24.71
2018	254	16.38	-	16.38	4,177	2.74	(11.01)	-	(11.01)
2017	250	18.40	-	18.40	4,585	1.98	8.88	-	8.88
2016	226	16.90	-	16.90	3,814	1.96	12.44	-	12.44
	Franklin Templeton Mutual Shares VIP Fund Class 1
2020	188	18.83	-	18.83	3,534	3.28	(4.85)	-	(4.85)
2019	159	19.79	-	19.79	3,147	2.13	22.92	-	22.92
2018	164	16.10	-	16.10	2,635	2.93	(8.86)	-	(8.86)
2017	305	17.66	-	17.66	5,382	2.59	8.64	-	8.64
2016	297	16.26	-	16.26	4,826	2.24	16.35	-	16.35
	Franklin Templeton Small Cap Value VIP Fund Class 1
2020	2,368	27.05	-	27.05	64,069	1.65	5.41	-	5.41
2019	2,126	25.67	-	25.67	54,575	1.28	26.72	-	26.72
2018	2,031	20.25	-	20.25	41,140	1.12	(12.69)	-	(12.69)
2017	1,962	23.20	-	23.20	45,516	0.71	10.92	-	10.92
2016	1,964	20.91	-	20.91	41,060	1.09	30.54	-	30.54
	Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1
2020	890	42.82	-	42.82	38,111	—	55.52	-	55.52
2019	871	27.53	-	27.53	23,990	—	31.80	-	31.80
2018	902	20.89	-	20.89	18,855	—	(5.15)	-	(5.15)
2017	875	22.02	-	22.02	19,280	—	21.75	-	21.75
2016	837	18.09	-	18.09	15,129	—	4.40	-	4.40
	Franklin Templeton Strategic Income VIP Fund Class 1
2020	854	18.02	-	18.02	15,394	5.04	3.75	-	3.75
2019	789	17.37	-	17.37	13,705	5.31	8.41	-	8.41
2018	727	16.03	-	16.03	11,647	2.86	(1.91)	-	(1.91)
2017	607	16.34	-	16.34	9,922	3.24	4.74	-	4.74
2016	560	15.60	-	15.60	8,723	3.56	8.25	-	8.25
	Franklin Templeton U.S. Government Securities VIP Fund Class 1
2020	1,173	14.39	-	14.39	16,885	3.70	4.08	-	4.08
2019	1,228	13.82	-	13.82	16,980	3.08	5.47	-	5.47
2018	1,214	13.11	-	13.11	15,919	2.92	0.60	-	0.60
2017	1,268	13.03	-	13.03	16,527	2.81	1.66	-	1.66
2016	1,244	12.82	-	12.82	15,944	2.70	0.90	-	0.90

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,						For the year ended December 31,
	Accumulation Units		Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

	Guggenheim VT U.S. Long Short Equity Fund
2020	1,225		$26.26	-	$26.26	$32,158	0.85%	4.93	-	4.93%
2019	1,188		25.03	-	25.03	29,722	0.57	5.54	-	5.54
2018	1,173		23.71	-	23.71	27,804	—	(12.94)	-	(12.94)
2017	1,211		27.24	-	27.24	32,960	0.36	14.85	-	14.85
2016	1,300		23.72	-	23.72	30,807	—	0.65	-	0.65
	Invesco Oppenheimer V.I. Conservat. Balance Fund Series I
2020	1,588		16.47	-	16.47	26,142	2.21	14.86	-	14.86
2019	1,395		14.34	-	14.34	19,998	2.25	17.51	-	17.51
2018	1,295		12.20	-	12.20	15,796	1.82	(5.32)	-	(5.32)
2017	1,371		12.89	-	12.89	17,661	1.80	9.25	-	9.25
2016	1,003		11.79	-	11.79	11,825	2.37	5.26	-	5.26
Invesco Oppenheimer V.I. Disc. Mid Cap Gwth. Fund Series I (On April 30, 2020 Invesco Mid Cap Growth I, and on June 12, 2020, Invesco Oppenheimer V.I. Disc. Mid Cap Gwth. Fund Series II merged into Invesco Oppenheimer V.I. Disc. Mid Cap Gwth. Fund Series I)
2020	6,859		14.83	-	48.94	334,689	0.03	40.69	-	51.42
2019	5,193		34.79	-	34.79	180,652	—	39.36	-	39.36
2018	5,227		24.96	-	24.96	130,479	—	(6.08)	-	(6.08)
2017	5,049		26.58	-	26.58	134,186	0.03	28.79	-	28.79
2016	5,188		20.64	-	20.64	107,069	—	2.33	-	2.33
Invesco Oppenheimer V.I. Disc. Mid Cap Gwth. Fund Series II (Fund launched on April 30, 2020; Invesco Mid Cap Grow Fund Series II merged into the fund on April 30, 2020. The fund merged into Invesco Oppenheimer V.I. Disc. Mid Cap Gwth. Fund Series I on June 12, 2020)
2020	—	1	10.77	-	10.77	—	—	10.03	-	10.03
	Invesco Oppenheimer V.I. Global Fund Series I
2020	733		30.41	-	30.41	22,286	0.71	27.64	-	27.64
2019	759		23.83	-	23.83	18,080	0.88	31.79	-	31.79
2018	827		18.08	-	18.08	14,953	0.99	(13.18)	-	(13.18)
2017	745		20.82	-	20.82	15,517	0.91	36.66	-	36.66
2016	677		15.24	-	15.24	10,317	1.03	0.08	-	0.08
	Invesco Oppenheimer V.I. Global Fund Series II
2020	10,940		47.03	-	47.03	514,519	0.45	27.34	-	27.34
2019	11,363		36.94	-	36.94	419,678	0.64	31.45	-	31.45
2018	12,850		28.10	-	28.10	361,052	0.77	(13.39)	-	(13.39)
2017	13,398		32.44	-	32.44	434,663	0.73	36.32	-	36.32
2016	13,454		23.80	-	23.80	320,176	0.70	(0.16)	-	(0.16)
	Invesco Oppenheimer V.I. Global Strategic Inc. Fund Series I
2020	446		16.19	-	16.19	7,218	5.80	3.40	-	3.40
2019	435		15.66	-	15.66	6,812	3.96	10.80	-	10.80
2018	411		14.13	-	14.13	5,811	5.09	(4.40)	-	(4.40)
2017	378		14.78	-	14.78	5,586	2.28	6.27	-	6.27
2016	356		13.91	-	13.91	4,947	5.21	6.53	-	6.53
	Invesco Oppenheimer V.I. Intl. Growth Fund Series I
2020	3,701		20.32	-	66.92	142,972	0.96	21.50	-	21.50
2019	3,874		16.72	-	55.08	119,649	1.06	28.60	-	28.60
2018	3,977		13.00	-	42.83	97,297	0.87	(19.42)	-	(19.42)
2017	3,708		16.14	-	53.15	114,642	1.48	26.29	-	26.29
2016	3,609		12.78	-	42.08	89,977	1.11	(2.12)	-	(2.12)

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,						For the year ended December 31,
	Accumulation Units		Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

	Invesco Oppenheimer V.I Main Street Fund Series I (Fund launched on April 28, 2017)
2020	757		$15.12	-	$15.12	$11,447	1.54%	13.94	-	13.94%
2019	750		13.27	-	13.27	9,949	1.05	32.08	-	32.08
2018	875		10.05	-	10.05	8,780	1.16	(7.89)	-	(7.89)
2017	908		10.91	-	10.91	9,901	2.16	9.08	-	9.08
	Invesco Oppenheimer V.I. Main Street Small Cap Fund® Series I
2020	12,739		34.54	-	75.57	922,320	0.66	19.93	-	19.93
2019	12,926		28.80	-	63.01	758,505	0.20	26.47	-	26.47
2018	12,875		22.77	-	49.82	612,383	0.30	(10.32)	-	(10.32)
2017	13,708		25.39	-	55.56	726,061	0.85	14.16	-	14.16
2016	13,735		22.24	-	48.67	641,064	0.49	18.05	-	18.07
	Invesco Oppenheimer V.I. Total Return Bond Fund Series I
2020	807		12.34	-	12.34	9,966	3.24	9.71	-	9.71
2019	761		11.25	-	11.25	8,559	3.46	9.53	-	9.53
2018	781		10.27	-	10.27	8,014	3.31	(1.02)	-	(1.02)
2017	667		10.38	-	10.38	6,918	2.22	4.59	-	4.59
2016	482		9.92	-	9.92	4,779	3.66	3.27	-	3.27
	Invesco V.I. American Franchise
2020	11,261		38.01	-	38.01	428,077	0.07	42.35	-	42.35
2019	11,489		26.70	-	26.70	306,800	—	36.76	-	36.76
2018	12,185		19.53	-	19.53	237,934	—	(3.62)	-	(3.62)
2017	12,945		20.26	-	20.26	262,283	0.09	27.34	-	27.34
2016	13,335		15.91	-	15.91	212,180	—	2.27	-	2.27
	Invesco V.I. American Value
2020	289		12.24	-	23.03	5,870	0.92	1.12	-	1.12
2019	243		12.10	-	22.78	5,338	0.73	14.61	-	25.03
2018	224		18.22	-	18.22	4,102	0.47	(12.65)	-	(12.65)
2017	279		20.86	-	20.86	5,808	0.84	9.96	-	9.96
2016	247		18.97	-	18.97	4,681	0.38	15.49	-	15.49
	Invesco V.I. Core Equity
2020	936		28.84	-	28.84	26,992	1.42	13.85	-	13.85
2019	1,035		25.33	-	25.33	26,217	0.97	28.96	-	28.96
2018	1,034		19.64	-	19.64	20,303	0.92	(9.39)	-	(9.39)
2017	1,006		21.68	-	21.68	21,787	1.07	13.17	-	13.17
2016	966		19.15	-	19.15	18,496	0.71	10.26	-	10.26
	Invesco V.I. Diversified Dividend Fund Series I (Fund launched on August 13, 2018)
2020	33		12.13	-	12.13	402	4.48	0.14	-	0.14
2019	5	1	12.11	-	12.11	62	—	2.75	-	2.75
	Invesco V.I. Government Securities
2020	4,130		13.03	-	13.03	53,834	2.48	6.27	-	6.27
2019	4,006		12.27	-	12.27	49,129	2.54	6.07	-	6.07
2018	3,787		11.56	-	11.56	43,791	2.11	0.56	-	0.56
2017	4,016		11.50	-	11.50	46,174	2.15	1.96	-	1.96
2016	3,745		11.28	-	11.28	42,240	1.98	1.23	-	1.23

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

	Invesco V.I. Growth and Income Fund Series I
2020	7,487	$24.00	-	$47.24	$330,809	2.41%	2.09	-	2.09%
2019	6,835	23.51	-	46.27	296,452	1.83	25.19	-	25.19
2018	7,113	18.78	-	36.96	248,453	2.05	(13.38)	-	(13.38)
2017	7,281	21.68	-	42.67	295,510	1.53	14.32	-	14.32
2016	7,131	18.96	-	37.32	254,262	1.08	19.69	-	19.69
	Invesco V.I. High Yield
2020	3,039	11.56	-	15.95	45,314	6.38	3.32	-	3.32
2019	2,374	11.18	-	15.44	36,027	5.91	3.30	-	13.51
2018	2,184	13.60	-	13.60	29,707	5.12	(3.35)	-	(3.35)
2017	2,168	14.07	-	14.07	30,518	4.13	6.30	-	6.30
2016	2,135	13.24	-	13.24	28,264	4.26	11.21	-	11.21
	Invesco V.I. International Growth Fund Series I (Fund launched on August 13, 2018)
2020	222	13.32	-	13.32	2,953	3.37	14.00	-	14.00
2019	49	11.68	-	11.68	571	2.30	28.57	-	28.57
2018	7	9.09	-	9.09	68	—	(5.42)	-	(5.42)
	Invesco V.I. Mid Cap Core Equity
2020	3,514	32.32	-	32.32	113,561	0.73	9.25	-	9.25
2019	3,740	29.58	-	29.58	110,630	0.51	25.28	-	25.28
2018	4,137	23.61	-	23.61	97,674	0.51	(11.35)	-	(11.35)
2017	4,260	26.63	-	26.63	113,482	0.54	14.92	-	14.92
2016	4,195	23.18	-	23.18	97,237	0.08	13.43	-	13.43
	Invesco V.I. Mid Cap Growth Fund Series I (Fund launched on August 13, 2018. On April 30, 2020 the fund merged into Invesco Oppenheimer V.I. Disc. Mid Cap Gwth. Fund Series I)
2020	—	13.38	-	13.38	—	—	(3.16)	-	(3.16)
2019	6	13.81	-	13.81	79	—	4.71	-	4.71
	Invesco V.I. Mid Cap Growth Fund Series II (On April 30, 2020 the fund merged into Invesco Oppenheimer V.I. Disc. Mid Cap Gwth. Fund Series II))
2020	—	36.81	-	36.81	—	—	(3.21)	-	(3.21)
2019	2,069	38.03	-	38.03	78,678	—	34.00	-	34.00
2018	2,121	28.38	-	28.38	60,203	—	(5.87)	-	(5.87)
2017	2,228	30.15	-	30.15	67,149	—	22.14	-	22.14
2016	2,246	24.69	-	24.69	55,456	—	0.57	-	0.57
	Invesco V.I. Value Opportunity
2020	3,828	12.42	-	22.93	87,496	0.43	5.46	-	59.18
2019	3,466	21.74	-	21.74	75,354	0.25	30.61	-	30.61
2018	3,635	16.65	-	16.65	60,518	0.33	(19.18)	-	(19.18)
2017	4,337	20.60	-	20.60	89,320	0.39	17.44	-	17.44
2016	4,582	17.54	-	17.54	80,355	0.39	18.34	-	18.34
	Janus Henderson Balanced Portfolio Institutional Shares
2020	718	15.25	-	30.11	20,458	1.74	14.31	-	14.31
2019	990	13.34	-	26.34	25,669	1.96	22.59	-	22.59
2018	1,031	10.88	-	21.48	22,146	2.17	(2.54)	-	0.68
2017	977	21.34	-	21.34	20,852	1.67	18.43	-	18.43
2016	871	18.02	-	18.02	15,700	2.40	4.60	-	4.60

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

	Janus Henderson Balanced Portfolio Service Shares
2020	10,707	$48.75	-	$48.75	$521,948	1.52%	14.03	-	14.03%
2019	10,506	42.75	-	42.75	449,125	1.64	22.27	-	22.27
2018	11,015	34.96	-	34.96	385,126	1.78	0.43	-	0.43
2017	10,899	34.81	-	34.81	379,423	1.41	18.13	-	18.13
2016	10,481	29.47	-	29.47	308,863	1.89	4.32	-	4.32
	Janus Henderson Enterprise Portfolio Institutional Shares
2020	1,201	17.99	-	41.87	50,244	0.06	19.47	-	19.56
2019	1,644	35.04	-	35.04	57,604	0.21	35.48	-	35.48
2018	1,021	25.87	-	25.87	26,417	0.23	(0.41)	-	(0.41)
2017	861	25.97	-	25.97	22,362	0.26	27.42	-	27.42
2016	834	20.38	-	20.38	16,998	0.73	12.36	-	12.36
	Janus Henderson Flexible Bond Portfolio Institutional Shares
2020	1,368	12.03	-	19.50	24,447	2.94	10.48	-	10.48
2019	1,150	10.89	-	17.65	20,021	3.34	1.94	-	9.57
2018	1,127	16.11	-	16.11	18,167	3.17	(1.00)	-	(1.00)
2017	1,127	16.27	-	16.27	18,326	2.93	3.62	-	3.62
2016	1,132	15.70	-	15.70	17,790	2.88	2.46	-	2.46
	Janus Henderson Forty Portfolio Institutional Shares
2020	2,086	21.17	-	81.68	157,340	0.27	39.40	-	39.40
2019	2,141	15.18	-	58.59	119,628	0.15	6.05	-	37.16
2018	2,599	21.44	-	42.72	106,205	—	1.98	-	1.98
2017	3,268	21.02	-	41.89	132,267	—	30.31	-	30.31
2016	3,203	16.13	-	32.14	98,773	0.81	2.20	-	2.20
	Janus Henderson Global Research Portfolio Service Shares
2020	1,385	42.75	-	42.75	59,219	0.55	19.76	-	19.76
2019	1,670	35.69	-	35.69	59,625	0.87	28.71	-	28.71
2018	1,631	27.73	-	27.73	45,232	0.99	(7.08)	-	(7.08)
2017	1,569	29.84	-	29.84	46,827	0.70	26.68	-	26.68
2016	1,628	23.56	-	23.56	38,363	0.95	1.82	-	1.82
	Janus Henderson Glob.Tech. and Innovation Portfolio Institutional Shares
2020	1,100	25.27	-	73.50	54,363	—	51.20	-	51.20
2019	1,012	16.71	-	48.62	42,439	—	45.17	-	45.17
2018	598	11.51	-	33.49	19,843	—	(1.60)	-	1.19
2017	518	33.09	-	33.09	17,151	—	45.09	-	45.09
2016	527	22.81	-	22.81	12,016	0.20	14.21	-	14.21
	Janus Henderson Mid Cap Value Portfolio Institutional Shares
2020	1,030	12.21	-	23.85	14,870	1.17	(0.92)	-	(0.92)
2019	783	12.32	-	24.07	16,323	1.24	30.35	-	30.35
2018	519	9.45	-	18.47	9,591	1.09	(13.63)	-	(5.57)
2017	450	21.38	-	21.38	9,626	0.80	13.94	-	13.94
2016	412	18.77	-	18.77	7,726	1.05	19.03	-	19.03

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,						For the year ended December 31,
	Accumulation Units		Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

	Janus Henderson Mid Cap Value Portfolio Service Shares
2020	4,684		$36.19	-	$36.19	$169,520	1.10%	(1.21)	-	(1.21)%
2019	4,313		36.64	-	36.64	158,004	1.02	30.05	-	30.05
2018	4,580		28.17	-	28.17	128,996	0.89	(13.82)	-	(13.82)
2017	4,997		32.69	-	32.69	163,365	0.63	13.63	-	13.63
2016	4,942		28.77	-	28.77	142,165	0.90	18.76	-	18.76
	Janus Henderson Overseas Portfolio Institutional Shares
2020	3,140		11.54	-	11.54	36,236	1.38	16.30	-	16.30
2019	4,583		9.92	-	9.92	45,474	1.98	27.02	-	27.02
2018	3,153		7.81	-	7.81	24,635	1.66	(14.94)	-	(14.94)
2017	3,070		9.18	-	9.18	28,197	1.80	31.12	-	31.12
2016	2,711		7.01	-	7.01	18,990	4.59	(6.45)	-	(6.45)
	Janus Henderson Overseas Portfolio Service Shares
2020	8,565		11.25	-	11.25	96,397	1.21	16.02	-	16.02
2019	9,759		9.70	-	9.70	94,661	1.85	26.71	-	26.71
2018	10,334		7.66	-	7.66	79,103	1.66	(15.14)	-	(15.14)
2017	11,069		9.02	-	9.02	99,849	1.65	30.80	-	30.80
2016	10,837		6.90	-	6.90	74,736	4.90	(6.71)	-	(6.71)
	Janus Henderson Research Portfolio Institutional Shares (Fund launched on August 13, 2018)
2020	7		19.27	-	19.27	135	0.37	32.95	-	32.95
2019	29	1	14.49		14.49	427	0.66	20.15		20.15
	Lazard Retirement Emerging Markets Equity Portfolio
2020	390		60.90	-	60.90	23,772	2.30	(1.27)	-	(1.27)
2019	517		61.68	-	61.68	31,861	0.91	18.14	-	18.14
2018	475		52.21	-	52.21	24,769	1.70	(18.56)	-	(18.56)
2017	576		64.10	-	64.10	36,893	1.84	27.82	-	27.82
2016	551		50.15	-	50.15	27,625	1.08	20.78	-	20.78
	Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I
2020	5,262		35.73	-	35.73	188,030	1.48	5.25	-	5.25
2019	5,001		33.95	-	33.95	169,789	1.75	28.88	-	28.88
2018	5,738		26.34	-	26.34	151,145	1.56	(8.87)	-	(8.87)
2017	5,685		28.91	-	28.91	164,337	1.42	14.84	-	14.84
2016	5,658		25.17	-	25.17	142,439	1.52	13.00	-	13.00
	Legg Mason Western Assets Variable Global High Yield Bond Portfolio Class I
2020	4,498		27.66	-	27.66	124,411	4.21	7.32	-	7.32
2019	4,401		25.78	-	25.78	113,450	5.16	14.39	-	14.39
2018	4,783		22.53	-	22.53	107,796	5.35	(3.92)	-	(3.92)
2017	4,627		23.45	-	23.45	108,521	5.52	8.65	-	8.65
2016	4,460		21.59	-	21.59	96,269	6.40	15.60	-	15.60
	MFS® High Yield Portfolio Initial Class
2020	4,404		14.54	-	14.54	64,051	5.56	5.09	-	5.09
2019	4,423		13.84	-	13.84	61,211	5.74	14.81	-	14.81
2018	4,443		12.06	-	12.06	53,555	5.57	(3.08)	-	(3.08)
2017	4,608		12.44	-	12.44	57,313	6.49	6.69	-	6.69
2016	4,507		11.66	-	11.66	52,539	6.64	13.82	-	13.82

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Total Return
	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Lowest to Highest**

	MFS® Investors Trust Series Initial Class
2020	671	$44.38	-	$44.38	$29,781	0.65%	13.87	-	13.87%
2019	672	38.97	-	38.97	26,185	0.70	31.58	-	31.58
2018	664	29.62	-	29.62	19,653	0.64	(5.49)	-	(5.49)
2017	670	31.34	-	31.34	20,992	0.74	23.35	-	23.35
2016	682	25.41	-	25.41	17,340	0.86	8.59	-	8.59
	MFS® Mass. Investors Growth Stock Portfolio Initial Class
2020	4,687	23.22	-	23.22	108,829	0.46	22.53	-	22.53
2019	4,799	18.95	-	18.95	90,949	0.59	39.95	-	39.95
2018	4,820	13.54	-	13.54	65,261	0.58	0.81	-	0.81
2017	4,743	13.43	-	13.43	63,699	0.67	28.42	-	28.42
2016	4,781	10.46	-	10.46	50,001	0.60	6.08	-	6.08
	MFS® New Discovery Series Initial Class
2020	3,124	116.49	-	116.49	363,909	—	45.89	-	45.89
2019	3,097	79.85	-	79.85	247,271	—	41.70	-	41.70
2018	3,372	56.35	-	56.35	190,039	—	(1.48)	-	(1.48)
2017	3,453	57.20	-	57.20	197,484	—	26.65	-	26.65
2016	3,489	45.16	-	45.16	157,536	—	9.05	-	9.05
	MFS® Total Return Series Initial Class
2020	3,440	42.34	-	42.34	145,664	2.31	9.81	-	9.81
2019	3,303	38.56	-	38.56	127,341	2.38	20.38	-	20.38
2018	3,284	32.03	-	32.03	105,200	2.24	(5.61)	-	(5.61)
2017	3,157	33.93	-	33.93	107,102	2.34	12.30	-	12.30
2016	3,089	30.22	-	30.22	93,347	2.88	9.09	-	9.09
	MFS® Utilities Series Initial Class
2020	1,068	81.24	-	81.24	86,768	2.55	5.90	-	5.90
2019	1,112	76.72	-	76.72	85,324	4.05	25.07	-	25.07
2018	1,121	61.34	-	61.34	68,744	1.11	1.06	-	1.06
2017	1,206	60.70	-	60.70	73,217	4.46	14.83	-	14.83
2016	1,185	52.86	-	52.86	62,581	3.84	11.47	-	11.47
	MFS® Value Series Initial Class
2020	1,629	40.71	-	40.71	66,316	1.49	3.48	-	3.48
2019	1,973	39.34	-	39.34	77,630	2.02	29.80	-	29.80
2018	2,162	30.31	-	30.31	65,550	1.58	(10.09)	-	(10.09)
2017	2,169	33.71	-	33.71	73,094	1.77	17.65	-	17.65
2016	2,511	28.65	-	28.65	71,944	2.14	14.09	-	14.09
	Morgan Stanley VIF Emerging Markets Equity Portfolio Class I
2020	2,310	12.56	-	12.56	29,014	1.43	14.44	-	14.44
2019	2,020	10.98	-	10.98	22,171	1.05	19.59	-	19.59
2018	2,137	9.18	-	9.18	19,611	0.45	(17.47)	-	(17.47)
2017	1,948	11.12	-	11.12	21,670	0.77	35.06	-	35.06
2016	1,819	8.23	-	8.23	14,980	0.51	6.74	-	6.74

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Lowest to Highest**

	Morgan Stanley VIF Growth Portfolio Class I
2020	1,726	$90.80	-	$140.74	$225,517	—%	117.31	-	117.31%
2019	2,144	41.79	-	64.76	126,470	—	31.81	-	31.81
2018	2,288	31.70	-	49.14	105,770	—	7.54	-	7.54
2017	2,280	29.48	-	45.69	100,950	—	43.15	-	43.15
2016	2,388	20.59	-	31.92	74,174	—	(1.64)	-	(1.64)
	Morgan Stanley VIF U.S. Real Estate Portfolio Class I
2020	2,678	44.33	-	44.33	118,717	2.90	(16.85)	-	(16.85)
2019	2,708	53.32	-	53.32	144,392	1.89	18.94	-	18.94
2018	2,769	44.83	-	44.83	124,100	2.77	(7.71)	-	(7.71)
2017	2,663	48.57	-	48.57	129,378	1.50	3.11	-	3.11
2016	2,523	47.11	-	47.11	118,900	1.21	6.81	-	6.81
	Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I
2020	24,867	13.39	-	20.93	495,840	2.28	10.34	-	10.34
2019	20,950	12.14	-	29.37	391,038	1.90	22.44	-	22.44
2018	19,479	9.91	-	23.99	301,592	1.70	(9.17)	-	(6.59)
2017	17,338	17.05	-	17.05	295,675	1.55	20.17	-	20.17
2016	14,804	14.19	-	14.19	210,083	1.68	11.45	-	11.45
	Morningstar Balanced ETF Asset Allocation Portfolio Class I
2020	20,226	12.67	-	19.33	373,956	2.47	9.41	-	9.41
2019	18,565	11.58	-	23.30	322,243	2.15	8.28	-	16.57
2018	21,947	15.16	-	19.99	332,610	2.27	(6.02)	-	(6.02)
2017	21,160	16.13	-	16.13	341,249	2.02	13.65	-	13.65
2016	18,962	14.19	-	14.19	269,063	2.02	8.69	-	8.69
	Morningstar Conservative ETF Asset Allocation Portfolio Class I
2020	4,221	15.84	-	15.84	66,860	2.06	6.80	-	6.80
2019	4,258	14.83	-	16.04	63,151	2.18	9.75	-	9.75
2018	4,304	13.51	-	14.61	58,170	2.44	(2.09)	-	(2.09)
2017	4,012	13.80	-	14.92	55,380	2.18	6.45	-	6.45
2016	3,431	12.97	-	12.97	44,487	1.84	4.88	-	4.88
	Morningstar Growth ETF Asset Allocation Portfolio Class I
2020	47,038	13.14	-	29.89	898,991	2.45	10.26	-	10.26
2019	40,620	11.92	-	27.11	717,516	2.15	20.14	-	20.14
2018	35,172	9.92	-	22.57	526,414	1.88	(7.85)	-	(6.54)
2017	28,954	16.83	-	24.49	494,512	1.66	17.68	-	17.68
2016	25,922	14.30	-	20.81	376,550	1.89	9.88	-	9.88
	Morningstar Income and Growth ETF Asset Allocation Portfolio Class I
2020	9,770	12.26	-	17.63	170,169	2.71	8.73	-	8.73
2019	8,574	11.28	-	19.30	137,616	2.06	6.69	-	13.19
2018	10,287	14.33	-	17.05	147,394	2.69	(3.99)	-	(3.99)
2017	8,870	14.92	-	14.92	132,374	2.11	10.12	-	10.12
2016	8,717	13.55	-	13.55	118,127	2.39	6.73	-	6.73

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Lowest to Highest**

	PIMCO VIT Int. Bond U.S. Dollar-Hedged Admin. Shares
2020	2,152	$26.25	-	$26.25	$56,503	5.92%	5.56	-	5.56%
2019	2,042	24.87	-	24.87	50,788	1.77	7.01	-	7.01
2018	2,010	23.24	-	23.24	46,711	1.32	2.12	-	2.12
2017	2,003	22.76	-	22.76	45,606	4.89	2.76	-	2.76
2016	1,953	22.15	-	22.15	43,258	1.35	6.48	-	6.48
	PIMCO VIT Real Return Portfolio Admin. Shares
2020	7,589	20.97	-	20.97	159,150	1.43	11.71	-	11.71
2019	7,425	18.77	-	18.77	139,372	1.68	8.44	-	8.44
2018	7,497	17.31	-	17.31	129,776	2.46	(2.20)	-	(2.20)
2017	6,729	17.70	-	17.70	119,121	2.39	3.66	-	3.66
2016	6,172	17.08	-	17.08	105,397	2.25	5.20	-	5.20
	PIMCO VIT Total Return Portfolio Admin. Shares
2020	11,401	25.81	-	25.81	294,290	2.12	8.65	-	8.65
2019	11,435	23.76	-	23.76	271,687	3.01	8.36	-	8.36
2018	11,733	21.93	-	21.93	257,247	2.55	(0.53)	-	(0.53)
2017	10,834	22.04	-	22.04	238,806	2.04	4.92	-	4.92
2016	10,083	21.01	-	21.01	211,850	2.12	2.68	-	2.68
	Putnam VT High Yield Fund Class IA
2020	2,379	36.94	-	36.94	87,899	5.68	5.50	-	5.50
2019	2,438	35.02	-	35.02	85,386	5.86	14.55	-	14.55
2018	2,386	30.57	-	30.57	72,919	5.83	(3.59)	-	(3.59)
2017	2,658	31.71	-	31.71	84,303	5.92	7.22	-	7.22
2016	2,564	29.57	-	29.57	75,806	6.27	15.66	-	15.66
	Putnam VT International Value Fund Class IA
2020	984	31.70	-	31.70	31,176	2.87	4.23	-	4.23
2019	1,103	30.41	-	30.41	33,551	2.82	20.44	-	20.44
2018	1,041	25.25	-	25.25	26,266	2.21	(17.38)	-	(17.38)
2017	961	30.56	-	30.56	29,353	1.64	25.06	-	25.06
2016	904	24.44	-	24.44	22,078	2.49	1.28	-	1.28
	T. Rowe Price Blue Chip Growth Portfolio I
2020	5,073	68.12	-	68.12	345,579	—	34.28	-	34.28
2019	5,605	50.73	-	50.73	284,364	—	29.89	-	29.89
2018	7,154	39.06	-	39.06	279,421	—	1.92	-	1.92
2017	6,640	38.32	-	38.32	254,468	—	36.17	-	36.17
2016	6,750	28.14	-	28.14	189,958	—	0.78	-	0.78
	T. Rowe Price Equity Income Portfolio I
2020	11,424	45.96	-	45.96	525,020	2.35	1.18	-	1.18
2019	11,383	45.42	-	45.42	517,012	2.33	26.40	-	26.40
2018	11,974	35.93	-	35.93	430,276	2.03	(9.50)	-	(9.50)
2017	11,982	39.71	-	39.71	475,764	1.78	16.02	-	16.02
2016	12,861	34.22	-	34.22	440,156	2.32	19.17	-	19.17

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Lowest to Highest**

	VanEck VIP Emerging Markets Fund Initial Class
2020	3,130	$50.36	-	$50.36	$157,637	2.05%	17.25	-	17.25%
2019	3,167	42.95	-	42.95	136,013	0.47	30.60	-	30.60
2018	3,462	32.89	-	32.89	113,849	0.28	(23.49)	-	(23.49)
2017	3,302	42.98	-	42.98	141,927	0.41	51.03	-	51.03
2016	3,236	28.46	-	28.46	92,100	0.45	0.10	-	0.10
	VanEck VIP Global Hard Assets Fund Initial Class
2020	2,816	26.38	-	26.38	74,290	0.99	19.11	-	19.11
2019	2,246	22.15	-	22.15	49,749	—	11.87	-	11.87
2018	1,979	19.80	-	19.80	39,193	—	(28.28)	-	(28.28)
2017	1,722	27.61	-	27.61	47,522	—	(1.70)	-	(1.70)
2016	1,371	28.08	-	28.08	38,497	0.36	43.71	-	43.71

PART C
OTHER INFORMATION

Item 30. EXHIBITS
(a)Resolution of the Board of Directors of Allstate Life Insurance Company of New York authorizing establishment of the Allstate Life of New York Variable Life Separate Account A dated August 1, 1996./1
(b)Not Applicable
(c)(i) Form of Principal Underwriting Agreement. /2
(ii)Form of Selling Agreement. /2
(iii)Form of Schedule of Sales Commissions. /2
(d)Form of the FutureVest Flexible Premium Variable Adjustable Life Policy and Riders. /5
(e)Form of Application for the FutureVest Flexible Premium Variable Adjustable Life Policy /3
(f)Restated Certificate of Incorporation of Allstate Life Insurance Company of New York (Previously filed in Depositor's Form 10-K annual report dated March 30, 1999 and incorporated herein by reference).
(g)Contracts of Reinsurance
(1) Amended and Restated Reinsurance Agreement by and between Allstate Assurance Company and Swiss Re
Life & Health America Inc. /5
(2) Amended and Restated Reinsurance Agreement by and between Allstate Assurance Company and RGA
Reinsurance Company. /5

(h)Fund Participation Agreements:
(1)Participation Agreement between The Alger American Fund and Allstate Life Insurance Company of New York /1
(2)Participation Agreement between AIM Variable Insurance Funds (Invesco Variable Insurance Products) and Allstate Life Insurance Company of New York /1
(3)Participation Agreement between ALPS Variable Investment Trust and Allstate Life Insurance Company of New York /4
(4)Participation Agreement between Fidelity(R) Variable Insurance Products and Allstate Life Insurance Company of New York /4
(5)Participation Agreement between Janus Aspen Series and Allstate Life Insurance Company of New York /1
(i)Administrative Contracts - Not Applicable
(j)Other Material Contracts - Not Applicable
(k)Opinion and Consent of Counsel (file herewith)
(l)Actuarial Opinion and Consent /3
(m)Sample Calculation /3
(n)Other Consents:
(1)Consent of Independent Registered Public Accounting Firm (file herewith)
(o)Omitted Financial Statements - Not Applicable

(p)Initial Capital Arrangements - Not Applicable
(q)Procedures Memorandum pursuant to Rule 6e-3(T)(b)(12)(ii). /3
(r)Form of Initial Summary Prospectuses (filed herewith)
(99)(a)Powers of Attorney for Maureen A. Buckley; Angela K. Fontana; John R. Hurley. /6
(99)(b)Power of Attorney for Gene L. Lunman. /7
(99)(c)Powers of Attorney for Rebecca D. Kennedy and John Pintozzi. /8
(99)(d)Powers of Attorney for Mario Imbarrato; James M. Flewellen; Jesse E. Merten (file herewith)
/1 Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2002 (File No. 333-100934).
/2 Incorporated by reference from Pre-Effective Amendment No. 1 to Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, File No. 333-100935, dated June 30, 2003.
/3 Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 3, 2016 (File No. 333-214404).
/4 Incorporated by reference from Pre-Effective Amendment No. 2 to Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed April 25, 2008 (File No. 333-148225, 811-21250).
/5 Incorporated by reference from Pre-Effective Amendment No. 1 to Registration Statement of Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed March 17, 2017 (File No. 333-214404, 811-21250).
/6 Incorporated by reference from Post-Effective Amendment No. 1 to Registration Statement on For N-6 for Allstate Life of New York Variable Life Separate Account A, filed April 16, 2018 (File No. 333-214404, 811-21250).
/7 Incorporated by reference from Post-Effective Amendment No. 2 to Registration Statement on For N-6 for Allstate Life of New York Variable Life Separate Account A, filed April 12, 2019 (File No. 333-214404, 811-21250).
/8 Incorporated by reference from Post-Effective Amendment No. 3 to Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed April 13, 2020 (File No. 333-214404, 811-20788538).
Item 31. EXECUTIVE OFFICERS AND DIRECTORS OF THE DEPOSITOR

NAME AND PRINCIPAL BUSINESS ADDRESS*	POSITION AND OFFICE WITH DEPOSITOR OF THE ACCOUNT
Buckley, Maureen A.	Director
Fontana, Angela K.	Director, Senior Vice President, General Counsel and Secretary
Flewellen, James	Director and Senior Vice President
Hurley, John R.	Director
Imbarrato, Mario	Director, Senior Vice President and Chief Financial Officer
Merten, Jesse E.	Director, Chairman of the Board, President and Chief Executive Officer
Kennedy, Rebecca D.	Director and Vice President
Lunman, Gene L.	Director
Striker, Brian P.	Senior Vice President
Pintozzi, John C.	Senior Vice President and Controller
Dugenske, John E.	President, Investment and Financial Products
Knipp, Jeffrey D.	Chief Administrative Officer
Lenz, Brigitte K.	Vice President
Wright, Jeffrey S.	Senior Vice President and Chief Information Security Officer
Hwang, Christina	Senior Vice President

Parikh, Hiren S.	Vice President
Stultz, Elliot A.	Assistant Secretary
Miller, Merlin L.	Vice President and Illustration Actuary
Welton, Courtney V.	Senior Vice President and Chief Privacy and Ethics Officer
Lundal, Carol E.	Vice President and Assistant Treasurer
Nelson, Mary K.	Vice President
Resnick, Theresa M.	Vice President and Appointed Actuary
Gordon, Daniel G.	Vice President and Assistant Secretary
Willemsen, Lisette S.	Assistant Secretary
Helsdingen, Thomas H.	Assistant Treasurer
Rodrigues, Cynthia	Assistant Treasurer
Ludwig, Jillian K.	Assistant Secretary
Lopez, Alma D.	Assistant Treasurer
Raphael, Patricia A.	Assistant Treasurer
Seaman, Laura A.	Assistant Treasurer
Kirchhoff, Tracy M.	Chief Compliance Officer
* The principal address of Ms. Buckley is 26 Huntleigh Drive, Loudonville, New York, 12211. The principal business address of Mr. Hurley, Esq. is 29 St. Agnes Lane, Loudonville, NY 12211. The principal business address of Mr. Lunman is 8912 Carindale Road, Waxhaw, NC 28173. The principal business address of the other foregoing officers and directors is 3075 Sanders Road, Northbrook, Illinois 60062.

Item 32. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Allstate Corporation and Subsidiaries[1]

Page 1

01.28.2021

The Allstate Corporation
008 (DE)
Allstate Financial Insurance Holdings Corporation 375 (DE)
American Heritage Life Insurance Company 374 (FL)
First Colonial Insurance Company 378 (FL)
E.R.J. Insurance Group, Inc. (dba American Heritage Insurance Services) 373 (FL)
American Heritage Service Company 372 (FL)
Allstate Assurance Company 432 (IL)
Intramerica Life Insurance Company 379 (NY)
Allstate Indemnity Company 060 (IL)
Allstate Fire and Casualty Insurance Company 027 (IL)
Allstate Property and Casualty Insurance Company 065 (IL)
ASMI Auto Insurance Company 426 (IL)
ECMI Auto Insurance Company 427 (IL)
ESMI Auto Insurance Company 433 (IL)
National General Holdings Corp. 501 (DE)
(Continued on Page 2)
Esurance Holdings, Inc. 420 (DE)
Esurance Insurance Company 414 (IL)
Esurance Insurance Services, Inc. 418 (DE)
Esurance Property and Casualty Insurance Company 416 (IL)
Esurance Insurance Services Company of Canada 421 (Canada)
Esurance Insurance Company of New Jersey 415 (IL)
Allstate Insurance Holdings, LLC 396 (DE)
Encompass Insurance Holdings, LLC 430 (DE)
Encompass Indemnity Company 270 (IL)
Encompass Insurance Company 339 (IL)
Encompass Independent Insurance Company 360 (IL)
Encompass Insurance Company of America 357 (IL)
Encompass Home and Auto Insurance Company 361 (IL)
Encompass Property and Casualty Company 359 (IL)
Encompass Insurance Company of Massachusetts 367 (MA)
Allstate Insurance Company 010 (IL)
Allstate New Jersey Insurance Company 095 (IL)
Allstate New Jersey Property and Casualty Insurance Company 386 (NJ)
Encompass Insurance Company of New Jersey 365 (IL)
Encompass Property and Casualty Insurance Company of New Jersey 387 (IL)
Allstate Insurance Company of Canada 090 (Canada)
Allstate Life Insurance Company of Canada 091 (Canada)
Pembridge Insurance Company 093 (Canada)
Pafco Insurance Company 092 (Canada)
Ivantage Insurance Brokers Inc. 094 (Canada)
Esurance Insurance Company of Canada 096 (Canada)
Allstate Vehicle and Property Insurance Company 064 (IL)
Allstate North American Insurance Company 330 (IL)
Allstate Northbrook Indemnity Company 021 (IL)
North Light Specialty Insurance Company 397 (IL)
Tech-Cor, LLC 061 (DE)
Allstate Financial Services, LLC 302 (DE)
Allstate Financial Corporation 349 (IL)
Allstate Financial, LLC 348 (DE)
AIMCO Private Fund II, LLC 080 (DE)
Pullman Crossing, LLC 230 (DE) Owned 94.5% by Allstate Insurance Company and 5.5% by Kennett Capital, Inc.
Pullman QOZB, LLC 231 (DE) Owned 99.9% by Pullman Crossing, LLC and 0.1% by Allstate Insurance Company
Allstate Life Insurance Company 030 (IL)
Allstate Distributors, L.L.C. 370 (DE)
Allstate Financial Advisors, LLC 317 (DE)
Allstate Assignment Company 335 (NE)
Allstate Settlement Corporation 033 (NE)
Allstate Finance Company, LLC 410 (DE)
NBlvu Riverside Cars 1, LLC 211 (DE)
NBlvu Riverside Management, LLC 213 (DE)
Shelf Investment Holding Entity:
NBlvu AP AF1, LLC 221 (DE)
Owned 55% by Allstate Insurance Company and 45% by Allstate Life Insurance Company
Kennett Capital, Inc. 306 (DE)
Allstate Life Insurance Company of New York 036 (NY)
ALIC Reinsurance Company 385 (SC)
Allstate International Assignments, Ltd. 235 (DE)
AIMCO Private Fund I Holding, LLC 083 (DE)* *Not yet capitalized.
AIMCO Private Fund I, LLC 082 (DE)
Investment Holding Entities
ALINV Mosaic, LLC 209 (DE)
Road Bay Investments, LLC 391 (DE)
West Plaza RE Holdings, LLC 423 (DE)
NBlvu AF1, LLC 218 (DE)
NBlvu AF2, LLC 219 (DE)
NBlvu AF3, LLC 220 (DE)
NBlvu AF4, LLC 225 (DE)
NBlvu AF5, LLC 226 (DE)
Shelf Investment Holding Entities
NBlvu AF6, LLC 227 (DE)
NBlvu AF7, LLC (DE)
NBlvu AF8, LLC (DE)
Allstate International Holdings, Inc. 144 (DE)
Allstate Solutions Private Limited 152 (India)
Allstate Non-Insurance Holdings, Inc. 145 (DE)
Answer Financial Inc. 417 (DE)
Right Answer Insurance Agency, LLC (DE)
Insurance Answer Center, LLC (DE)
Answer Marketplace, LLC (DE)
Allstate Exchange Services, LLC 425 (DE)* *Not yet capitalized.
Allstate Digital Ventures, LLC 424 (DE)* *Not yet capitalized.
Collective Sourcing, LLC 162 (DE)
Allstate Enterprises, LLC 400 (DE)
Allstate Motor Club, Inc. 071 (DE)
Signature Motor Club, Inc. 401 (DE)
Signature Agency, Inc. 405 (DE)
Signature Motor Club of California, Inc. 407 (CA)
Signature's Nationwide Auto Club, Inc. 404 (DE)
Signature Nationwide Auto Club of California, Inc. 408 (CA)
Arity, LLC 156 (DE)
Arity 875, LLC 159 (DE)
Arity Services, LLC 171 (DE)
ANIHI Newco, LLC 172 (DE)
Pablo Creek Services, Inc. 398 (IL)
Ivantage Select Agency, Inc. 350 (IL)
Northeast Agencies, Inc. 351 (NY)
Allstate Global Holdings Limited 154 (NI)
Allstate Northern Ireland Limited 151 (NI)
Arity International Limited 158 (NI)
InfoArmor, Inc. 165 (DE)
Vigilante ATI, Inc. (DE)
Identity Protection Strategic Solutions LLC (NJ)
Allstate Finance Company Agency Loans, LLC 212 (DE)
Allstate Investments, LLC 345 (DE)
Allstate Investment Management Company 079 (DE)
Allstate Short Term Pool, LLC 208 (DE) (Allstate and certain of its subsidiaries have undivided interest in the underlying assets of the pool in proportion to their membership percentage. Allstate Investment Management Company is the managing member.)
Castle Key Insurance Company 070 (IL)
Castle Key Indemnity Company 085 (IL)
Encompass Floridian Insurance Company 383 (IL)
Encompass Floridian Indemnity Company 382 (IL)
Allstate Texas Lloyd's, Inc. 067 (TX) (Attorney-in-Fact for Allstate Texas Lloyd's)
Allstate Texas Lloyd's 063 (TX)
Allstate County Mutual Insurance Company 068 (TX) (Owned by its policyholders)
Investment Holding Entities
AP Real Estate, LLC – 205 (DE)
AP Timber, LLC – 206 (DE)
Current Creek Investments, LLC – 413 (DE)
NBlvu AP1, LLC 215 (DE)
NBlvu AP2, LLC 216 (DE)
NBlvu AP3, LLC 217 (DE)
NBlvu AP4, LLC 222 (DE)
NBlvu AP6, LLC 224 (DE)
NBlvu AP7, LLC 228 (DE)
NBlvu AP8, LLC 229 (DE)
AP Riverway Plaza, LLC – 205 (DE) (Wholly-owned subsidiary of AP RE Series Riverway Plaza, a separate series of AP Real Estate, LLC)
Shelf Investment Holding Entities
NBlvu AP5, LLC 223 (DE)
NBlvu AP9, LLC (DE)
NBlvu AP10, LLC (DE)
CE Care Plan Corp (DE)
Complete Product Care Corp (DE)
ST Product Care Corp (DE)
Square Trade Protection Solutions, Inc. (DE)
Protection Plan Group, Inc. (DE)
Square Trade Go, Inc. (DE)
SquareTrade Holding Company, Inc. 160 (DE)
Square Trade, Inc. (DE)
Square Trade European Services AS (Norway)
Square Trade Canada, Inc. (British Columbia, Canada)
Square Trade Australia Pty Ltd (Victoria, Australia)
Square Trade Singapore Pte. Ltd. (Singapore)
PlumChoice, Inc. (DE)
iCracked Inc. (DE)
iCracked Japan, Inc. (Japan) (37.5% owned by iCracked Inc.)
Square Trade Insurance Services, Inc. (DE)
Square Trade Limited (UK)
Square Trade Europe Limited (Malta)
Square Trade Japan GK (Japan)
KEY
Public Company
First Tier
Second Tier
Third Tier
Fourth Tier
Fifth Tier
Sixth Tier
Non-stock Insurance Company
Non-stock Investment Pool
Holding Company

[1]Corporate Organizational Chart does not include joint venture affiliated investments with third-parties (see Schedule Y of Statutory Statements) or long-term invested assets (see Schedule BA of Statutory Statements).

Item 33: INDEMNIFICATION
The Articles of Incorporation of Allstate Life Insurance Company of New York (Depositor) provide for the indemnification of its directors and officers against expenses, judgments, fines and amounts paid in settlement as incurred by such person, so long as such person shall not have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company. This right of indemnity is not exclusive of other rights to which a director or officer may otherwise be entitled.
The By-Laws of ADLLC (Distributor) provide that the corporation will indemnify a director, officer, employee or agent of the corporation to the full extent of Delaware law. In general, Delaware law provides that a corporation may indemnify a director, officer, employee or agent against expenses, judgments, fines and amounts paid in settlement if that individual acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.
No indemnification shall be made for expenses, including attorney's fees, if the person shall have been judged to be liable to the corporation unless a court determines such person is entitled to such indemnity. Expenses incurred by such individual in defending any action or proceeding may be advanced by the corporation so long as the individual agrees to repay the corporation if it is later determined that he or she is not entitled to such indemnification.
Under the terms of the form of Underwriting Agreement, the Depositor agrees to indemnify the distributor for any liability that the latter may incur to a Policy Owner or party-in-interest under a Policy, (a) arising out of any act or omission in the course of or in connection with rendering services under such Agreement, or (b) arising out of the purchase, retention or surrender of a Policy; provided, that the Depositor will not indemnify the Distributor for any such liability that results from the latter's willful misfeasance, bad faith or gross negligence, or from the reckless disregard by the latter of its duties and obligations under the Underwriting Agreement.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the forgoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public Policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public Policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 34. PRINCIPAL UNDERWRITERS
Allstate Distributors, LLC, ("ADLLC") serves as principal underwriter and distributor of the Policies. ADLLC is a wholly-owned subsidiary of Allstate Life Insurance Company and an affiliate of Allstate Assurance Company. ADLLC is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of FINRA.
On January 26, 2021, The Allstate Corporation announced it had entered into an agreement to transfer the Distributor of the Policy, Allstate Distributors, LLC, to Everlake US Holdings Company (f/k/a Antelope US Holdings Company), a Delaware corporation, an affiliate of an investment fund associated with The Blackstone Group Inc. (the “Transaction”). The Transaction is expected to close in the second half of 2021, subject to regulatory approvals and other customary closing conditions.
As stated in the SAI, under the underwriting agreement for the Policies, Allstate Life Insurance Company of New York reimburses ADLLC for expenses incurred in distributing the Policies, including liability arising from services Allstate Life Insurance Company of New York provides on the Policies.
In addition to Allstate Life Insurance Company of New York Variable Life Separate Account A, ADLLC serves as the principal distributor of certain life insurance policies and the following separate accounts:

Allstate Life Variable Life Separate Account A
Allstate Life Insurance Co Variable Annuity Separate Account C
   Intramerica Variable Annuity Account
Allstate Assurance Company Variable Life Separate Account

Lincoln Benefit Life Variable Life Account

The following are the directors and officers of ADLLC. The principal business address of each of the officers and directors listed below is 3075 Sanders Road, Northbrook, IL 60062.

Name	Position with Distributor
JAMES M. FLEWELLEN	MANAGER AND CHAIRMAN OF THE BOARD
ANGELA K. FONTANA	MANAGER, VICE PRESIDENT, GENERAL COUNSEL AND SECRETARY
REBECCA D. KENNEDY	MANAGER
MARY K. NELSON	MANAGER AND PRESIDENT
BRIGITTE K. LENZ	MANAGER
JESSE E. MERTEN	MANAGER
JOHN C. PINTOZZI	SENIOR VICE PRESIDENT AND CONTROLLER
CHRISTINA HWANG	SENIOR VICE PRESIDENT
KENNETH P. PRIESS	VICE PRESIDENT AND TREASURER
COURTNEY V. WELTON	SENIOR VICE PRESIDENT AND CHIEF PRIVACY AND ETHICS OFFICER
DANA GOLDSTEIN	CHIEF COMPLIANCE OFFICER
DANIEL G. GORDON	VICE PRESIDENT AND ASSISTANT SECRETARY
LISETTE S. WILLEMSEN	ASSISTANT SECRETARY
CAROL E. LUNDAHL	VICE PRESIDENT AND ASSISTANT TREASURER

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commission	Other Compensation
Allstate Distributors, L.L.C.	$0	$0	$0	$0

Item 35. LOCATION OF ACCOUNTS AND RECORDS
The Depositor, Allstate Life Insurance Company of New York, is located at 878 Veteran's Memorial Highway, Suite 400, Hauppauge, New York 11788 with additional mailing addresses and service center addresses in Nebraska. The Principal Underwriter, ADLLC, is located at 3075 Sanders Road, Northbrook, Illinois 60062.
Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.
Item 36. MANAGEMENT SERVICES
None.
Item 37. FEE REPRESENTATION
Allstate Life Insurance Company of New York hereby represents that the aggregate fees and charges deducted under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate Life Insurance Company of New York.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Life of New York Variable Life Separate Account A, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the Township of Northfield, State of Illinois, on the day of April 29, 2021.

ALLSTATE LIFE OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A
(REGISTRANT)

BY: ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
(DEPOSITOR)

By: /s/ ANGELA K. FONTANA
Angela K. Fontana
Senior Vice President, General Counsel and Secretary

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the day of April 29, 2021.

*/JESSE E. MERTEN	Director, Chairman of the Board, President and Chief Executive Officer
Jesse E. Merten	(Principal Executive Officer)

*/MAUREEN A. BUCKLEY	Director
Maureen A. Buckley

/s/ANGELA K. FONTANA	Director, Senior Vice President, General Counsel and Secretary
Angela K. Fontana

*/JOHN R. HURLEY	Director
John R. Hurley

*/MARIO IMBARRATO	Director, Senior Vice President and Chief Financial Officer
Mario Imbarrato	(Principal Financial Officer)

*/JAMES M. FLEWELLEN	Director and Senior Vice President
James M. Flewellen

*/REBECCA D. KENNEDY	Director and Vice President
Rebecca D. Kennedy

*/GENE L. LUNMAN	Director
Gene L. Lunman

*/JOHN C. PINTOZZI	Senior Vice President and Controller
John C. Pintozzi	(Principal Accounting Officer)

*/ By Angela K. Fontana, pursuant to Power of Attorney, previously filed.

EXHIBIT INDEX

EXHIBIT NO.	SEQUENTIAL PAGE NO.
30(k)	Opinion and Consent of Counsel
30(n)(1)	Consent of Independent Registered Public Accounting Firm
30(r)	Form of Initial Summary Prospectuses
99(d)	Powers of Attorney for Mario Imbarrato, James M. Flewellen and Jesse E. Merten